SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]

Pre-Effective Amendment No.                                            [ ]
                               -----

Post-Effective Amendment No.    32     (File No. 33-30770)             [X]
                              ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY (ACT OF 1940)      [X]

Amendment No.   36       (File No. 811-5897)
              ------


AXP MARKET ADVANTAGE SERIES, INC.
200 AXP Financial Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 Marquette Avenue South, Suite 2810,
Minneapolis, MN 55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(1)
[ ] on (date) pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectuses and Statements of Additional Information filed electronically herewith are not intended to supersede the Prospectus and Statement of Additional Information for AXP(R) Portfolio Builder Conservative Fund, AXP(R) Portfolio Builder Moderate Conservative Fund, AXP(R) Portfolio Builder Moderate Fund, AXP(R) Portfolio Builder Moderate Aggressive Fund, AXP(R) Portfolio Builder Aggressive Fund and AXP(R) Portfolio Builder Total Equity Fund filed with Post Effective Amendment No. 31 to Registration Statement No. 33-30770 filed on or about Jan. 16, 2004.

AXP(R)
   Blue Chip
        Advantage
           Fund

AXP Blue Chip Advantage Fund seeks to provide shareholders with a long-term total return exceeding that of the U.S. stock market.

Prospectus

March 31, 2004

Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds                                                                  (R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                                             3p

Goal                                                                 3p

Principal Investment Strategies                                      3p

Principal Risks                                                      4p

Past Performance                                                     5p

Fees and Expenses                                                    7p

Investment Manager                                                   8p

Other Securities and
  Investment Strategies                                              9p

Buying and Selling Shares                                            9p

Valuing Fund Shares                                                  9p

Investment Options                                                  10p

Purchasing Shares                                                   11p


Transactions Through Third Parties                                  14p


Sales Charges                                                       14p

Exchanging/Selling Shares                                           17p


Distributions and Taxes                                             21p

Financial Highlights                                                23p


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2p   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 PROSPECTUS

The Fund

GOAL

AXP Blue Chip Advantage Fund (the Fund) seeks to provide shareholders with a long-term total return exceeding that of the U.S. stock market. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, at least 80% of the Fund's net assets are invested in blue chip stocks. Blue chip stocks are issued by companies with a market capitalization of at least $1 billion, an established management, a history of consistent earnings and a leading position within their respective industries. A common measure of blue chip stocks is the S&P 500 Index. The S&P 500 Index is an unmanaged market index used to measure the total return of the U.S. stock market (the Fund may change this market index from time to time). While the Fund invests in stocks included in the S&P 500 Index, it is not an index fund, it may own companies not included in the index, and its results will likely differ from the index. Selecting blue chip stocks is the primary decision in building the investment portfolio. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses equity investments by:

o    Identifying companies with:

     o   attractive valuations,

     o   financial strength,

     o   strong, sustainable earnings growth, and

     o   improving growth dynamics.

o    Buying a diversified portfolio of securities.

o Buying equity securities not included in the S&P 500 Index if those securities meet the standards described above.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o    The security is overvalued relative to alternative investments.

o    Political,   economic,   or  other  events   could  affect  the   company's
     performance.

o    Potential losses can be minimized (i.e., in a market down-turn).

o    A more attractive opportunity exists.

o The company or the security continues to meet the other standards described above.


Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.


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3p   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 PROSPECTUS

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Issuer Risk

     Style Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

Style Risk

The objective of the Fund is to provide shareholders with a long-term return exceeding that of the U.S. stock market. Currently, the S&P 500 Index is the market index used to measure total return of the U.S. stock market. However, unlike the unmanaged index, the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund, stock selection, sector weightings, and other such factors. As a result, once these factors are accounted for, the Fund may under-perform the market index.

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4p   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year shown on the chart below, and

o    how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.


(bar chart)
                               CLASS A PERFORMANCE
                            (based on calendar years)
 40%
              +36.57%
 30%
                           +26.18%                                       +27.37%
 20%                 +21.43%       +22.91%  +20.42%

 10%
      +1.27%
  0%

-10%                                              -11.52%
                                                          -17.03%
-20%                                                              -22.77%

-30%
       1994    1995   1996  1997    1998     1999  2000    2001    2002   2003

During the period shown in the bar chart, the highest return for a calendar quarter was +20.14% (quarter ending December 1998) and the lowest return for a calendar quarter was -18.02% (quarter ending September 2002).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.


The Fund's Class A year to date return as of Dec. 31, 2003 was +27.37%.


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5p   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2003)
                                                                                      Since            Since
                                                1 year     5 years   10 years    inception (B&Y)    inception (C)
Blue Chip Advantage:
   Class A
     Return before taxes                        +20.04%    -3.90%     +7.88%           N/A               N/A
     Return after taxes on distributions        +19.93%    -4.98%     +5.73%           N/A               N/A
     Return after taxes on distributions
     and sale of fund shares                    +13.16%    -3.59%     +5.67%           N/A               N/A
   Class B
     Return before taxes                        +22.45%    -3.65%       N/A         +7.88%(a)            N/A
   Class C
     Return before taxes                        +26.54%      N/A        N/A            N/A            -9.07%(c)
   Class Y
     Return before taxes                        +27.69%    -2.59%       N/A         +8.87%(a)            N/A
S&P 500 Index                                   +28.68%    -0.57%    +11.07%       +11.39%(b)         -5.97%(d)
Lipper Large-Cap Core Funds Index               +24.80%    -1.08%     +9.27%        +9.85%(b)         -6.89%(d)


(a) Inception date was March 20, 1995.

(b) Measurement period started April 1, 1995.

(c) Inception date was June 26, 2000.

(d) Measurement period started July 1, 2000.

Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

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6p   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 PROSPECTUS

For purposes of this calculation we assumed:

o    the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o    no sales charge for Class C shares,

o    no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Large-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                                           Class A     Class B      Class C     Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                         5.75%       none         none        none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)     none(b)      5%          1%(c)       none

Annual Fund operating expenses (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(d)                             0.48%    0.48%   0.48%    0.48%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(e)                              0.33%    0.35%   0.36%    0.41%
Total                                          1.06%    1.83%   1.84%    0.89%


(a) This charge may be reduced depending on the value of your total investments in American Express mutual funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.004% for the most recent fiscal year.


(e) Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses. Effective May 2003, the Fund's transfer agency fee increased. The percentages above reflect the increase.

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7p   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return each year. The operating expenses remain the same each year. You would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


                               1 year      3 years    5 years    10 years
Class A(a)                      $677        $893      $1,127     $1,799
Class B                         $586(b)     $876(b)   $1,091(b)  $1,950(c)
Class C                         $187        $579      $  996     $2,164
Class Y                         $ 91        $284      $  494     $1,100


(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                               1 year      3 years    5 years    10 years
Class A(a)                      $677        $893      $1,127     $1,799
Class B                         $186        $576      $  991     $1,950(b)
Class C                         $187        $579      $  996     $2,164
Class Y                         $ 91        $284      $  494     $1,100


(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER


Doug Chase, Portfolio Manager

o    Joined AEFC in 2002 as a portfolio manager.

o Began investment career in 1992 as an analyst and also served as a Portfolio Manager for Fidelity Investments.

o    MBA, University of Michigan.

The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.48% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The maximum monthly adjustment (increase or decrease) will be 0.12% of the Fund's average net assets on an annual basis. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285.


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8p   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 PROSPECTUS

The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments such as money market securities. Additionally, the Fund may use derivative instruments such as futures, options and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.


Buying and Selling Shares

The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc., you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Where authorized by the Fund, orders in good form are priced using the NAV next determined after your order is placed with the third party. If you buy or redeem shares through a third party, consult that firm to determine whether your order will be priced at the time it is placed with the third party or at the time it is placed with the Fund. The third party may charge a fee for its services.

VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open.

The Fund's securities are valued primarily on the basis of market quotations. However, securities will be valued at fair value if reliable quotations are not readily available. Securities also will be valued at fair value if their value has been materially affected by events after the close of the primary exchanges or markets on which they trade and before the NAV is calculated. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price. Fair value procedures are approved by the Fund's Board of Directors. Certain short-term securities are valued at amortized cost. Foreign investments are valued in U.S. dollars.


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9p   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 PROSPECTUS

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00% (may be subject to a CDSC).

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

Investment options summary


The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.


The following table shows the key features of each class:

---------------- -------------- ---------------- ------------ ---------------
                 Class A        Class B          Class C      Class Y
---------------- -------------- ---------------- ------------ ---------------
Availability     Available to   Available to     Available    Limited to
                 all            all investors.   to all       qualifying
                 investors.                      investors.   institutional
                                                              investors.
---------------- -------------- ---------------- ------------ ---------------
Initial Sales    Yes. Payable   No. Entire       No. Entire   No. Entire
Charge           at time of     purchase price   purchase     purchase
                 purchase.      is invested in   price is     price is
                 Lower sales    shares of the    invested     invested in
                 charge for     Fund.            in shares    shares of the
                 larger                          of the       Fund.
                 investments.                    Fund.
---------------- -------------- ---------------- ------------ ---------------

Deferred Sales   On purchases   Maximum 5%       1% CDSC      None.
Charge           over           CDSC during      applies if
                 $1,000,000,    the first year   you sell
                 1% CDSC        decreasing to    your
                 applies if     0% after six     shares
                 you sell       years.           less than
                 your shares                     one year
                 less than                       after
                 one year                        purchase.
                 after
                 purchase.

---------------- -------------- ---------------- ------------ ---------------
Distribution     Yes.* 0.25%    Yes.* 1.00%      Yes.*        Yes. 0.10%
and/or                                           1.00%
Shareholder
Service Fee
---------------- -------------- ---------------- ------------ ---------------
Conversion to    N/A            Yes,             No.          No.
Class A                         automatically
                                in ninth
                                calendar year
                                of ownership.
---------------- -------------- ---------------- ------------ ---------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

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10p   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 PROSPECTUS

Should you purchase Class A, Class B or Class C shares?


If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.


Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine what investment is best for you, consult your financial advisor.

PURCHASING SHARES


To purchase shares through entities other than American Express Financial Advisors Inc. (the Distributor), please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.


Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

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11p   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 PROSPECTUS

How to determine the correct TIN

For this type of account:           Use the Social Security or Employer
                                    Identification number of:
----------------------------------- --------------------------------------
Individual or joint account         The individual or one of the owners
                                    listed on the joint account
----------------------------------- --------------------------------------
Custodian account of a minor        The minor
(Uniform Gifts/Transfers to
Minors Act)
----------------------------------- --------------------------------------
A revocable living trust            The grantor-trustee (the person who
                                    puts the money into the trust)
----------------------------------- --------------------------------------
An irrevocable trust, pension       The legal entity (not the personal
trust or estate                     representative or trustee, unless no
                                    legal entity is designated in the
                                    account title)
----------------------------------- --------------------------------------

Sole proprietorship or              The owner
single-owner LLC
----------------------------------- --------------------------------------
Partnership or multi-member LLC     The partnership
----------------------------------- --------------------------------------
Corporate or LLC electing           The corporation
corporate status on  Form 8837

----------------------------------- --------------------------------------
Association, club or tax-exempt     The organization
organization
----------------------------------- --------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (www.irs.gov).

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


Methods of purchasing shares

By mail


Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474


Minimum amounts
Initial investment:           $2,000*
Additional investments:       $500**
Account balances:             $300
Qualified account balances:   none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

 *   $1,000 for tax qualified accounts.

** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).


By scheduled investment plan


Minimum amounts
Initial investment:        $2,000*
Additional investments:    $100**
Account balances:          none (on a scheduled investment plan with monthly
                           payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

 *   $100 for direct at fund accounts.

**   $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 872-4377 for brokerage accounts

(800) 967-4377 for wrap accounts


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13p   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 PROSPECTUS

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.


SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:


                                        Sales charge as percentage of:
Total market value        Public offering price*            Net amount invested
Up to $49,999                        5.75%                          6.10%
$50,000-$99,999                      4.75                           4.99
$100,000-$249,999                    3.50                           3.63
$250,000-$499,999                    2.50                           2.56
$500,000-$999,999                    2.00                           2.04
$1,000,000 or more                   0.00                           0.00

* Offering price includes the sales charge.


The sales charge on Class A shares may be lower than 5.75%, based on the combined market value of:

o    your current investment in this Fund,

o    your previous investment in this Fund, and


o investments you and your primary household group have made in other American Express mutual funds where you have paid a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges and are excluded from the total. If you or any member of your primary household group elects to split the primary household group into individual household groups (for example, by asking that account statements be sent to separate addresses), assets will no longer be combined for purposes of reducing the sales charge.


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14p   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 PROSPECTUS

Other Class A sales charge policies


o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan provided that the plan uses the Distributor's group billing services, and


o if you intend to invest more than $50,000 over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. For more details, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o investors who have a business relationship with a newly associated financial advisor who joined the Distributor from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with the Distributor, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged. During that year, the CDSC will be waived only in the circumstances described for waivers for Class B and Class C shares.


o purchases made within 90 days after a sale of American Express Fund shares (up to the amount sold). Send the Fund a written request along with your payment, indicating the account number, the date and the amount of the sale.


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

o    purchases made:

     o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

     o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

     o   within the University of Texas System ORP,

     o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

     o   within the University of Massachusetts After-Tax Savings Program, or

     o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:        The CDSC percentage rate is:
First year                                          5%
Second year                                         4%
Third year                                          4%
Fourth year                                         3%
Fifth year                                          2%
Sixth year                                          1%
Seventh year                                        0%

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

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

Example


Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.


Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o    in the event of the shareholder's death,

o    held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

     o    at least 59 1/2 years old AND

     o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

     o    selling  under  an  approved   substantially  equal  periodic  payment
          arrangement.

EXCHANGING/SELLING SHARES

Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.


The Fund seeks to prevent market timing. Do not invest in the Fund if you are a market timer. Market timing is a trading practice designed to take advantage of short-term market movements or price fluctuations. Because market timing can impact the Fund's performance and its shareholders, the Fund seeks to protect the best interests of the Fund's shareholders as follows:

o Because the Distributor tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging, there is no set number of exchanges an investor can make without being identified as a market timer. Accounts under common control may be counted together for these purposes.

o When the Distributor identifies an investor whose trading activity, in its sole judgment, constitutes market timing, it may impose restrictions on the investor's exchange privileges or may reject the investor's purchases or exchanges, or both.



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17p   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 PROSPECTUS

o The Distributor reserves the right to reject any purchase or exchange orders, limit the amount of orders, or modify or discontinue the exchange privilege for any person or group, including orders accepted by a retirement plan or financial intermediary, if it determines, in its sole judgment, that the purchase or exchange may be harmful to existing shareholders or the Fund.

o Although the Distributor does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Distributor receives purchase and sale orders through various financial intermediaries and retirement plans, and may not always detect market timing through intermediaries and plans.

Other exchange policies:


o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.


o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.


Selling Shares


You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.


To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.



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


If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.

Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474


Include in your letter:


o    your account number


o    the name of the fund(s)


o    the class of shares to be exchanged or sold


o    your Social Security number or Employer Identification number

o    the dollar amount or number of shares you want to exchange or sell


o    specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)

o    delivery instructions, if applicable

o    any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.


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

By telephone


(800) 872-4377 for brokerage accounts

(800) 862-7919 for direct at fund accounts

(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.


o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o    Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:       $100


Maximum sale amount:       $100,000

By wire

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o    Minimum amount: $1,000

o    Pre-authorization is required.

o    A service fee may be charged against your account for each wire sent.


By scheduled payout plan


o    Minimum payment: $100*.

o Contact your financial advisor or the Distributor to set up regular payments.


o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.


* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.


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

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


The Fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

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

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

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22p   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.


Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                               2004      2003       2002       2001       2000
Net asset value, beginning of period                                       $6.03    $ 7.94     $ 9.92     $11.80     $11.88
Income from investment operations:
Net investment income (loss)                                                 .04       .04        .03        .05        .03
Net gains (losses) (both realized and unrealized)                           1.84     (1.92)     (1.95)      (.76)      1.11
Total from investment operations                                            1.88     (1.88)     (1.92)      (.71)      1.14
Less distributions:
Dividends from net investment income                                        (.05)     (.03)      (.04)      (.04)      (.03)
Distributions from realized gains                                             --        --       (.02)     (1.13)     (1.19)
Total distributions                                                         (.05)     (.03)      (.06)     (1.17)     (1.22)
Net asset value, end of period                                             $7.86    $ 6.03     $ 7.94     $ 9.92     $11.80

Ratios/supplemental data
Net assets, end of period (in millions)                                     $913      $852     $1,533     $2,247     $2,455
Ratio of expenses to average daily net assets(c)                           1.06%     1.00%       .89%       .85%       .83%
Ratio of net investment income (loss) to average daily net assets           .67%      .61%       .54%       .50%       .40%
Portfolio turnover rate (excluding short-term securities)                   149%      104%       135%       140%        81%
Total return(e)                                                           31.20%   (23.70%)   (19.38%)    (5.34%)     9.30%

See accompanying notes to financial highlights.


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23p   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 PROSPECTUS

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                2004      2003       2002       2001       2000
Net asset value, beginning of period                                       $5.87    $ 7.76     $ 9.72     $11.63     $11.79
Income from investment operations:
Net gains (losses) (both realized and unrealized)                           1.78     (1.89)     (1.94)      (.78)      1.03
Less distributions:
Distributions from realized gains                                             --        --       (.02)     (1.13)     (1.19)
Net asset value, end of period                                             $7.65    $ 5.87     $ 7.76     $ 9.72     $11.63

Ratios/supplemental data
Net assets, end of period (in millions)                                     $568      $568     $1,047     $1,530     $1,588
Ratio of expenses to average daily net assets(c)                           1.83%     1.77%      1.65%      1.60%      1.59%
Ratio of net investment income (loss) to average daily net assets          (.09%)    (.16%)     (.22%)     (.25%)     (.36%)
Portfolio turnover rate (excluding short-term securities)                   149%      104%       135%       140%        81%
Total return(e)                                                           30.36%   (24.36%)   (19.98%)    (6.01%)     8.45%

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                2004      2003       2002      2001(b)
Net asset value, beginning of period                                       $5.86    $ 7.74     $ 9.70     $11.99
Income from investment operations:
Net investment income (loss)                                                  --        --         --        .03
Net gains (losses) (both realized and unrealized)                           1.76     (1.88)     (1.94)     (1.16)
Total from investment operations                                            1.76     (1.88)     (1.94)     (1.13)
Less distributions:
Dividends from net investment income                                          --        --         --       (.03)
Distributions from realized gains                                             --        --       (.02)     (1.13)
Total distributions                                                           --        --       (.02)     (1.16)
Net asset value, end of period                                             $7.62    $ 5.86     $ 7.74     $ 9.70

Ratios/supplemental data
Net assets, end of period (in millions)                                       $5        $4         $5         $4
Ratio of expenses to average daily net assets(c)                           1.84%     1.79%      1.67%      1.60%(d)
Ratio of net investment income (loss) to average daily net assets          (.10%)    (.16%)     (.26%)      .04%(d)
Portfolio turnover rate (excluding short-term securities)                   149%      104%       135%       140%
Total return(e)                                                           30.07%   (24.29%)   (19.98%)    (8.79%)(f)

See accompanying notes to financial highlights.


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24p   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 PROSPECTUS

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                2004      2003       2002       2001       2000
Net asset value, beginning of period                                       $6.04    $ 7.96     $ 9.94     $11.81     $11.89
Income from investment operations:
Net investment income (loss)                                                 .05       .05        .04        .06        .04
Net gains (losses) (both realized and unrealized)                           1.85     (1.93)     (1.95)      (.75)      1.11
Total from investment operations                                            1.90     (1.88)     (1.91)      (.69)      1.15
Less distributions:
Dividends from net investment income                                        (.06)     (.04)      (.05)      (.05)      (.04)
Distributions from realized gains                                             --        --       (.02)     (1.13)     (1.19)
Total distributions                                                         (.06)     (.04)      (.07)     (1.18)     (1.23)
Net asset value, end of period                                             $7.88    $ 6.04     $ 7.96     $ 9.94     $11.81

Ratios/supplemental data
Net assets, end of period (in millions)                                      $99      $124       $291       $362       $369
Ratio of expenses to average daily net assets(c)                            .89%      .82%       .72%       .68%       .69%
Ratio of net investment income (loss) to average daily net assets           .86%      .76%       .70%       .67%       .54%
Portfolio turnover rate (excluding short-term securities)                   149%      104%       135%       140%        81%
Total return(e)                                                           31.53%   (23.63%)   (19.23%)    (5.16%)     9.44%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.


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

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Web site address:
americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-5897

Ticker Symbol
Class A: IBLUX    Class B:IDBCX
Class C: AXACX    Class Y:IBCYX

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6025-99 W (3/04)

AXP(R)
   Small Company
           Index
              Fund

AXP Small Company Index Fund seeks to provide shareholders with long-term capital appreciation.

Prospectus


March 31, 2004


Please note that this Fund:

o     is not a bank deposit

o     is not federally insured

o     is not endorsed by any bank or government agency

o     is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds                                                                  (R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                                    3p

Goal                                                        3p

Principal Investment Strategies                             3p

Principal Risks                                             4p

Past Performance                                            5p

Fees and Expenses                                           7p

Investment Manager                                          8p

Other Securities and
  Investment Strategies                                     9p

Buying and Selling Shares                                   9p

Valuing Fund Shares                                         9p

Investment Options                                         10p

Purchasing Shares                                          11p


Transactions Through Third Parties                         13p

Sales Charges                                              13p

Exchanging/Selling Shares                                  16p

Distributions and Taxes                                    20p

Financial Highlights                                       22p


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2p   --   AXP SMALL COMPANY INDEX FUND   --   2004 PROSPECTUS

The Fund

GOAL

AXP Small Company Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a diversified mutual fund that invests primarily in common stocks of small-capitalization companies that are expected to provide investment results that correspond to the performance of the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index or the Index). This Index is composed of approximately 600 companies located in the United States. These companies are chosen to be a part of the Index based upon their market size, liquidity and industry group representation. To be included in the Index, stock selections are also screened by Standard & Poor's Corporation for trading volume, share turnover, ownership concentration, share price and bid/ask spreads. The Index has above-average risk and may fluctuate more than the Standard & Poor's 500 Stock Price Index, which includes stock of larger, more established firms. The Fund is not managed according to traditional methods of active investment management. Instead, it follows a passive or indexing investment approach in an attempt to mirror the performance of the S&P SmallCap 600 Index. Although the Fund invests in common stocks of companies that comprise the S&P SmallCap 600 Index, it may not own all of the companies in the market index and it will not own all of the companies in the same proportion to their weightings in the market index.


American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:


o Attempting to replicate the S&P SmallCap 600 Index by investing in a statistically selected sample of the stocks included in the Index.

o Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

     o   The security continues to be included in the S&P SmallCap 600 Index.

     o Corporate actions have affected the company's stock (such as corporate reorganizations, mergers, acquisitions, or other such factors).

     o A company's market weighting otherwise changes with respect to the index.

     o Timing of cash flows in and out of the Fund require AEFC to sell a security.

AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

"Standard & Poor's(R)," "S&P(R)," "S&P SmallCap 600," and "Standard & Poor's Small Capitalization Stock Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by American Express Financial Advisors Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

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3p   --   AXP SMALL COMPANY INDEX FUND   --   2004 PROSPECTUS

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk


     Small and Medium Company Risk


     Style Risk

     Issuer Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


Style Risk

The Fund purchases stocks and other instruments in an attempt to replicate the performance of the S&P SmallCap 600 Index. However, the tools that AEFC utilizes to replicate the market index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund, changes in the S&P SmallCap 600 Index, and other such factors. As a result, once these factors are accounted for, the Fund will likely under-perform the market index.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

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4p   --   AXP SMALL COMPANY INDEX FUND   --   2004 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

o    how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

(bar chart)
                               CLASS A PERFORMANCE
                            (based on calendar years)
 40%                                                                     +37.71%

 30%

 20%                       +23.29%

 10%                                     +11.33%  +10.53%
                                                                  +5.39%
  0%                               -2.39%

-10%
                                                          +15.40%
-20%

       1994    1995   1996  1997    1998  1999     2000    2001    2002   2003


During the period shown in the bar chart, the highest return for a calendar quarter was +20.22% (quarter ending December 2001) and the lowest return for a calendar quarter was -21.10% (quarter ending September 1998).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class Y may vary from that shown above because of differences in expenses.


The Fund's Class A year to date return as of Dec. 31, 2003 was +37.71%.


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5p   --   AXP SMALL COMPANY INDEX FUND   --   2004 PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2003)

                                                                                                     Since
                                                                        1 year       5 years       inception
Small Company Index:
   Class A
     Return before taxes                                               +29.80%        +7.33%      +8.89%(a)
     Return after taxes on distributions                               +29.80%        +6.15%      +7.80%(a)
     Return after taxes on distributions and sale of fund shares       +19.37%        +5.76%      +7.22%(a)
   Class B
     Return before taxes                                               +32.78%        +7.63%      +8.93%(a)
   Class Y
     Return before taxes                                               +37.92%        +8.77%      +9.91%(a)
S&P SmallCap 600 Index                                                 +38.79%        +9.67%     +11.14%(b)
Lipper Small-Cap Core Funds Index                                      +40.90%        +9.39%      +9.84%(b)


(a) Inception date was Aug. 19, 1996.

(b) Measurement period started Sept. 1, 1996.

Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of Classes A, B and Y vary because of differences in sales charges and fees.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

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6p   --   AXP SMALL COMPANY INDEX FUND   --   2004 PROSPECTUS

For purposes of this calculation we assumed:

o    the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o    no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The Fund may invest in stocks that may not be listed in the index.

The Lipper Small-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees (fees paid directly from your investment)
                                                                    Class A    Class B    Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                  5.75%      none       none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none(b)     5%        none


Annual Fund operating expenses (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:    Class A   Class B    Class Y
Management fees                                  0.36%     0.36%      0.36%
Distribution (12b-1) fees                        0.25%     1.00%      0.00%
Other expenses(c)                                0.35%     0.37%      0.43%
Total                                            0.96%     1.73%      0.79%


(a) This charge may be reduced depending on your total investments in American Express mutual funds. See "Sales Charges."


(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses. Effective May 2003, the Fund's transfer agency fee increased. The percentages above reflect the increase.


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7p   --   AXP SMALL COMPANY INDEX FUND   --   2004 PROSPECTUS

Examples


These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return each year. The operating expenses remain the same each year. You would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

                               1 year      3 years    5 years    10 years
Class A(a)                      $667        $863      $1,076     $1,690
Class B                         $576(b)     $845(b)   $1,040(b)  $1,841(c)
Class Y                         $ 81        $253      $  440     $  982

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                               1 year      3 years    5 years    10 years
Class A(a)                      $667        $863      $1,076     $1,690
Class B                         $176        $545      $  940     $1,841(b)
Class Y                         $ 81        $253      $  440     $  982

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.


INVESTMENT MANAGER

David Factor, CFA, Portfolio Manager


o    Managed the Fund since 2001.

o    Joined AEFC in 1990.

o    Began investment career in 1996, becoming a quantitative analyst in 1999.

o    BSB, University of Minnesota.

The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.36% of the Fund's average daily net assets. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285.


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8p   --   AXP SMALL COMPANY INDEX FUND   --   2004 PROSPECTUS

The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities. The Fund may hold cash or its equivalent or invest in short-term fixed income securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives. The Fund is not managed with respect to tax efficiency.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

Buying and Selling Shares


The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc., you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Where authorized by the Fund, orders in good form are priced using the NAV next determined after your order is placed with the third party. If you buy or redeem shares through a third party, consult that firm to determine whether your order will be priced at the time it is placed with the third party or at the time it is placed with the Fund. The third party may charge a fee for its services.

VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open.

The Fund's securities are valued primarily on the basis of market quotations. However, securities will be valued at fair value if reliable quotations are not readily available. Securities also will be valued at fair value if their value has been materially affected by events after the close of the primary exchanges or markets on which they trade and before the NAV is calculated. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price. Fair value procedures are approved by the Fund's Board of Directors. Certain short-term securities are valued at amortized cost. Foreign investments are valued in U.S. dollars.


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9p   --   AXP SMALL COMPANY INDEX FUND   --   2004 PROSPECTUS

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution (12b-1) fee of 1.00%.

3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

Investment options summary

Class A
Maximum sales charge of 5.75%
Initial sales charge waived or reduced for certain purchases Annual distributions fee of 0.25% of average daily net assets* Lower annual expenses than Class B shares

Class B
No initial sales charge
CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six) CDSC waived in certain circumstances Shares convert to Class A in ninth year of ownership Annual distribution fee of 1.00% of average daily net assets* Higher annual expenses than Class A shares

Class Y
No initial sales charge
No annual distribution fee
Service fee of 0.10% of average daily net assets
Available only to certain qualifying institutional investors

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A and Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A or Class B shares ?


If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportions as the other Class B shares.


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10p   --   AXP SMALL COMPANY INDEX FUND   --   2004 PROSPECTUS

PURCHASING SHARES


To purchase shares through entities other than American Express Financial Advisors Inc. (the Distributor), please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.


Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.


If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:


o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:               Use the Social Security or Employer
                                        Identification number of:
--------------------------------------- ----------------------------------------
Individual or joint account             The individual or one of the owners
                                        listed on the joint account
--------------------------------------- ----------------------------------------
Custodian account of a minor (Uniform   The minor
Gifts/Transfers to Minors Act)
--------------------------------------- ----------------------------------------
A revocable living trust                The grantor-trustee (the person who puts
                                        the money into the trust)
--------------------------------------- ----------------------------------------
An irrevocable trust, pension trust     The legal entity (not the personal
or estate                               representative or trustee, unless no
                                        legal entity is designated in the
                                        account title)
--------------------------------------- ----------------------------------------

Sole proprietorship or single-owner     The owner
LLC
--------------------------------------- ----------------------------------------
Partnership or multi-member LLC         The partnership
--------------------------------------- ----------------------------------------
Corporate or LLC electing corporate     The corporation
status on  Form 8837

--------------------------------------- ----------------------------------------
Association, club or tax-exempt         The organization
organization
--------------------------------------- ----------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (www.irs.gov).

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11p   --   AXP SMALL COMPANY INDEX FUND   --   2004 PROSPECTUS

Methods of purchasing shares

By mail

Once your account has been established, send your check to:


American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474


Minimum amounts
Initial investment:           $2,000*
Additional investments:       $500**
Account balances:             $300
Qualified account balances:   none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

 *   $1,000 for tax qualified accounts.

** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

By scheduled investment plan

Minimum amounts
Initial investment:        $2,000*
Additional investments:    $100**
Account balances:          none (on a scheduled investment plan with
                           monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

 *   $100 for direct at fund accounts.

**   $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 872-4377 for brokerage accounts

(800) 967-4377 for wrap accounts


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12p   --   AXP SMALL COMPANY INDEX FUND   --   2004 PROSPECTUS

TRANSACTIONS THROUGH THIRD PARTIES


You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.


SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:


                                       Sales charge as percentage of:
Total market value       Public offering price*              Net amount invested
Up to $49,999                      5.75%                             6.10%
$50,000-$99,999                    4.75                              4.99
$100,000-$249,999                  3.50                              3.63
$250,000-$499,999                  2.50                              2.56
$500,000-$999,999                  2.00                              2.04
$1,000,000 or more                 0.00                              0.00


* Offering price includes the sales charge.


The sales charge on Class A shares may be lower than 5.75%, based on the combined market value of:


o    your current investment in this Fund,

o    your previous investment in this Fund, and


o investments you and your primary household group have made in other American Express mutual funds where you have paid a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under
     21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges and are excluded from the total. If you or any member of your primary household group elects to split the primary household group into individual household groups (for example, by asking that account statements be sent to separate addresses), assets will no longer be combined for purposes of reducing the sales charge.


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13p   --   AXP SMALL COMPANY INDEX FUND   --   2004 PROSPECTUS

Other Class A sales charge policies


o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, provided that the plan uses the Distributor's group billing services, and


o if you intend to invest more than $50,000 over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. For more details, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o investors who have a business relationship with a newly associated financial advisor who joined the Distributor from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with the Distributor, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and
     (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.


o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged. During that year, the CDSC will be waived only in the circumstances described for waivers for Class B and Class C shares.

o purchases made within 90 days after a sale of American Express Fund shares (up to the amount sold). Send the Fund a written request along with your payment, indicating the account number, the date and the amount of the sale.


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14p   --   AXP SMALL COMPANY INDEX FUND   --   2004 PROSPECTUS

o    purchases made:

     o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

     o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

     o   within the University of Texas System ORP,

     o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

     o   within the University of Massachusetts After-Tax Savings
         Program, or

     o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

Class B -- contingent deferred sales charge (CDSC) alternative

A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:        The CDSC percentage rate is:
First year                                          5%
Second year                                         4%
Third year                                          4%
Fourth year                                         3%
Fifth year                                          2%
Sixth year                                          1%
Seventh year                                        0%

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

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15p   --   AXP SMALL COMPANY INDEX FUND   --   2004 PROSPECTUS

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:

o    in the event of the shareholder's death,

o    held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

     o   at least 59 1/2 years old and

     o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) or

     o selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES

Exchanges


You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

The Fund seeks to prevent market timing. Do not invest in the Fund if you are a market timer. Market timing is a trading practice designed to take advantage of short-term market movements or price fluctuations. Because market timing can impact the Fund's performance and its shareholders, the Fund seeks to protect the best interests of the Fund's shareholders as follows:

o Because the Distributor tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging, there is no set number of exchanges an investor can make without being identified as a market timer. Accounts under common control may be counted together for these purposes.



--------------------------------------------------------------------------------
16p   --   AXP SMALL COMPANY INDEX FUND   --   2004 PROSPECTUS

o When the Distributor identifies an investor whose trading activity, in its sole judgment, constitutes market timing, it may impose restrictions on the investor's exchange privileges or may reject the investor's purchases or exchanges, or both.

o The Distributor reserves the right to reject any purchase or exchange orders, limit the amount of orders, or modify or discontinue the exchange privilege for any person or group, including orders accepted by a retirement plan or financial intermediary, if it determines, in its sole judgment, that the purchase or exchange may be harmful to existing shareholders or the Fund.

o Although the Distributor does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Distributor receives purchase and sale orders through various financial intermediaries and retirement plans, and may not always detect market timing through intermediaries and plans.

Other exchange policies:


o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.


o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.


Selling Shares


You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.
The Fund reserves the right to redeem in kind.


For more details and a description of other sales policies, please see the SAI.


To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.


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17p   --   AXP SMALL COMPANY INDEX FUND   --   2004 PROSPECTUS

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.

Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474


Include in your letter:


o    your account number


o    the name of the fund(s)


o    the class of shares to be exchanged or sold


o    your Social Security number or Employer Identification number

o    the dollar amount or number of shares you want to exchange or sell


o    specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)

o    delivery instructions, if applicable


o    any paper certificates of shares you hold


Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.


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18p   --   AXP SMALL COMPANY INDEX FUND   --   2004 PROSPECTUS

By telephone


(800) 872-4377 for brokerage accounts
(800) 862-7919 for direct at fund accounts
(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.


o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o    Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:       $100

Maximum sale amount:       $100,000


By wire

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o    Minimum amount: $1,000

o    Pre-authorization is required.

o    A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o    Minimum payment: $100*.

o Contact your financial advisor or the Distributor to set up regular payments.


o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.


* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.


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19p   --   AXP SMALL COMPANY INDEX FUND   --   2004 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


The Fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

--------------------------------------------------------------------------------
20p   --   AXP SMALL COMPANY INDEX FUND   --   2004 PROSPECTUS

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

--------------------------------------------------------------------------------
21p   --   AXP SMALL COMPANY INDEX FUND   --   2004 PROSPECTUS

Financial Highlights


The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                   2004      2003      2002      2001      2000
Net asset value, beginning of period                                          $5.14    $ 6.35     $6.50     $6.30     $6.11
Income from investment operations:
Net investment income (loss)                                                     --        --      (.01)       --      (.01)
Net gains (losses) (both realized and unrealized)                              2.41     (1.21)      .13      1.07       .58
Total from investment operations                                               2.41     (1.21)      .12      1.07       .57
Less distributions:
Distributions from realized gains                                                --        --      (.27)     (.87)     (.38)
Net asset value, end of period                                                $7.55    $ 5.14     $6.35     $6.50     $6.30

Ratios/supplemental data
Net assets, end of period (in millions)                                        $792      $583      $705      $668      $608
Ratio of expenses to average daily net assets(b)                               .96%      .98%      .96%      .87%      .97%
Ratio of net investment income (loss) to average daily net assets             (.04%)    (.13%)    (.12%)    (.08%)    (.11%)
Portfolio turnover rate (excluding short-term securities)                       10%       16%       20%       44%       30%
Total return(c)                                                              46.89%   (19.06%)    1.98%    18.79%     9.41%

See accompanying notes to financial highlights.


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22p   --   AXP SMALL COMPANY INDEX FUND   --   2004 PROSPECTUS

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                   2004      2003      2002      2001      2000
Net asset value, beginning of period                                          $4.85    $ 6.04     $6.25     $6.13     $6.00
Income from investment operations:
Net investment income (loss)                                                   (.05)     (.04)     (.05)     (.05)     (.05)
Net gains (losses) (both realized and unrealized)                              2.27     (1.15)      .11      1.04       .56
Total from investment operations                                               2.22     (1.19)      .06       .99       .51
Less distributions:
Distributions from realized gains                                                --        --      (.27)     (.87)     (.38)
Net asset value, end of period                                                $7.07    $ 4.85     $6.04     $6.25     $6.13

Ratios/supplemental data
Net assets, end of period (in millions)                                        $482      $370      $455      $436      $392
Ratio of expenses to average daily net assets(b)                              1.73%     1.75%     1.72%     1.63%     1.73%
Ratio of net investment income (loss) to average daily net assets             (.81%)    (.90%)    (.88%)    (.84%)    (.87%)
Portfolio turnover rate (excluding short-term securities)                       10%       16%       20%       44%       30%
Total return(c)                                                              45.77%   (19.70%)    1.09%    18.01%     8.55%

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                   2004      2003      2002      2001      2000
Net asset value, beginning of period                                          $5.19    $ 6.40     $6.54     $6.32     $6.12
Income from investment operations:
Net investment income (loss)                                                    .01        --        --       .01        --
Net gains (losses) (both realized and unrealized)                              2.43     (1.21)      .13      1.08       .58
Total from investment operations                                               2.44     (1.21)      .13      1.09       .58
Less distributions:
Distributions from realized gains                                                --        --      (.27)     (.87)     (.38)
Net asset value, end of period                                                $7.63    $ 5.19     $6.40     $6.54     $6.32

Ratios/supplemental data
Net assets, end of period (in millions)                                         $15       $10        $8        $8        $3
Ratio of expenses to average daily net assets(b)                               .79%      .82%      .79%      .71%      .81%
Ratio of net investment income (loss) to average daily net assets              .13%      .04%      .05%      .09%      .03%
Portfolio turnover rate (excluding short-term securities)                       10%       16%       20%       44%       30%
Total return(c)                                                              47.01%   (18.91%)    2.12%    19.04%     9.54%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.


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23p   --   AXP SMALL COMPANY INDEX FUND   --   2004 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Web site address:


americanexpress.com/funds


You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-5897

Ticker Symbol
Class A: ISIAX    Class B:ISIBX     Class Y:ISCYX

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474


                                                              S-6357-99 M (3/04)

AXP(R)
  Mid Cap Index
             Fund


AXP Mid Cap Index Fund seeks to provide shareholders with long-term capital appreciation.


Prospectus


March 31, 2004

Please note that this Fund:


o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds                                                                  (R)

Table of Contents

TAKE A CLOSER LOOK AT:


The Fund                                                             3p

Goal                                                                 3p


Principal Investment Strategies                                      3p

Principal Risks                                                      5p

Past Performance                                                     6p


Fees and Expenses                                                    8p

Investment Manager                                                   9p

Buying and Selling Shares                                           10p

Valuing Fund Shares                                                 10p

Investment Options                                                  10p

Purchasing Shares                                                   11p

Transactions Through Third Parties                                  13p

Exchanging/Selling Shares                                           14p

Distributions and Taxes                                             16p

Financial Highlights                                                18p


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2p   --   AXP MID CAP INDEX FUND   --   2004 PROSPECTUS

The Fund

GOAL

AXP Mid Cap Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in securities that are expected to provide investment results that correspond to the performance of a specified index. An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. The Fund is not managed according to a traditional method of active investment management. Instead, the Fund follows a passive or indexing investment approach in an attempt to mirror the performance of an index. Keep in mind that an index fund has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of the index exactly. While there is no guarantee, the investment manager expects the correlation between the Fund and its respective index to be at least .95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.

AXP Mid Cap Index Fund seeks to provide investment results that correspond to the total return of mid-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's MidCap 400 Index (S&P MidCap 400). The S&P MidCap 400 consists of a group of medium-sized U.S. companies.


The Fund normally will invest in all stocks in the S&P MidCap 400 in roughly the same proportions as their weightings in the index. For example, if 5% of the S&P MidCap 400 is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the S&P MidCap 400, there may be times when the Fund and the index do not match exactly. The investment manager may purchase stocks not included in the S&P MidCap 400 when it believes it would be a cost efficient way of approximating the S&P MidCap 400's performance to do so, for example, in anticipation of a stock being added to the index.

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3p   --   AXP MID CAP INDEX FUND   --   2004 PROSPECTUS

Indexing Strategies


The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The Fund normally will invest at least 80% of its total assets in securities that are contained in the applicable index. The investment manager will monitor the performance of the Fund against the index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of .95 or better is not achieved, the Fund's board will consider alternative arrangements. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The Fund may change its target index for a different index if the current index is discontinued or if the Fund's board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:


o    The security continues to be included in the index.

o Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).

o    A company's market weighting otherwise changes with respect to the index.

o Timing of cash flows in and out of the Fund require the investment manager to sell a security.


For more information on investment strategies and the index, please refer to the Statement of Additional Information (SAI). "Standard & Poor's(R)," "S&P(R)," "S&P MidCap 400 Index(R)," and "Standard & Poor's MidCap 400 Index(R)" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by American Express Financial Advisors Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.


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4p   --   AXP MID CAP INDEX FUND   --   2004 PROSPECTUS

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Tracking Error Risk


     Diversification Risk


     Sector/Concentration Risk


     Small and Medium Company Risk


     Issuer Risk


Market Risk


The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Tracking Error Risk

The Fund may not track the index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.


In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.


Diversification Risk

The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, it may be more susceptible to a single economic, political or regulatory occurrence than a diversified fund.

Sector/Concentration Risk

In tracking an index, the Fund may have a considerable portion of its assets invested in one or more sectors of the market. This may lead to a greater market fluctuation than would occur with a fund invested in a wider spectrum of industries. The Fund will invest more than 25% of its total assets in a particular industry only if necessary to track its respective index.

Small and Medium Company Risk


Investment in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and
--------------------------------------------------------------------------------
5p   --   AXP MID CAP INDEX FUND   --   2004 PROSPECTUS
medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Issuer Risk


The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

PAST PERFORMANCE


The following bar chart and table indicate the risks and variability of investing in the Fund by showing:


o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

o    how the Fund's average annual total returns compare to recognized indexes.


How the Fund has performed in the past does not indicate how the Fund will perform in the future.

                              CLASS D PERFORMANCE
                            (based on calendar years)
 35%                                                                 +34.64%
 30%
 25%
 20%
 15%                                            +16.58%
 10%
  5%
  0%                                                   -1.30%
 -5%
-10%
-15%                                                         -15.29%
-20%
      1994   1995   1996   1997   1998   1999    2000   2001   2002    2003

During the period shown in the bar chart, the highest return for a calendar quarter was +17.71% (quarter ending December 2001) and the lowest return for a calendar quarter was -16.73% (quarter ending September 2002).

The Fund's year to date return as of Dec. 31, 2003 was +34.64%.


The performance of Class E may vary from that shown above because of differences in fees.

--------------------------------------------------------------------------------
6p   --   AXP MID CAP INDEX FUND   --   2004 PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2003)
                                                                       1 year   Since inception
Mid Cap Index Fund:
   Class D
     Return before taxes                                                +34.64%    +10.62%(a)
     Return after taxes on distributions                                +34.42%     +8.97%(a)
     Return after taxes on distributions and sale of fund shares        +22.70%     +8.20%(a)
   Class E
     Return before taxes                                                +35.05%    +10.93%(a)
S&P MidCap 400 Index                                                    +35.62%    +10.39%(b)
Lipper Mid-Cap Core Funds Index                                         +36.58%     +8.15%(b)


(a) Inception date was Oct. 25, 1999.

(b) Measurement period started Nov. 1, 1999.

Before-Tax Returns

This table shows total returns from hypothetical investments in Class D and Class E shares of the Fund. These returns are compared to the unmanaged indexes shown for the same periods. The performance of Class D will vary from Class E because of differences in fees. For purposes of this calculation we assumed no adjustments for taxes paid by an investor on the reinvested income and capital gains. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

After-Tax Returns

After-tax returns are shown only for Class D shares. After-tax returns for Class E will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


S&P MidCap 400 Index, an unmanaged market-weighted index, consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Mid-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


--------------------------------------------------------------------------------
7p   --   AXP MID CAP INDEX FUND   --   2004 PROSPECTUS

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees(a) (fees paid directly from your investment)
                                                              Class D   Class E
Maximum sales charge (load) on purchases(b)
(as a percentage of offering price)                             0%        0%

Annual index account fee (for accounts under $10,000)          $10       $10

Annual Fund operating expenses (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:
                                                             Class D   Class E
Management fees                                               0.26%     0.26%
Distribution (12b-1) fees(c)                                  0.25%     0.00%
Other expenses(d)                                             0.48%     0.48%
Total(e)                                                      0.99%     0.74%
Fee waiver/expense reimbursement                              0.29%     0.29%
Net expenses                                                  0.70%     0.45%

(a) A wire transfer charge ($25 - United States and $35 - International) may be deducted from your brokerage account for wire transfers made at your request.


(b) There are no sales loads; however, the Fund charges a redemption fee of 0.50% on shares redeemed within 180 days of purchase.

(c) 12b-1 fees are paid out of the Fund's assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(d) Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.


(e) American Express Financial Corporation (AEFC) and its affiliates have agreed to waive certain fees and to absorb certain other Fund expenses through the date of the next shareholder meeting scheduled to be held on June 9, 2004, although, if the proposal is not approved, the waiver can be discontinued at any time after that. Under this agreement, net expenses will not exceed 0.70% for Class D and 0.45% for Class E. Effective May 2003, the Fund's transfer agency fee increased. The percentages above reflect the increase.


--------------------------------------------------------------------------------
8p   --   AXP MID CAP INDEX FUND   --   2004 PROSPECTUS

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you sell your shares at the end of the years shown, your costs would be:


                                  1 year      3 years    5 years   10 years
Class D                            $91        $306        $538      $1,208
Class E                             65         225         398         902


This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER


David Factor, CFA, Portfolio Manager

o    Managed the Fund since 2001.

o    Joined AEFC in 1990.

o    Began investment career in 1996, becoming a quantitative analyst in 1999.

o    BSB, University of Minnesota.

The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.26% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285.


The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

--------------------------------------------------------------------------------
9p   --   AXP MID CAP INDEX FUND   --   2004 PROSPECTUS

Buying and Selling Shares


The public offering price for each class of shares of the Fund is the net asset value (NAV). In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc., you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Where authorized by the Fund, orders in good form are priced using the NAV next determined after your order is placed with the third party. If you buy or redeem shares through a third party, consult that firm to determine whether your order will be priced at the time it is placed with the third party or at the time it its placed with the Fund. The third party may charge a fee for its services.

VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open.

The Fund's securities are valued primarily on the basis of market quotations. However, securities will be valued at fair value if reliable quotations are not readily available. Securities also will be valued at fair value if their value has been materially affected by events after the close of the primary exchanges or markets on which they trade and before the NAV is calculated. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price. Fair value procedures are approved by the Fund's Board of Directors. Certain short-term securities are valued at amortized cost. Foreign investments are valued in U.S. dollars.


INVESTMENT OPTIONS

1. Class D shares are sold without a sales charge through wrap fee programs or other investment products sponsored by an authorized broker-dealer, investment adviser, bank or other investment professional. Shareholders pay a 12b-1 fee of 0.25% for distribution services, including the services provided by investment professionals.

2. Class E shares are sold without a sales charge or 12b-1 fee through American Express brokerage accounts and qualifying institutional accounts.

Institutional investors should refer to the SAI to determine eligibility to invest in Class E.

--------------------------------------------------------------------------------
10p   --   AXP MID CAP INDEX FUND   --   2004 PROSPECTUS

PURCHASING SHARES

You may purchase shares of the Fund in a wrap fee product, a brokerage account (including online brokerage) or a qualifying institutional account. If you are investing through a wrap fee program or an entity other than American Express Financial Advisors Inc., some of the instructions, minimums, policies and cutoff times for investments may be different. You should contact your selling agent for more details. The following section explains how you can purchase shares from American Express Financial Advisors (the Distributor).

If you do not have a mutual fund account, you will need to establish one. Contact your financial advisor or visit our Web site to establish an account.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return. For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (www.irs.gov).

The Fund and the Distributor reserve the right to refuse any purchase, including those that appear to be associated with short-term trading activities.

--------------------------------------------------------------------------------
11p   --   AXP MID CAP INDEX FUND   --   2004 PROSPECTUS

Methods of purchasing shares

By regular or express mail

Mail checks (along with any applications) to:

American Express Funds
70400 AXP Financial Center
Minneapolis, MN 55474

By internet

Complete a brokerage account application online (www.americanexpress.com/trade) and mail the application to:

American Express Funds
70400 AXP Financial Center
Minneapolis, MN 55474

Corporations and other organizations should contact the Distributor at (800) 658-4677 to determine what additional forms may be necessary to open a brokerage account.

By telephone

You may use money in your brokerage account to make initial and subsequent purchases.

To place your order, call:

(800) 967-4377 for Wrap accounts,
(800) 872-4377 for Brokerage accounts, or
(800) 658-4677 for Online brokerage accounts.

You must have money available in your brokerage account in order to purchase Fund shares.

By wire

Once your account is established, you may wire money into your brokerage account:

Wells Fargo Bank Minnesota, N.A.
Minneapolis, MN 55479
Routing Transit No. 091000019

Give these instructions:

Credit American Enterprise Investment Services Account #0001065930 for brokerage account # (your brokerage account number) for (your name). Please remember that you need to provide all 10 digits.

For instructions on how to wire money for wrap accounts, call (800) 967-4377.

Minimum wire amount:       $1,000

--------------------------------------------------------------------------------
12p   --   AXP MID CAP INDEX FUND   --   2004 PROSPECTUS

Minimum Fund investment requirements

Your initial investment in the Fund may be as low as $2,000 ($1,000 for custodial accounts, Individual Retirement Accounts (IRAs) and certain other retirement plans). The minimum subsequent investment is $500 for all ownerships. After the minimum initial investment has been met, the minimums for systematic purchases are $100.

Minimum balance account requirements and annual account fee

The Fund reserves the right to sell your shares if, as a result of sales, the aggregate value of your holdings in the Fund drops below $1,000 ($500 for custodial accounts, IRAs and certain other retirement plans). You will be notified in writing 30 days before the Fund takes such action to allow you to increase your holdings to the minimum level. If you close your brokerage account, the Fund will automatically sell your shares and mail the proceeds to you.

An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). The fee may be deducted from either your year-end dividend distribution or through a redemption of shares. If your distribution is less than the fee, fractional shares will be redeemed to cover the difference. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of the dividend. This fee will not apply to certain qualifying institutional investors.

When and at what price shares will be purchased

Once your request is received and accepted by the Fund, your order will be priced at the next calculated NAV. See "Valuing Fund Shares."

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

--------------------------------------------------------------------------------
13p   --   AXP MID CAP INDEX FUND   --   2004 PROSPECTUS

EXCHANGING/SELLING SHARES

There are no sales loads; however, the Fund charges a redemption fee on shares sold or exchanged within 180 days of purchase. This fee does not apply to qualifying institutional investors or to shares held in a wrap account.


Exchanging Shares

You can exchange your shares of the Fund for shares of the same class of any other publicly offered American Express mutual fund at any time. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order. When exchanging into another fund you must meet that fund's minimum investment requirements.

The Fund seeks to prevent market timing. Do not invest in the Fund if you are a market timer. Market timing is a trading practice designed to take advantage of short-term market movements or price fluctuations. Because market timing can impact the Fund's performance and its shareholders, the Fund seeks to protect the best interests of the Fund's shareholders as follows:

o Because the Distributor tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging, there is no set number of exchanges an investor can make without being identified as a market timer. Accounts under common control may be counted together for these purposes.

o When the Distributor identifies an investor whose trading activity, in its sole judgment, constitutes market timing, it may impose restrictions on the investor's exchange privileges or may reject the investor's purchases or exchanges, or both.

o The Distributor reserves the right to reject any purchase or exchange orders, limit the amount of orders, or modify or discontinue the exchange privilege for any person or group, including orders accepted by a retirement plan or financial intermediary, if it determines, in its sole judgment, that the purchase or exchange may be harmful to existing shareholders or the Fund.

o Although the Distributor does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Distributor receives purchase and sale orders through various financial intermediaries and retirement plans, and may not always detect market timing through intermediaries and plans.


Selling Shares

You may sell your shares at any time. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after receipt by the Distributor of proper sale instructions, as follows:

Normally, payment for shares sold will be credited directly to your brokerage account on the next business day. However, the Fund may delay payment, but no later than seven days after the Distributor receives your selling instructions in proper form. Sale proceeds will be held in your brokerage account or mailed to you according to your account instructions.

If you recently purchased shares by check, your sale proceeds may be held in your brokerage account until your check clears (which may take up to 10 days from the purchase date) before a check is mailed to you.

--------------------------------------------------------------------------------
14p   --   AXP MID CAP INDEX FUND   --   2004 PROSPECTUS

The Fund reserves the right to redeem in kind.

To sell or exchange shares held through entities other than American Express Financial Advisors, please consult your selling agent. The following section explains how you can exchange or sell shares held directly with American Express Financial Advisors.


Ways to request an exchange or sale of shares

By regular or express mail


You may request an exchange or sale by writing to:

American Express Funds
70400 AXP Financial Center
Minneapolis, MN 55474

The express mail delivery charges you pay will vary depending on the courier you select.


By internet


If you have a brokerage account you may exchange or sell shares from our Web site at (www.americanexpress.com/trade).


By telephone


You may exchange or sell shares by calling:

(800) 967-4377 for Wrap accounts,
(800) 872-4377 for Brokerage accounts, or
(800) 658-4677 for Online brokerage accounts.


By wire

Money can be wired from your account to your bank account. Call the Distributor at the above numbers for additional information on wire transfers. A service fee ($25 - United States and $35 - International) may be charged against your brokerage account for each wire sent.


To properly process your exchange or sale request we will need the following information:

o your account number(s) and your name (for exchanges, both funds must be registered in the same ownership),

o    your Social Security number or Employer Identification number,

o the name of the fund(s) and class of shares from which you wish to exchange or sell shares,

o    the dollar amount or number of shares you want to exchange or sell, and

o if a written request, a signature of at least one of the brokerage account holders in the exact form specified on the account.

Once an exchange or sale request is made it is irrevocable and cannot be modified or canceled.

Telephone exchange or sale requests received and accepted by the Fund, once the caller's identity and account ownership have been verified by the Distributor, will be processed at the next calculated NAV. See "Valuing Fund Shares."

--------------------------------------------------------------------------------
15p   --   AXP MID CAP INDEX FUND   --   2004 PROSPECTUS

Telephone Transactions

The privilege to initiate transactions by telephone is automatically available through your brokerage account. The Fund will honor any telephone transaction believed to be authentic and will use reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may modify or discontinue telephone privileges at any time.

Electronic Transactions

The ability to initiate transactions via the internet may be unavailable or delayed (for example, during periods of unusual market activity) at certain times. The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


The Fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund unless you request distributions in cash. We reinvest the distributions for you at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

--------------------------------------------------------------------------------
16p   --   AXP MID CAP INDEX FUND   --   2004 PROSPECTUS

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

--------------------------------------------------------------------------------
17p   --   AXP MID CAP INDEX FUND   --   2004 PROSPECTUS

Financial Highlights


The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.

Class D
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                2004       2003       2002      2001    2000(b)
Net asset value, beginning of period                                       $4.64     $ 5.73      $6.20     $5.71    $5.07
Income from investment operations:
Net investment income (loss)                                                 .02        .02        .02       .03      .01
Net gains (losses) (both realized and unrealized)                           1.91      (1.00)      (.27)     1.20      .64
Total from investment operations                                            1.93       (.98)      (.25)     1.23      .65
Less distributions:
Dividends from net investment income                                        (.02)      (.02)      (.02)     (.03)    (.01)
Distributions from realized gains                                           (.03)      (.09)      (.20)     (.71)      --
Total distributions                                                         (.05)      (.11)      (.22)     (.74)    (.01)
Net asset value, end of period                                             $6.52     $ 4.64      $5.73     $6.20    $5.71

Ratios/supplemental data
Net assets, end of period (in millions)                                      $21        $15        $13        $9       $4
Ratio of expenses to average daily net assets(c),(d)                        .70%       .69%       .70%      .66%     .69%(f)
Ratio of net investment income (loss) to average daily net assets           .49%       .40%       .35%      .42%     .59%(f)
Portfolio turnover rate (excluding short-term securities)                    46%        53%        58%      109%      16%
Total return                                                              41.75%    (17.20%)    (4.04%)   22.62%   12.87%(g)

See accompanying notes to financial highlights.


--------------------------------------------------------------------------------
18p   --   AXP MID CAP INDEX FUND   --   2004 PROSPECTUS

Class E
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                2004       2003       2002      2001     2000(b)
Net asset value, beginning of period                                       $4.65     $ 5.74      $6.21     $5.71    $5.07
Income from investment operations:
Net investment income (loss)                                                 .04        .03        .03       .04      .02
Net gains (losses) (both realized and unrealized)                           1.92      (1.00)      (.27)     1.21      .64
Total from investment operations                                            1.96       (.97)      (.24)     1.25      .66
Less distributions:
Dividends from net investment income                                        (.04)      (.03)      (.03)     (.04)    (.02)
Distributions from realized gains                                           (.03)      (.09)      (.20)     (.71)      --
Total distributions                                                         (.07)      (.12)      (.23)     (.75)    (.02)
Net asset value, end of period                                             $6.54     $ 4.65      $5.74     $6.21    $5.71

Ratios/supplemental data
Net assets, end of period (in millions)                                      $24        $15        $13       $11       $8
Ratio of expenses to average daily net assets(c),(e)                        .45%       .44%       .45%      .42%     .45%(f)
Ratio of net investment income (loss) to average daily net assets           .74%       .65%       .61%      .67%     .83%(f)
Portfolio turnover rate (excluding short-term securities)                    46%        53%        58%      109%      16%
Total return                                                              42.16%    (16.98%)    (3.84%)   23.06%   12.92%(g)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class D would have been 0.99%, 1.15%, 1.20%, 1.32% and 2.22% for the periods ended Jan. 31, 2004, 2003, 2002,
     2001 and 2000, respectively.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class E would have been 0.74%, 0.90%, 0.95%, 1.08% and 1.96% for the periods ended Jan. 31, 2004, 2003, 2002,
     2001 and 2000, respectively.

(f)  Adjusted to an annual basis.

(g)  Not annualized.


--------------------------------------------------------------------------------
19p   --   AXP MID CAP INDEX FUND   --   2004 PROSPECTUS

This Fund, along with other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Client Service Corporation
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Web site address:


americanexpress.com/funds


You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-5897

Ticker Symbol

Class D: AMIDX    Class E:--


(logo)
AMERICAN
 EXPRESS
(R)


American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474


                                                              S-6437-99 H (3/04)

AXP(R)
   S&P 500 Index
             Fund


AXP S&P 500 Index Fund seeks to provide shareholders with long-term capital appreciation.


Prospectus


March 31, 2004

Please note that this Fund:


o     is not a bank deposit

o     is not federally insured

o     is not endorsed by any bank or government agency

o     is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds                                                                  (R)

Table of Contents

TAKE A CLOSER LOOK AT:


The Fund                                   3p

Goal                                       3p


Principal Investment Strategies            3p

Principal Risks                            5p

Past Performance                           6p


Fees and Expenses                          8p

Investment Manager                         9p

Buying and Selling Shares                 10p

Valuing Fund Shares                       10p

Investment Options                        10p

Purchasing Shares                         11p

Transactions Through Third Parties        13p

Exchanging/Selling Shares                 14p

Distributions and Taxes                   16p

Financial Highlights                      18p


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2p   --   AXP S&P 500 INDEX FUND   --   2004 PROSPECTUS

The Fund

GOAL

AXP S&P 500 Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in securities that are expected to provide investment results that correspond to the performance of a specified index. An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. The Fund is not managed according to a traditional method of active investment management. Instead, the Fund follows a passive or indexing investment approach in an attempt to mirror the performance of an index. Keep in mind that an index fund has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of the index exactly. While there is no guarantee, the investment manager expects the correlation between the Fund and its respective index to be at least .95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.

AXP S&P 500 Index Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy.


The Fund normally will invest in all stocks in the S&P 500 in roughly the same proportions as their weightings in the index. For example, if 5% of the S&P 500 is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the S&P 500, there may be times when the Fund and the index do not match exactly. The investment manager may purchase stocks not included in the S&P 500 when it believes it would be a cost efficient way of approximating the S&P 500's performance to do so, for example, in anticipation of a stock being added to the index.



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3p   --   AXP S&P 500 INDEX FUND   --   2004 PROSPECTUS

Indexing Strategies


The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The Fund normally will invest at least 80% of its total assets in securities that are contained in the applicable index. The investment manager will monitor the performance of the Fund against the index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of .95 or better is not achieved, the Fund's board will consider alternative arrangements. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The Fund may change its target index for a different index if the current index is discontinued or if the Fund's board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:


o    The security continues to be included in the index.

o Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).

o    A company's market weighting otherwise changes with respect to the index.

o Timing of cash flows in and out of the Fund require the investment manager to sell a security.


For more information on investment strategies and the index, please refer to the Statement of Additional Information (SAI). "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by American Express Financial Advisors Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.


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4p   --   AXP S&P 500 INDEX FUND   --   2004 PROSPECTUS

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Tracking Error Risk


     Diversification Risk


     Sector/Concentration Risk


     Issuer Risk

Market Risk


The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Tracking Error Risk

The Fund may not track the index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.


In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.


Diversification Risk

The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, it may be more susceptible to a single economic, political or regulatory occurrence than a diversified fund.

Sector/Concentration Risk

In tracking an index, the Fund may have a considerable portion of its assets invested in one or more sectors of the market. This may lead to a greater market fluctuation than would occur with a fund invested in a wider spectrum of industries. The Fund will invest more than 25% of its total assets in a particular industry only if necessary to track its respective index.

Issuer Risk


The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

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5p   --   AXP S&P 500 INDEX FUND   --   2004 PROSPECTUS

PAST PERFORMANCE


The following bar chart and table indicate the risks and variability of investing in the Fund by showing:


o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

o    how the Fund's average annual total returns compare to recognized indexes.


How the Fund has performed in the past does not indicate how the Fund will perform in the future.

                               CLASS D PERFORMANCE
                            (based on calendar years)
 30%
 25%                                                                 +27.81%
 20%
 15%
 10%
  5%
  0%
 -5%
-10%                                            -10.04%
-15%                                                  -12.42%
-20%                                                          -22.59%
-25%
      1994   1995   1996   1997   1998   1999    2000   2001   2002    2003

During the period shown in the bar chart, the highest return for a calendar quarter was +15.20% (quarter ending June 2003) and the lowest return for a calendar quarter was -17.23% (quarter ending September 2002).

The Fund's year to date return as of Dec. 31, 2003 was +27.81%.


The performance of Class E may vary from that shown above because of differences in fees.

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6p   --   AXP S&P 500 INDEX FUND   --   2004 PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2003)
                                                                             1 year       Since inception

S&P 500 Index Fund:
   Class D
     Return before taxes                                                     +27.81%         -2.85%(a)
     Return after taxes on distributions                                     +27.60%         -3.11%(a)
     Return after taxes on distributions and sale of fund shares             +18.33%         -2.53%(a)
   Class E
     Return before taxes                                                     +27.92%         -2.56%(a)
S&P 500 Index                                                                +28.68%         -3.36%(b)
Lipper S&P 500 Funds Index                                                   +28.25%         -3.64%(b)


(a) Inception date was Oct. 25, 1999.

(b) Measurement period started Nov. 1, 1999.


Before-Tax Returns


This table shows total returns from hypothetical investments in Class D and Class E shares of the Fund. These returns are compared to the unmanaged indexes shown for the same periods. The performance of Class D will vary from Class E because of differences in fees. For purposes of this calculation we assumed no adjustments for taxes paid by an investor on the reinvested income and capital gains. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

After-Tax Returns

After-tax returns are shown only for Class D shares. After-tax returns for Class E will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table.
 If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper S&P 500 Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


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7p   --   AXP S&P 500 INDEX FUND   --   2004 PROSPECTUS

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees(a) (fees paid directly from your investment)

                                                           Class D     Class E
Maximum sales charge (load) on purchases(b)
(as a percentage of offering price)                          0%          0%

Annual index account fee (for accounts under $10,000)        $10         $10

Annual Fund operating expenses (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:
                                                           Class D     Class E
Management fees                                             0.24%       0.24%
Distribution (12b-1) fees(c)                                0.25%       0.00%
Other expenses(d)                                           0.20%       0.20%
Total(e)                                                    0.69%       0.44%
Fee waiver/expense reimbursement                            0.05%       0.05%
Net expenses                                                0.64%       0.39%

(a) A wire transfer charge ($25 - United States and $35 - International) may be deducted from your brokerage account for wire transfers made at your request.


(b) There are no sales loads; however, the Fund charges a redemption fee of 0.50% on shares redeemed within 180 days of purchase.

(c) 12b-1 fees are paid out of the Fund's assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(d) Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.


(e) American Express Financial Corporation (AEFC) and its affiliates have agreed to waive certain fees and to absorb certain other Fund expenses until Jan. 31, 2005. Under this agreement, net expenses will not exceed 0.64% for Class D and 0.39% for Class E. Effective May 2003, the Fund's transfer agency fee increased. The percentages above reflect the increase.


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8p   --   AXP S&P 500 INDEX FUND   --   2004 PROSPECTUS

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you sell your shares at the end of the years shown, your costs would be:


                                   1 year     3 years     5 years    10 years
Class D                             $65        $216        $380       $858
Class E                              40         136         242        552

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.


INVESTMENT MANAGER


David Factor, CFA, Portfolio Manager

o    Managed the Fund since 2001.

o    Joined AEFC in 1990.

o    Began investment career in 1996, becoming a quantitative analyst in 1999.

o    BSB, University of Minnesota.

The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.24% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285.


The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

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9p   --   AXP S&P 500 INDEX FUND   --   2004 PROSPECTUS

Buying and Selling Shares


The public offering price for each class of shares of the Fund is the net asset value (NAV). In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc., you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Where authorized by the Fund, orders in good form are priced using the NAV next determined after your order is placed with the third party. If you buy or redeem shares through a third party, consult that firm to determine whether your order will be priced at the time it is placed with the third party or at the time it its placed with the Fund. The third party may charge a fee for its services.

VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open.

The Fund's securities are valued primarily on the basis of market quotations. However, securities will be valued at fair value if reliable quotations are not readily available. Securities also will be valued at fair value if their value has been materially affected by events after the close of the primary exchanges or markets on which they trade and before the NAV is calculated. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price. Fair value procedures are approved by the Fund's Board of Directors. Certain short-term securities are valued at amortized cost. Foreign investments are valued in U.S. dollars.


INVESTMENT OPTIONS

1. Class D shares are sold without a sales charge through wrap fee programs or other investment products sponsored by an authorized broker-dealer, investment adviser, bank or other investment professional. Shareholders pay a 12b-1 fee of 0.25% for distribution services, including the services provided by investment professionals.

2. Class E shares are sold without a sales charge or 12b-1 fee through American Express brokerage accounts and qualifying institutional accounts.

Institutional investors should refer to the SAI to determine eligibility to invest in Class E.

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10p   --   AXP S&P 500 INDEX FUND   --   2004 PROSPECTUS

PURCHASING SHARES

You may purchase shares of the Fund in a wrap fee product, a brokerage account (including online brokerage) or a qualifying institutional account. If you are investing through a wrap fee program or an entity other than American Express Financial Advisors Inc., some of the instructions, minimums, policies and cutoff times for investments may be different. You should contact your selling agent for more details. The following section explains how you can purchase shares from American Express Financial Advisors (the Distributor).

If you do not have a mutual fund account, you will need to establish one. Contact your financial advisor or visit our Web site to establish an account.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return. For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (www.irs.gov).

The Fund and the Distributor reserve the right to refuse any purchase, including those that appear to be associated with short-term trading activities.

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11p   --   AXP S&P 500 INDEX FUND   --   2004 PROSPECTUS

Methods of purchasing shares

By regular or express mail

Mail checks (along with any applications) to:

American Express Funds
70400 AXP Financial Center
Minneapolis, MN 55474

By internet

Complete a brokerage account application online (www.americanexpress.com/trade) and mail the application to:

American Express Funds
70400 AXP Financial Center
Minneapolis, MN 55474

Corporations and other organizations should contact the Distributor at (800) 658-4677 to determine what additional forms may be necessary to open a brokerage account.

By telephone

You may use money in your brokerage account to make initial and subsequent purchases.

To place your order, call:

(800) 967-4377 for Wrap accounts,
(800) 872-4377 for Brokerage accounts, or
(800) 658-4677 for Online brokerage accounts.

You must have money available in your brokerage account in order to purchase Fund shares.

By wire

Once your account is established, you may wire money into your brokerage account:

Wells Fargo Bank Minnesota, N.A.
Minneapolis, MN 55479
Routing Transit No. 091000019

Give these instructions:

Credit American Enterprise Investment Services Account #0001065930 for brokerage account # (your brokerage account number) for (your name). Please remember that you need to provide all 10 digits.
For instructions on how to wire money for wrap accounts, call (800) 967-4377.

Minimum wire amount:       $1,000

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12p   --   AXP S&P 500 INDEX FUND   --   2004 PROSPECTUS

Minimum Fund investment requirements

Your initial investment in the Fund may be as low as $2,000 ($1,000 for custodial accounts, Individual Retirement Accounts (IRAs) and certain other retirement plans). The minimum subsequent investment is $500 for all ownerships. After the minimum initial investment has been met, the minimums for systematic purchases are $100.

Minimum balance account requirements and annual account fee

The Fund reserves the right to sell your shares if, as a result of sales, the aggregate value of your holdings in the Fund drops below $1,000 ($500 for custodial accounts, IRAs and certain other retirement plans). You will be notified in writing 30 days before the Fund takes such action to allow you to increase your holdings to the minimum level. If you close your brokerage account, the Fund will automatically sell your shares and mail the proceeds to you.

An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). The fee may be deducted from either your year-end dividend distribution or through a redemption of shares. If your distribution is less than the fee, fractional shares will be redeemed to cover the difference. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of the dividend. This fee will not apply to certain qualifying institutional investors.

When and at what price shares will be purchased

Once your request is received and accepted by the Fund, your order will be priced at the next calculated NAV. See "Valuing Fund Shares."

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

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13p   --   AXP S&P 500 INDEX FUND   --   2004 PROSPECTUS

EXCHANGING/SELLING SHARES

There are no sales loads; however, the Fund charges a redemption fee on shares sold or exchanged within 180 days of purchase. This fee does not apply to qualifying institutional investors or to shares held in a wrap account.


Exchanging Shares

You can exchange your shares of the Fund for shares of the same class of any other publicly offered American Express mutual fund at any time. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order. When exchanging into another fund you must meet that fund's minimum investment requirements.

The Fund seeks to prevent market timing. Do not invest in the Fund if you are a market timer. Market timing is a trading practice designed to take advantage of short-term market movements or price fluctuations. Because market timing can impact the Fund's performance and its shareholders, the Fund seeks to protect the best interests of the Fund's shareholders as follows:

o Because the Distributor tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging, there is no set number of exchanges an investor can make without being identified as a market timer. Accounts under common control may be counted together for these purposes.

o When the Distributor identifies an investor whose trading activity, in its sole judgment, constitutes market timing, it may impose restrictions on the investor's exchange privileges or may reject the investor's purchases or exchanges, or both.

o The Distributor reserves the right to reject any purchase or exchange orders, limit the amount of orders, or modify or discontinue the exchange privilege for any person or group, including orders accepted by a retirement plan or financial intermediary, if it determines, in its sole judgment, that the purchase or exchange may be harmful to existing shareholders or the Fund.

o Although the Distributor does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Distributor receives purchase and sale orders through various financial intermediaries and retirement plans, and may not always detect market timing through intermediaries and plans.


Selling Shares

You may sell your shares at any time. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after receipt by the Distributor of proper sale instructions, as follows:

Normally, payment for shares sold will be credited directly to your brokerage account on the next business day. However, the Fund may delay payment, but no later than seven days after the Distributor receives your selling instructions in proper form. Sale proceeds will be held in your brokerage account or mailed to you according to your account instructions.

If you recently purchased shares by check, your sale proceeds may be held in your brokerage account until your check clears (which may take up to 10 days from the purchase date) before a check is mailed to you.

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14p   --   AXP S&P 500 INDEX FUND   --   2004 PROSPECTUS

The Fund reserves the right to redeem in kind.

To sell or exchange shares held through entities other than American Express Financial Advisors, please consult your selling agent. The following section explains how you can exchange or sell shares held directly with American Express Financial Advisors.


Ways to request an exchange or sale of shares

By regular or express mail


You may request an exchange or sale by writing to:

American Express Funds
70400 AXP Financial Center
Minneapolis, MN 55474

The express mail delivery charges you pay will vary depending on the courier you select.


By internet


If you have a brokerage account you may exchange or sell shares from our Web site at (www.americanexpress.com/trade).


By telephone


You may exchange or sell shares by calling:

(800) 967-4377 for Wrap accounts,
(800) 872-4377 for Brokerage accounts, or
(800) 658-4677 for Online brokerage accounts.


By wire

Money can be wired from your account to your bank account. Call the Distributor at the above numbers for additional information on wire transfers. A service fee ($25 - United States and $35 - International) may be charged against your brokerage account for each wire sent.


To properly process your exchange or sale request we will need the following information:

o your account number(s) and your name (for exchanges, both funds must be registered in the same ownership),

o    your Social Security number or Employer Identification number,

o the name of the fund(s) and class of shares from which you wish to exchange or sell shares,

o the dollar amount or number of shares you want to exchange or sell, and

o if a written request, a signature of at least one of the brokerage account holders in the exact form specified on the account.

Once an exchange or sale request is made it is irrevocable and cannot be modified or canceled.

Telephone exchange or sale requests received and accepted by the Fund, once the caller's identity and account ownership have been verified by the Distributor, will be processed at the next calculated NAV. See "Valuing Fund Shares."

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15p   --   AXP S&P 500 INDEX FUND   --   2004 PROSPECTUS

Telephone Transactions

The privilege to initiate transactions by telephone is automatically available through your brokerage account. The Fund will honor any telephone transaction believed to be authentic and will use reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may modify or discontinue telephone privileges at any time.

Electronic Transactions

The ability to initiate transactions via the internet may be unavailable or delayed (for example, during periods of unusual market activity) at certain times. The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


The Fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund unless you request distributions in cash. We reinvest the distributions for you at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

--------------------------------------------------------------------------------
16p   --   AXP S&P 500 INDEX FUND   --   2004 PROSPECTUS

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

--------------------------------------------------------------------------------
17p   --   AXP S&P 500 INDEX FUND   --   2004 PROSPECTUS

Financial Highlights


The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.

Class D
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                2004       2003        2002      2001        2000(b)
Net asset value, beginning of period                                       $3.31     $ 4.36       $5.30     $5.42       $5.07
Income from investment operations:
Net investment income (loss)                                                 .04        .03         .02       .02         .01
Net gains (losses) (both realized and unrealized)                           1.07      (1.05)       (.91)     (.12)        .35
Total from investment operations                                            1.11      (1.02)       (.89)     (.10)        .36
Less distributions:
Dividends from net investment income                                        (.04)      (.03)       (.02)     (.01)       (.01)
Distributions from realized gains                                             --         --        (.03)     (.01)         --
Total distributions                                                         (.04)      (.03)       (.05)     (.02)       (.01)
Net asset value, end of period                                             $4.38     $ 3.31       $4.36     $5.30       $5.42

Ratios/supplemental data
Net assets, end of period (in millions)                                      $70        $56         $38       $21          $7
Ratio of expenses to average daily net assets(c),(d)                        .64%       .63%        .64%      .62%        .64%(f)
Ratio of net investment income (loss) to average daily net assets          1.13%      1.03%        .74%      .65%        .52%(f)
Portfolio turnover rate (excluding short-term securities)                     4%         9%         27%       82%         37%
Total return                                                              33.72%    (23.43%)    (16.74%)   (1.73%)      7.72%(g)

See accompanying notes to financial highlights.


--------------------------------------------------------------------------------
18p   --   AXP S&P 500 INDEX FUND   --   2004 PROSPECTUS

Class E
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                2004       2003        2002      2001        2000(b)
Net asset value, beginning of period                                       $3.32     $ 4.37       $5.31     $5.42       $5.07
Income from investment operations:
Net investment income (loss)                                                 .05        .04         .03       .03         .01
Net gains (losses) (both realized and unrealized)                           1.07      (1.05)       (.91)     (.11)        .35
Total from investment operations                                            1.12      (1.01)       (.88)     (.08)        .36
Less distributions:
Dividends from net investment income                                        (.05)      (.04)       (.03)     (.02)       (.01)
Distributions from realized gains                                             --         --        (.03)     (.01)         --
Total distributions                                                         (.05)      (.04)       (.06)     (.03)       (.01)
Net asset value, end of period                                             $4.39     $ 3.32       $4.37     $5.31       $5.42

Ratios/supplemental data
Net assets, end of period (in millions)                                     $398       $261        $187       $87          $9
Ratio of expenses to average daily net assets(c),(e)                        .39%       .38%        .39%      .35%        .39%(f)
Ratio of net investment income (loss) to average daily net assets          1.37%      1.30%        .98%     1.05%        .83%(f)
Portfolio turnover rate (excluding short-term securities)                     4%         9%         27%       82%         37%
Total return                                                              33.91%    (23.24%)    (16.55%)   (1.35%)      7.75%(g)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class D would have been 0.69%, 0.84%, 0.97%, 1.18% and 4.00% for the periods ended Jan. 31, 2004, 2003, 2002,
     2001 and 2000, respectively.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class E would have been 0.44%, 0.59%, 0.72%, 0.73% and 3.70% for the periods ended Jan. 31, 2004, 2003, 2002,
     2001 and 2000, respectively.

(f)  Adjusted to an annual basis.

(g)  Not annualized.


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19p   --   AXP S&P 500 INDEX FUND   --   2004 PROSPECTUS

This Fund, along with other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Client Service Corporation
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Web site address:

americanexpress.com/funds


You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-5897


Ticker Symbol
Class D: ADIDX    Class E:ADIEX



(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6434-99 H (3/04)

                      AXP(R) MARKET ADVANTAGE SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                   AXP(R) BLUE CHIP ADVANTAGE FUND (the Fund)


                                 MARCH 31, 2004


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling
(800) 862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Mutual Fund Checklist                                                   p.  3

Fundamental Investment Policies                                         p.  4

Investment Strategies and Types of Investments                          p.  5

Information Regarding Risks and Investment Strategies                   p.  6

Security Transactions                                                   p. 23

Brokerage Commissions Paid to Brokers Affiliated with
  American Express Financial Corporation                                p. 25


Valuing Fund Shares                                                     p. 26

Proxy Voting                                                            p. 27


Investing in the Fund                                                   p. 28

Selling Shares                                                          p. 30

Pay-out Plans                                                           p. 30


Capital Loss Carryover                                                  p. 31


Taxes                                                                   p. 31

Agreements                                                              p. 33

Organizational Information                                              p. 36

Board Members and Officers                                              p. 40


Independent Auditors                                                    p. 44

Appendix: Description of Ratings                                        p. 45




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2   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

Mutual Fund Checklist

   [X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

   [X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

   [X]   A higher rate of return typically involves a higher risk of loss.

   [X]   Past performance is not a reliable indicator of future performance.

   [X]   ALL mutual funds have costs that lower investment return.

   [X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

   [X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                                 Market price              Shares
investment                                of a share            acquired
  $100                                        $ 6.00                16.7
   100                                          4.00                25.0
   100                                          4.00                25.0
   100                                          6.00                16.7
   100                                          5.00                20.0
   ---                                          ----                ----
  $500                                        $25.00               103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
3   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

Fundamental Investment Policies

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.


o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.


o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Lend Fund securities in excess of 30% of its net assets.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.



--------------------------------------------------------------------------------
4   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments        Allowable for the Fund?
Agency and Government Securities                                yes
Borrowing                                                       yes
Cash/Money Market Instruments                                   yes
Collateralized Bond Obligations                                 yes
Commercial Paper                                                yes
Common Stock                                                    yes
Convertible Securities                                          yes
Corporate Bonds                                                 yes
Debt Obligations                                                yes
Depositary Receipts                                             yes
Derivative Instruments (including Options and Futures)          yes


Exchange-Traded Funds                                           yes


Foreign Currency Transactions                                   yes
Foreign Securities                                              yes
High-Yield (High-Risk) Securities (Junk Bonds)                  no*
Illiquid and Restricted Securities                              yes
Indexed Securities                                              yes


Inflation Protected Securities                                  yes


Inverse Floaters                                                no
Investment Companies                                            yes
Lending of Portfolio Securities                                 yes
Loan Participations                                             yes
Mortgage- and Asset-Backed Securities                           no
Mortgage Dollar Rolls                                           no
Municipal Obligations                                           yes
Preferred Stock                                                 yes
Real Estate Investment Trusts                                   yes
Repurchase Agreements                                           yes
Reverse Repurchase Agreements                                   yes
Short Sales                                                     no
Sovereign Debt                                                  yes
Structured Products                                             yes
Swap Agreements                                                 no
Variable- or Floating-Rate Securities                           yes
Warrants                                                        yes
When-Issued Securities and Forward Commitments                  yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities            yes

* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.



--------------------------------------------------------------------------------
5   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

The following are guidelines that may be changed by the board at any time:


o The Fund may invest up to 20% of its total assets in foreign investments included in the market index.


o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk


The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk.


Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.


Derivatives Risk

Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund.


Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.



--------------------------------------------------------------------------------
6   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on. Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.



--------------------------------------------------------------------------------
7   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES


The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.


Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.


Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing


A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments


Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.


See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.



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Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.


Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.



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Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.



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Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.



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Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.


The Fund will engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.


Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.


Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contracts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If the Fund is using short futures contracts for hedging purposes, the Fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.


Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.



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Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.


Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.


Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. In addition, the Fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.


Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.


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The Fund may enter into forward contracts for a variety of reasons. The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, the Fund will seek to hedge the value of foreign securities held by the Fund against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular country will increase in value relative to another currency. The Fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency. When buying a currency forward in this fashion, the Fund will hold cash or cash equivalents equal to the value of the forward contract in order to avoid the use of leverage.

At maturity of a forward contract, the Fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If the Fund engages in an offsetting transaction, the Fund will incur a gain or loss to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.


Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


Options on Foreign Currencies. The Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities the Fund plans to buy, or where the Fund would benefit from increased exposure to the currency, the Fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.


As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.



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The Fund may write options on foreign currencies for the same types of purposes.
For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.


Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, the Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.


As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

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Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.


The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.


See the appendix for a discussion of securities ratings. (See also Debt Obligations.)


All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

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Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities


Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.


Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.




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Other issuers of inflation-protected debt securities include other U.S.
government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.


Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies


Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities


A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.



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Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

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General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts


Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.




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Repurchase Agreements


Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.



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21   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

Variable- or Floating-Rate Securities


Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.


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22   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND
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Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.


The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.


Security Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.



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23   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $4,334,167 for fiscal year ended Jan. 31, 2004, $3,868,493 for fiscal year 2003, and $6,955,866 for fiscal year
2002. Substantially all firms through whom transactions were executed provide research services.

In fiscal year 2004, transactions amounting to $181,738,508, on which $300,187 in commissions were imputed or paid, were specifically directed to firms in exchange for research services.





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24   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                               Value of securities
Name of issuer                             owned at end of fiscal year
Citigroup                                          $81,488,612
Fleet Funding                                        2,499,461
Merrill Lynch & Co.                                 13,780,376
Morgan Stanley                                      15,227,736

The portfolio turnover rate was 149% in the most recent fiscal year, and 104% in the year before. Higher turnover rates may result in higher brokerage expenses and taxes.

Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation


Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


Information about brokerage commissions paid by the Fund for the last three fiscal years to brokers affiliated with AEFC is contained in the following table:

As of the end of fiscal year                             2004                                   2003               2002
                                                                           Percent of
                                                                        aggregate dollar
                                                                            amount of
                                 Aggregate dollar      Percent of         transactions     Aggregate dollar   Aggregate dollar
                                     amount of          aggregate           involving          amount of          amount of
                  Nature of         commissions         brokerage          payment of         commissions        commissions
Broker           affiliation      paid to broker       commissions         commissions      paid to broker     paid to broker
IDSS American     Wholly-owned       $36,538*             0.84%               1.98%               $0*             $23,611*
Enterprise        subsidiary of
Investment        AEFC
Services Inc.

* Represents brokerage clearing fees.




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25   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

Valuing Fund Shares

As of the end of the most recent fiscal year, the computation looked like this:


                         Net assets                           Shares outstanding                  Net asset value of one share
Class A                $913,221,327        divided by            116,142,338           equals                   $7.86
Class B                 567,680,792                               74,241,206                                     7.65
Class C                   4,677,635                                  613,490                                     7.62
Class Y                  99,025,519                               12,566,854                                     7.88



In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.


o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is different from the quoted or published price.


o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.



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26   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

Proxy Voting

GENERAL GUIDELINES

The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager, AEFC.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the board or that AEFC recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, AEFC relies on its own investment personnel and information obtained from outside resources, including Institutional Shareholder Services (ISS). AEFC makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from AEFC consider the recommendation and decide how to vote the proxy proposal.

PROXY VOTING RECORD

The proxy voting record is available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information is on a website maintained by ISS and can be accessed through the American Express Company's web page, www.americanexpress.com. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained after Aug. 1, 2004 without cost:

o    On the ISS website accessible through www.americanexpress.com/funds

o On a web site maintained by the Securities and Exchange Commission, www.sec.gov

o    By calling the Fund's administrator, Board Services Corporation, collect at
     (612) 330-9283.




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27   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

Investing in the Fund

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal year, was determined by dividing the NAV of one share, $7.86, by 0.9425 (1.00 - 0.0575) for a maximum 5.75% sales charge for a public offering price of $8.34. The sales charge is paid to the Distributor by the person buying the shares.


Class A -- Calculation of the Sales Charge

Sales charges are determined as follows:

                                       Sales charge as a percentage of:
Total market value               Public offering price    Net amount invested
Up to $49,999                             5.75%                   6.10%
$50,000-$99,999                           4.75                    4.99
$100,000-$249,999                         3.50                    3.63
$250,000-$499,999                         2.50                    2.56
$500,000-$999,999                         2.00                    2.04
$1,000,000 or more                        0.00                    0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge

                                            Number of participants
Total plan assets                        1-99                 100 or more
Less than $1 million                      4%                      0%
$1 million or more                        0%                      0%

Class A -- Reducing the Sales Charge


The market value of your investments in the Fund determines your sales charge. For example, suppose you have made an investment that now has a value of $60,000 and you later decide to invest $40,000 more. The value of your investments would be $100,000. As a result, your $40,000 investment qualifies for the lower 3.5% sales charge that applies to investments of at least $100,000 and up to $249,999. If you qualify for a reduced sales charge and purchase shares through different channels (for example, in a brokerage account and also directly from the Fund), you must inform the Distributor of your total holdings when placing any purchase orders.


Class A -- Letter of Intent (LOI)


If you intend to invest more than $50,000 over a period of time, you can reduce the sales charge in Class A by filing a LOI and committing to invest a certain amount. The agreement can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed LOI in the corporate office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any


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28   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND
class of American Express mutual funds other than Class A; purchases in American Express mutual funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform the Distributor about the LOI when placing any purchase orders during the period of the LOI.


Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:

     o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

         o    at least $10 million in plan assets or

         o    500 or more participants; or

     o   does not use daily transfer recordkeeping and has

         o    at least $3 million invested in American Express mutual funds or

         o    500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS


You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.


AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.



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29   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value


Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.


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30   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

Capital Loss Carryover

For federal income tax purposes, the Fund had total capital loss carryovers of $974,278,148 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire as follows:

                               2010             2011            2012
                           $574,177,366     $388,591,595     $11,509,187

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.


Taxes

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, 100% of the Fund's net investment income dividends qualified for the corporate deduction.

Under provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the Act), the maximum tax paid on dividends by individuals is reduced to 15% (5% for taxpayers in the 10% and 15% brackets) for tax years 2003 through 2008. The Act also reduces the maximum capital gain rate for securities sold on or after May 6, 2003 through 2008 from 20% to 15% (5% for taxpayers in the 10% and 15% brackets).

The Act provides that only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for stock and 90 days for preferreds). The QDI for individuals for the most recent fiscal year was 100%.


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.



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31   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.


Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by the Fund and to investments in REITs.


Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.


If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of the Fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the Fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder when the shares are sold.


This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.


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32   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets                                                  Annual rate at
(billions)                                             each asset level
First   $0.25                                                0.540%
Next     0.25                                                0.515
Next     0.25                                                0.490
Next     0.25                                                0.465
Next     1.00                                                0.440
Next     1.00                                                0.410
Next     3.00                                                0.380
Over     6.00                                                0.350


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.479% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

Before the fee based on the asset charge is paid, it is adjusted for investment performance. The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper Large-Cap Core Funds Index (Index). The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table:


Performance
difference       Adjustment rate

0.00%-0.50%       0

0.50%-1.00%       6 basis points times the performance difference over 0.50%
                  (maximum of 3 basis points if a 1% performance difference)

1.00%-2.00%       3 basis points, plus 3 basis points times the performance
                  difference over 1.00% (maximum 6 basis points if a 2% performance difference)

2.00%-4.00%       6 basis points, plus 2 basis points times the performance
                  difference over 2.00% (maximum 10 basis points if a 4% performance difference)

4.00%-6.00%       10 basis points, plus 1 basis point times the performance
                  difference over 4.00% (maximum 12 basis points if a 6% performance difference)

6.00% or more     12 basis points

For example, if the performance difference is 2.38%, the adjustment rate is
0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the Fund is 0.0012 per year. Where the Fund's Class A performance exceeds that of the Index, the fee paid to AEFC will increase. Where the performance of the Index exceeds the performance of the Fund's Class A shares, the fee paid to AEFC will decrease.


The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed. The adjustment increased the fee by $57,205 for fiscal year 2004.

The management fee is paid monthly. Under the agreement, the total amount paid was $7,547,131 for fiscal year 2004, $9,411,815 for fiscal year 2003, and $13,295,269 for fiscal year 2002.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $729,803 for fiscal year 2004, $766,040 for fiscal year 2003, and $735,762 for fiscal year 2002.




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33   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

Basis for board approving the investment advisory contract

Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to renew the Investment Management Services Agreement and Subadvisory Agreements (where applicable) based on:

o tangible steps AEFC has taken to improve the competitive ranking and consistency of the investment performance of the Fund, including changes in leadership, portfolio managers, compensation structures, and the implementation of management practices,

o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,

o consistent effort to provide a management structure that imposes disciplines that ensure adherence to stated management style and expected risk characteristics,

o additional time needed to evaluate the efficacy of the new AEFC management structure that has produced improved performance results in the short term,

o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,

o competitive total expenses that are either at or only slightly above the median expenses of a group of comparable funds based on a report prepared by Lipper Inc., and

o    reasonable level of AEFC's profitability from its mutual fund operations.

ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)                               Annual rate at each asset level
First   $0.25                                                0.040%
Next     0.25                                                0.035
Next     0.25                                                0.030
Next     0.25                                                0.025
Over     1.00                                                0.020


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.028% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $465,352 for fiscal year 2004, $587,696 for fiscal year 2003, and $839,722 for fiscal year 2002.


TRANSFER AGENCY AGREEMENT


The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC) located at 70100 AXPFinancial Center, Minneapolis, MN 55474. This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19.50 per year, for Class B is $20.50 per year, for Class C is $20.00 per year and for Class Y is $17.50 per year. In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to AECSC may be changed by the board without shareholder approval.


DISTRIBUTION AGREEMENT


American Express Financial Advisors Inc. located at 70100 AXPFinancial Center, Minneapolis, MN 55474 is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges amounted to $1,517,413 for fiscal year 2004. After paying commissions to personal financial advisors, and other expenses, the amount retained was $635,358. The amounts were $2,328,044 and $1,052,379 for fiscal year 2003, and $4,197,241 and $1,456,326 for fiscal year 2002.


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.



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34   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

SHAREHOLDER SERVICE AGREEMENT

With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.

PLAN AND AGREEMENT OF DISTRIBUTION


For Class A, Class B and Class C shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material change to expenses charged under the Class A plan.


Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A, Class B and Class C shares; and overhead appropriately allocated to the sale of Class A, Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $2,192,461 for Class A shares, $5,564,674 for Class B shares and $42,586 for Class C shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


CUSTODIAN AGREEMENT

The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.


The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.




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35   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.




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36   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                           Date of             Form of       State of      Fiscal
Fund                                                    organization        organization   organization   year end   Diversified
AXP(R) California Tax-Exempt Trust                           4/7/86        Business Trust(2)     MA        6/30
   AXP(R) California Tax-Exempt Fund                                                                                     No

AXP(R) Dimensions Series, Inc.(4)                   2/20/68, 6/13/86(1)      Corporation      NV/MN        7/31
   AXP(R) Growth Dimensions Fund                                                                                        Yes
   AXP(R) New Dimensions Fund                                                                                           Yes


AXP(R) Discovery Series, Inc.(4)                    4/29/81, 6/13/86(1)      Corporation      NV/MN        7/31
   AXP(R) Core Bond Fund                                                                                                Yes
   AXP(R) Discovery Fund                                                                                                Yes
   AXP(R) Income Opportunities Fund                                                                                     Yes
   AXP(R) Inflation Protected Securities Fund                                                                            No
   AXP(R) Limited Duration Bond Fund                                                                                    Yes


AXP(R) Equity Series, Inc.(4)                       3/18/57, 6/13/86(1)      Corporation      NV/MN       11/30
   AXP(R) Equity Select Fund                                                                                            Yes


AXP(R) Fixed Income Series, Inc.(4)                 6/27/74, 6/31/86(1)      Corporation      NV/MN        8/31
   AXP(R) Diversified Bond Fund(5)                                                                                      Yes

AXP(R) Global Series, Inc.                                 10/28/88          Corporation         MN       10/31
   AXP(R) Emerging Markets Fund                                                                                         Yes
   AXP(R) Global Balanced Fund                                                                                          Yes
   AXP(R) Global Bond Fund                                                                                               No
   AXP(R) Global Equity Fund(6)                                                                                         Yes
   AXP(R) Global Technology Fund(3)                                                                                      No

AXP(R) Government Income Series, Inc.(4)                    3/12/85          Corporation         MN        5/31
   AXP(R) Short Duration U.S. Government Fund(5)                                                                        Yes
   AXP(R) U.S. Government Mortgage Fund                                                                                 Yes

AXP(R) Growth Series, Inc.                          5/21/70, 6/13/86(1)      Corporation      NV/MN        7/31
   AXP(R) Growth Fund                                                                                                   Yes
   AXP(R) Large Cap Equity Fund                                                                                         Yes
   AXP(R) Large Cap Value Fund                                                                                          Yes
   AXP(R) Quantitative Large Cap Equity Fund                                                                            Yes
   AXP(R) Research Opportunities Fund                                                                                   Yes

AXP(R) High Yield Income Series, Inc.(4)                    8/17/83          Corporation         MN        5/31
   AXP(R) High Yield Bond Fund(5)                                                                                       Yes


AXP(R) High Yield Tax-Exempt Series, Inc.(4)       12/21/78, 6/13/86(1)      Corporation      NV/MN       11/30
   AXP(R) High Yield Tax-Exempt Fund                                                                                    Yes

AXP(R) Income Series, Inc.(4)                       2/10/45, 6/13/86(1)      Corporation      NV/MN        5/31
   AXP(R) Selective Fund                                                                                                Yes

AXP(R) International Series, Inc.(4)                        7/18/84          Corporation         MN       10/31
   AXP(R) European Equity Fund                                                                                           No
   AXP(R) International Fund                                                                                            Yes

AXP(R) Investment Series, Inc.                      1/18/40, 6/13/86(1)      Corporation      NV/MN        9/30
   AXP(R) Diversified Equity Income Fund                                                                                Yes
   AXP(R) Mid Cap Value Fund                                                                                            Yes
   AXP(R) Mutual                                                                                                        Yes

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37   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                           Date of             Form of       State of      Fiscal
Fund                                                    organization        organization   organization   year end   Diversified
AXP(R) Managed Series, Inc.                                 10/9/84          Corporation         MN        9/30
   AXP(R) Managed Allocation Fund                                                                                       Yes


AXP(R) Market Advantage Series, Inc.                        8/25/89          Corporation         MN        1/31
   AXP(R) Blue Chip Advantage Fund                                                                                      Yes
   AXP(R) Mid Cap Index Fund                                                                                             No
   AXP(R) Portfolio Builder Conservative Fund                                                                            No
   AXP(R) Portfolio Builder Moderate
    Conservative Fund                                                                                                    No
   AXP(R) Portfolio Builder Moderate Fund                                                                                No
   AXP(R) Portfolio Builder Moderate
    Aggressive Fund                                                                                                      No
   AXP(R) Portfolio Builder Aggressive Fund                                                                              No
   AXP(R) Portfolio Builder Total Equity Fund                                                                            No
   AXP(R) S&P 500 Index Fund                                                                                             No
   AXP(R) Small Company Index Fund                                                                                      Yes


AXP(R) Money Market Series, Inc.                    8/22/75, 6/13/86(1)      Corporation      NV/MN        7/31
   AXP(R) Cash Management Fund                                                                                          Yes


AXP(R) Partners Series, Inc.                                3/20/01          Corporation         MN        5/31
   AXP(R) Partners Aggressive Growth Fund                                                                               Yes
   AXP(R) Partners Fundamental Value Fund                                                                               Yes
   AXP(R) Partners Growth Fund                                                                                          Yes
   AXP(R) Partners Select Value Fund                                                                                    Yes
   AXP(R) Partners Small Cap Core Fund                                                                                  Yes
   AXP(R) Partners Small Cap Value Fund                                                                                  No
   AXP(R) Partners Value Fund                                                                                           Yes


AXP(R) Partners International Series, Inc.                   5/9/01          Corporation         MN       10/31
   AXP(R) Partners International Aggressive
    Growth Fund                                                                                                         Yes
   AXP(R) Partners International Core Fund                                                                              Yes
   AXP(R) Partners International Select
    Value Fund                                                                                                          Yes
   AXP(R) Partners International Small Cap Fund                                                                         Yes

AXP(R) Progressive Series, Inc.(4)                  4/23/68, 6/13/86(1)      Corporation      NV/MN        9/30
   AXP(R) Progressive Fund                                                                                              Yes


AXP(R) Sector Series, Inc.(3),(4)                           3/25/88          Corporation         MN        6/30
   AXP(R) Dividend Opportunity Fund(7)                                                                                  Yes
   AXP(R) Real Estate Fund                                                                                               No


AXP(R) Selected Series, Inc.(4)                             10/5/84          Corporation         MN        3/31
   AXP(R) Precious Metals Fund                                                                                           No

AXP(R) Special Tax-Exempt Series Trust                       4/7/86        Business Trust(2)     MA        6/30
   AXP(R) Insured Tax-Exempt Fund                                                                                       Yes
   AXP(R) Massachusetts Tax-Exempt Fund                                                                                  No
   AXP(R) Michigan Tax-Exempt Fund                                                                                       No
   AXP(R) Minnesota Tax-Exempt Fund                                                                                      No
   AXP(R) New York Tax-Exempt Fund                                                                                       No
   AXP(R) Ohio Tax-Exempt Fund                                                                                           No

AXP(R) Stock Series, Inc.(4)                        2/10/45, 6/13/86(1)      Corporation      NV/MN        9/30
   AXP(R) Stock Fund                                                                                                    Yes

--------------------------------------------------------------------------------
38   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                           Date of             Form of       State of      Fiscal
Fund                                                    organization        organization   organization   year end   Diversified
AXP(R) Strategy Series, Inc.                                1/24/84          Corporation         MN        3/31
   AXP(R) Equity Value Fund                                                                                             Yes
   AXP(R) Focused Growth Fund(3)                                                                                         No
   AXP(R) Partners Small Cap Growth Fund(3)                                                                             Yes
   AXP(R) Small Cap Advantage Fund                                                                                      Yes
   AXP(R) Strategy Aggressive Fund                                                                                      Yes

AXP(R) Tax-Exempt Series, Inc.                      9/30/76, 6/13/86(1)      Corporation      NV/MN       11/30
   AXP(R) Intermediate Tax-Exempt Fund                                                                                  Yes
   AXP(R) Tax-Exempt Bond Fund                                                                                          Yes

AXP(R) Tax-Free Money Series, Inc.(4)               2/29/80, 6/13/86(1)      Corporation      NV/MN       12/31
   AXP(R) Tax-Free Money Fund                                                                                           Yes


(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective Feb. 7, 2002, AXP(R) Focus 20 Fund changed its name to AXP(R) Focused Growth Fund, AXP(R) Innovations Fund changed its name to AXP(R) Global Technology Fund, AXP(R) Small Cap Growth Fund changed its name to AXP(R) Partners Small Cap Growth Fund and AXP(R) Utilities Income Fund, Inc. created a series, AXP(R) Utilities Fund.

(4) Effective Nov. 13, 2002, AXP(R) Bond Fund, Inc. changed its name to AXP(R) Fixed Income Series, Inc. and created a series, AXP(R) Bond Fund, AXP(R) Discovery Fund, Inc. changed its name to AXP(R) Discovery Series, Inc. and created a series, AXP(R) Discovery Fund, AXP(R) Equity Select Fund, Inc. changed its name to AXP(R) Equity Series, Inc. and created a series, AXP(R) Equity Select Fund, AXP(R) Extra Income Fund, Inc. changed its name to AXP(R) High Yield Income Series, Inc. and created a series, AXP(R) Extra Income Fund, AXP(R) Federal Income Fund, Inc. changed its name to AXP(R) Government Income Series, Inc., AXP(R) High Yield Tax-Exempt Fund, Inc. changed its name to AXP(R) High Yield Tax-Exempt Series, Inc. and created a series, AXP(R) High Yield Tax-Exempt Fund, AXP(R) International Fund, Inc. changed its name to AXP(R) International Series, Inc., AXP(R) New Dimensions Fund, Inc. changed its name to AXP(R) Dimensions Series, Inc., AXP(R) Precious Metals Fund, Inc. changed its name to AXP(R) Selected Series, Inc. and created a series, AXP(R) Precious Metals Fund, AXP(R) Progressive Fund, Inc. changed its name to AXP(R) Progressive Series, Inc. and created a series, AXP(R) Progressive Fund, AXP(R) Selective Fund, Inc. changed its name to AXP(R) Income Series, Inc. and created a series, AXP(R) Selective Fund, AXP(R) Stock Fund, Inc. changed its name to AXP(R) Stock Series, Inc. and created a series, AXP(R) Stock Fund, AXP(R) Tax-Free Money Fund, Inc. changed its name to AXP(R) Tax-Free Money Series, Inc. and created a series, AXP(R) Tax-Free Money Fund, and AXP(R) Utilities Income Fund, Inc. changed its name to AXP(R) Sector Series, Inc.


(5) Effective June 27, 2003, AXP(R) Bond Fund changed its name to AXP(R) Diversified Bond Fund, AXP(R) Federal Income Fund changed its name to AXP(R) Short Duration U.S. Government Fund and AXP(R) Extra Income Fund changed its name to AXP(R) High Yield Bond Fund.

(6) Effective Oct. 20, 2003 AXP(R) Global Growth Fund changed its name to AXP(R) Global Equity Fund.

(7) Effective Feb. 18, 2004, AXP(R) Utilities Fund changed its name to AXP(R) Dividend Opportunity Fund.


--------------------------------------------------------------------------------
39   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 94 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age                  Position held      Principal occupation during    Other directorships             Committee
                                    with Fund and      past five years                                                memberships
                                    length of service
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Arne H. Carlson                     Board member       Chair, Board Services                                          Joint Audit,
901 S. Marquette Ave.               since 1999         Corporation (provides                                          Contracts,
Minneapolis, MN 55402                                  administrative services to                                     Executive,
Age 69                                                 boards). Former Governor  of                                   Investment
                                                       Minnesota                                                      Review,  Board
                                                                                                                      Effectiveness
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Philip J. Carroll, Jr.              Board member       Retired Chairman and CEO,      Scottish Power PLC, Vulcan      Joint Audit,
901 S. Marquette Ave.               since 2002         Fluor Corporation              Materials Company, Inc.         Contracts
Minneapolis, MN 55402                                  (engineering and               (construction
Age 66                                                 construction) since 1998       materials/chemicals)
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Livio D. DeSimone                   Board member       Retired Chair of the Board     Cargill, Incorporated           Joint Audit,
30 Seventh Street East              since 2001         and Chief Executive Officer,   (commodity merchants and        Contracts,
Suite 3050                                             Minnesota Mining and           processors), General Mills,     Executive
St. Paul, MN 55101-4901                                Manufacturing (3M)             Inc. (consumer foods), Vulcan
Age 69                                                                                Materials Company
                                                                                      (construction
                                                                                      materials/chemicals),
                                                                                      Milliken & Company (textiles
                                                                                      and chemicals), and Nexia
                                                                                      Biotechnologies, Inc.
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Heinz F. Hutter*                    Board member       Retired President and Chief                                    Board
901 S. Marquette Ave.               since 1994         Operating Officer, Cargill,                                    Effectiveness,
Minneapolis, MN 55402                                  Incorporated (commodity                                        Executive,
Age 74                                                 merchants and processors)                                      Investment
                                                                                                                      Review
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Anne P. Jones                       Board member       Attorney and Consultant                                        Joint Audit,
901 S. Marquette Ave.               since 1985                                                                        Board
Minneapolis, MN 55402                                                                                                 Effectiveness,
Age 69                                                                                                                Executive
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Stephen R. Lewis, Jr.**             Board member       Retired President and          Valmont Industries, Inc.        Contracts,
901 S. Marquette Ave.               since 2002         Professor of Economics,        (manufactures irrigation        Investment
Minneapolis, MN 55402                                  Carleton College               systems)                        Review,
Age 65                                                                                                                Executive
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Alan G. Quasha                      Board member       President, Quadrant            Compagnie Financiere            Joint Audit,
901 S. Marquette Ave.               since 2002         Management, Inc. (management   Richemont AG (luxury goods),    Investment
Minneapolis, MN 55402                                  of private equities)           Harken Energy Corporation       Review
Age 54                                                                                (oil and gas exploration) and
                                                                                      SIRIT Inc. (radio frequency
                                                                                      identification technology)
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Alan K. Simpson                     Board member       Former three-term United       Biogen, Inc.                    Investment
1201 Sunshine Ave.                  since 1997         States Senator for Wyoming     (biopharmaceuticals)            Review,  Board
Cody, WY 82414                                                                                                        Effectiveness
Age 72
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Alison Taunton-Rigby                Board member       President, Forester Biotech                                    Investment
901 S. Marquette Ave.               since 2002         since 2000. Former President                                   Review,
Minneapolis, MN 55402                                  and CEO, Aquila                                                Contracts
Age 59                                                 Biopharmaceuticals, Inc.
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------

 * Interested person of AXP Partners International Aggressive Growth Fund, AXP Partners Aggressive Growth Fund, AXP Partners Small Cap Core Fund and AXP Discovery Fund by reason of being a security holder of J P Morgan Chase & Co., which has a 45% interest in American Century Companies, Inc., the parent company of the subadviser of four AXP Funds, American Century Investment Management, Inc.

** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Columbia Wanger Asset Management, L.P., one of the fund's subadvisers.


--------------------------------------------------------------------------------
40   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

Board Members Affiliated with AEFC***


Name, address, age                  Position held      Principal occupation during    Other directorships             Committee
                                    with Fund and      past five years                                                memberships
                                    length of service
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Barbara H. Fraser                   Board member       Executive Vice President -
1546 AXP Financial Center           since 2002         Chief Marketing Officer,
Minneapolis, MN 55474                                  AEFC, since 2003. Executive
Age 54                                                 Vice President - AEFA
                                                       Products and Corporate
                                                       Marketing, AEFC,  2002-2003.
                                                       President - Travelers Check
                                                       Group, American Express
                                                       Company,  2001-2002.
                                                       Management Consultant,
                                                       Reuters, 2000-2001. Managing
                                                       Director - International
                                                       Investments, Citibank
                                                       Global,  1999-2000.
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Stephen W. Roszell                  Board member       Senior Vice President -
50238 AXP Financial Center          since 2002, Vice   Institutional Group of AEFC
Minneapolis, MN 55474               President  since
Age 55                              2002
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
William F. Truscott                 Board member       Senior Vice President -
53600 AXP Financial Center          since 2001,        Chief Investment Officer of
Minneapolis, MN 55474               Vice President     AEFC since 2001. Former
Age 43                              since 2002         Chief Investment Officer and
                                                       Managing Director, Zurich
                                                       Scudder Investments
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------


*** Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers


Name, address, age                  Position held      Principal occupation during    Other directorships             Committee
                                    with Fund and      past five years                                                memberships
                                    length of service
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Jeffrey P. Fox                      Treasurer since    Vice President - Investment
50005 AXP Financial Center          2002               Accounting, AEFC, since
Minneapolis, MN 55474                                  2002; Vice President -
Age 48                                                 Finance, American Express
                                                       Company, 2000-2002; Vice
                                                       President - Corporate
                                                       Controller, AEFC, 1996-2000
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Paula R. Meyer                      President since    Senior Vice President and
596 AXP Financial Center            2002               General Manager - Mutual
Minneapolis, MN 55474                                  Funds, AEFC, since 2002;
Age 50                                                 Vice President and Managing
                                                       Director - American Express
                                                       Funds, AEFC, 2000-2002; Vice
                                                       President, AEFC,  1998-2000
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Leslie L. Ogg                       Vice President,    President of Board Services
901 S. Marquette Ave.               General Counsel,   Corporation
Minneapolis, MN 55402               and Secretary
Age 65                              since 1978
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------


--------------------------------------------------------------------------------
41   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held three meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held seven meetings during the last fiscal year.





--------------------------------------------------------------------------------
42   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.


Dollar range of equity securities beneficially owned on Dec. 31, 2003

Based on net asset values as of Dec. 31, 2003

                                                 Aggregate dollar range of
                         Dollar range of         equity securities of all
                        equity securities         American Express Funds
                           in the Fund           overseen by Board Member
                              Range                        Range
Arne H. Carlson            $1-$10,000                  over $100,000
Philip J. Carroll, Jr.*       none                         none
Livio D. DeSimone*            none                     over $100,000
Barbara H. Fraser             none                     over $100,000
Heinz F. Hutter               none                     over $100,000
Anne P. Jones                 none                     over $100,000
Stephen R. Lewis, Jr.*        none                      $1-$10,000
Alan G. Quasha                none                         none
Stephen W. Roszell            none                     over $100,000
Alan K. Simpson               none                   $50,001-$100,000
Alison Taunton-Rigby          none                         none
William F. Truscott           none                     over $100,000

* Three independent directors have deferred compensation and invested in share equivalents. As of Dec. 31, 2003, each owned

Phillip J. Carroll, Jr.   Global Technology                   $10,001-$50,000

Livio D. DeSimone         High Yield Bond Fund                     $1-$10,000
                          Partners Small Cap Value                 $1-$10,000
                          Small Cap Advantage                      $1-$10,000

Stephen R. Lewis, Jr.     Equity Select                            $1-$10,000
                          Diversified Equity Income                $1-$10,000




--------------------------------------------------------------------------------
43   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund board, for attending up to 29 meetings, received the following compensation:


Compensation Table


                                                   Total cash compensation from
                                                    American Express Funds and
                               Aggregate           Preferred Master Trust Group
Board member*         compensation from the Fund       paid to Board member
Philip J. Carroll, Jr.          $  750**                   $ 13,267
Livio D. DeSimone                2,048***                    71,675
Heinz F. Hutter                  1,998                      138,767
Anne P. Jones                    2,048                      143,467
Stephen R. Lewis, Jr.            2,198****                  113,276
Alan G. Quasha                   1,992                      138,467
Alan K. Simpson                  1,892                      129,317
Alison Taunton-Rigby             2,142                      151,717


   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.


  ** Includes the deferred compensation in the amount of $517 from the Fund.

 *** Includes the deferred compensation in the amount of $967 from the Fund.

**** Includes the deferred compensation in the amount of $577 from the Fund.


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


Independent Auditors


The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.



--------------------------------------------------------------------------------
44   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

Appendix

DESCRIPTION OF RATINGS

Standard & Poor's Long-Term Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o    Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.



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45   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.



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46   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

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47   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3     Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics:
     (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.



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48   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

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49   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP BLUE CHIP ADVANTAGE FUND

                                                              S-6025-20 W (3/04)

                      AXP(R) MARKET ADVANTAGE SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                   AXP(R) SMALL COMPANY INDEX FUND (the Fund)


                                 MARCH 31, 2004


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling
(800) 862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Mutual Fund Checklist                                                   p.  3

Fundamental Investment Policies                                         p.  4

Investment Strategies and Types of Investments                          p.  5

Information Regarding Risks and Investment Strategies                   p.  6

Security Transactions                                                   p. 23


Brokerage Commissions Paid to Brokers Affiliated with
  American Express Financial Corporation                                p. 24

Valuing Fund Shares                                                     p. 25

Proxy Voting                                                            p. 26

Investing in the Fund                                                   p. 27

Selling Shares                                                          p. 29

Pay-out Plans                                                           p. 29

Taxes                                                                   p. 30

Agreements                                                              p. 32

Organizational Information                                              p. 34

Board Members and Officers                                              p. 38

Principal Holders of Securities                                         p. 42

Independent Auditors                                                    p. 42


Appendix: Description of Ratings                                        p. 43

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2   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Mutual Fund Checklist

     [X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

     [X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

     [X]   A higher rate of return typically involves a higher risk of loss.

     [X]   Past performance is not a reliable indicator of future performance.

     [X]   ALL mutual funds have costs that lower investment return.

     [X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

     [X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                                    Market price           Shares
investment                                  of a share           acquired
  $100                                        $ 6.00               16.7
   100                                          4.00               25.0
   100                                          4.00               25.0
   100                                          6.00               16.7
   100                                          5.00               20.0
   ---                                          ----               ----
  $500                                        $25.00              103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

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3   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Fundamental Investment Policies

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.


o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.


o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

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4   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments       Allowable for the Fund?
Agency and Government Securities                               yes
Borrowing                                                      yes
Cash/Money Market Instruments                                  yes
Collateralized Bond Obligations                                yes
Commercial Paper                                               yes
Common Stock                                                   yes
Convertible Securities                                         yes
Corporate Bonds                                                yes
Debt Obligations                                               yes
Depositary Receipts                                            yes
Derivative Instruments (including Options and Futures)         yes

Exchange-Traded Funds                                          yes

Foreign Currency Transactions                                  yes
Foreign Securities                                             yes
High-Yield (High-Risk) Securities (Junk Bonds)                 no*
Illiquid and Restricted Securities                             yes
Indexed Securities                                             yes

Inflation Protected Securities                                 yes

Inverse Floaters                                               no
Investment Companies                                           yes
Lending of Portfolio Securities                                yes
Loan Participations                                            yes
Mortgage- and Asset-Backed Securities                          no
Mortgage Dollar Rolls                                          no
Municipal Obligations                                          yes
Preferred Stock                                                yes
Real Estate Investment Trusts                                  yes
Repurchase Agreements                                          yes
Reverse Repurchase Agreements                                  yes
Short Sales                                                    no
Sovereign Debt                                                 yes
Structured Products                                            yes
Swap Agreements                                                no
Variable- or Floating-Rate Securities                          yes
Warrants                                                       yes
When-Issued Securities and Forward Commitments                 yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities           yes

* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

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5   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

The following are guidelines that may be changed by the board at any time:

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in options, futures contracts and other financial instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk.


Correlation Risk


The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.


Derivatives Risk

Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund.


Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

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6   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).


Small and Medium Company Risk


Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

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7   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND
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INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.


Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing


A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments


Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.


See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

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8   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND
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Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.


Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

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9   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND
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Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

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10   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND
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Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.


The Fund will engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.


Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

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11   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND
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One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.


Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contracts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If the Fund is using short futures contracts for hedging purposes, the Fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.


Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

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12   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND
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Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.


Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.


Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. In addition, the Fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.


Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts for a variety of reasons. The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, the Fund will seek to hedge the value of foreign securities held by the Fund against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.


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The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular country will increase in value relative to another currency. The Fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency. When buying a currency forward in this fashion, the Fund will hold cash or cash equivalents equal to the value of the forward contract in order to avoid the use of leverage.

At maturity of a forward contract, the Fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If the Fund engages in an offsetting transaction, the Fund will incur a gain or loss to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.


Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


Options on Foreign Currencies. The Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities the Fund plans to buy, or where the Fund would benefit from increased exposure to the currency, the Fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.


As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.


The Fund may write options on foreign currencies for the same types of purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, the Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.


As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

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Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of
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nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.


The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)


All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.


Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

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Illiquid and Restricted Securities


Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.


Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.


Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies


Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities


A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

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The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

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Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts


Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.


Repurchase Agreements


Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

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20   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND
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Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

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21   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

Variable- or Floating-Rate Securities


Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

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22   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.


The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.


Security Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services
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23   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND
as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $23,893 for fiscal year ended Jan. 31, 2004, $50,976 for fiscal year 2003, and $348,088 for fiscal year 2002.
Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                               Value of securities
Name of issuer                             owned at end of fiscal year
Citigroup Global Markets                            $1,999,830
Jefferies Group                                      5,819,465
Piper Jaffray                                        2,547,742

The portfolio turnover rate was 10% in the most recent fiscal year, and 16% in the year before.

Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation


Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.



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24   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Valuing Fund Shares

As of the end of the most recent fiscal year, the computation looked like this:


                         Net assets                           Shares outstanding                  Net asset value of one share
Class A                $791,988,664        divided by            104,962,896           equals                   $7.55
Class B                 482,122,159                               68,201,197                                     7.07
Class Y                  15,237,135                                1,995,734                                     7.63


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.


o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.


o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

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25   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Proxy Voting

GENERAL GUIDELINES

The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager, AEFC.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the board or that AEFC recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, AEFC relies on its own investment personnel and information obtained from outside resources, including Institutional Shareholder Services (ISS). AEFC makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from AEFC consider the recommendation and decide how to vote the proxy proposal.

PROXY VOTING RECORD

The proxy voting record will be made available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information is on a website maintained by ISS and can be accessed through the American Express Company's web page, www.americanexpress.com. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained after Aug. 1, 2004 without cost:

o    On the ISS website accessible through www.americanexpress.com/funds

o On a web site maintained by the Securities and Exchange Commission, www.sec.gov

o    By calling the Fund's administrator, Board Services Corporation, collect at
     (612) 330-9283.


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26   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Investing in the Fund

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal year, was determined by dividing the NAV of one share, $7.55, by 0.9425 (1.00 - 0.0575) for a maximum 5.75% sales charge for a public offering price of $8.01. The sales charge is paid to the Distributor by the person buying the shares.


Class A -- Calculation of the Sales Charge

Sales charges are determined as follows:


                                         Sales charge as a percentage of:
Total market value               Public offering price       Net amount invested
Up to $49,999                              5.75%                      6.10%
$50,000-$99,999                            4.75                       4.99
$100,000-$249,999                          3.50                       3.63
$250,000-$499,999                          2.50                       2.56
$500,000-$999,999                          2.00                       2.04
$1,000,000 or more                         0.00                       0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:


Deferred Sales Charge

                                               Number of participants
Total plan assets                          1-99                    100 or more
Less than $1 million                        4%                         0%
$1 million or more                          0%                         0%

Class A -- Reducing the Sales Charge


The market value of your investments in the Fund determines your sales charge. For example, suppose you have made an investment that now has a value of $60,000 and you later decide to invest $40,000 more. The value of your investments would be $100,000. As a result, your $40,000 investment qualifies for the lower 3.5% sales charge that applies to investments of at least $100,000 and up to $249,999. If you qualify for a reduced sales charge and purchase shares through different channels (for example, in a brokerage account and also directly from the Fund), you must inform the Distributor of your total holdings when placing any purchase orders.


Class A -- Letter of Intent (LOI)


If you intend to invest more than $50,000 over a period of time, you can reduce the sales charge in Class A by filing a LOI and committing to invest a certain amount. The agreement can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed LOI in the corporate office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express mutual funds other than Class A; purchases in American Express mutual funds held within a wrap product; and


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27   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND
purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform the Distributor about the LOI when placing any purchase orders during the period of the LOI.


Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:

     o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

         o  at least $10 million in plan assets or

         o  500 or more participants; or

     o   does not use daily transfer recordkeeping and has

         o  at least $3 million invested in American Express mutual funds or

         o  500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS


You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.


AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

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28   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.


To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.


The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value


Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.


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29   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Taxes


For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example


You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, none of the Fund's net investment income dividends qualified for the corporate deduction.

Under provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the Act), the maximum tax paid on dividends by individuals is reduced to 15% (5% for taxpayers in the 10% and 15% brackets) for tax years 2003 through 2008. The Act also reduces the maximum capital gain rate for securities sold on or after May 6, 2003 through 2008 from 20% to 15% (5% for taxpayers in the 10% and 15% brackets).

The Act provides that only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for stock and 90 days for preferreds).


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

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30   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.


Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by the Fund and to investments in REITs.


Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.


If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of the Fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the Fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder when the shares are sold.


This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

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31   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets                                                  Annual rate at
(billions)                                             each asset level
First  $0.25                                                 0.380%
Next    0.25                                                 0.370
Next    0.25                                                 0.360
Next    0.25                                                 0.350
Over    1.00                                                 0.340


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.359% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

The management fee is paid monthly. Under the agreement, the total amount paid was $3,962,556 for fiscal year 2004, $4,217,776 for fiscal year 2003, and $4,135,567 for fiscal year 2002.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $604,079 for fiscal year 2004, $630,193 for fiscal year 2003, and $569,422 for fiscal year 2002.


Basis for board approving the investment advisory contract

Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to renew the Investment Management Services Agreement and Subadvisory Agreements (where applicable) based on:

o tangible steps AEFC has taken to improve the competitive ranking and consistency of the investment performance of the Fund, including changes in leadership, portfolio managers, compensation structures, and the implementation of management practices,

o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,

o consistent effort to provide a management structure that imposes disciplines that ensure adherence to stated management style and expected risk characteristics,

o additional time needed to evaluate the efficacy of the new AEFC management structure that has produced improved performance results in the short term,

o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,

o competitive total expenses that are either at or only slightly above the median expenses of a group of comparable funds based on a report prepared by Lipper Inc., and

o    reasonable level of AEFC's profitability from its mutual fund operations.

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32   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administrative and accounting services. The fee is calculated as follows:

Assets                                                  Annual rate at
(billions)                                             each asset level
First  $0.25                                                 0.10%
Next    0.25                                                 0.08
Next    0.25                                                 0.06
Next    0.25                                                 0.04
Over    1.00                                                 0.02


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.06% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $731,549 for fiscal year 2004, $737,583 for fiscal year 2003, and $730,484 for fiscal year 2002.


TRANSFER AGENCY AGREEMENT


The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC) located at 70100 AXP Financial Center, Minneapolis, MN 55474. This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19.50, Class B is $20.50, and Class Y is $17.50 per year. In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to AECSC may be changed by the board without shareholder approval.


DISTRIBUTION AGREEMENT


American Express Financial Advisors Inc. located at 200 AXP Financial Center, Minneapolis, MN 55474, is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges amounted to $1,717,480 for fiscal year 2004. After paying commissions to personal financial advisors, and other expenses, the amount retained was $485,006. The amounts were $2,281,660 and $379,830 for fiscal year 2003, and $1,983,798 and $409,955 for fiscal year 2002.


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.

PLAN AND AGREEMENT OF DISTRIBUTION


For Class A and Class B shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material change to expenses charged under the Class A plan.


Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A and Class B shares; and overhead appropriately allocated to the sale of Class A and Class B shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.

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33   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $1,676,048 for Class A shares and $4,124,142 for Class B shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


CUSTODIAN AGREEMENT

The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.


The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.


Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.


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34   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                           Date of             Form of       State of      Fiscal
Fund                                                    organization        organization   organization   year end   Diversified
AXP(R) California Tax-Exempt Trust                           4/7/86        Business Trust(2)     MA        6/30
   AXP(R) California Tax-Exempt Fund                                                                                     No

AXP(R) Dimensions Series, Inc.(4)                   2/20/68, 6/13/86(1)      Corporation      NV/MN        7/31
   AXP(R) Growth Dimensions Fund                                                                                        Yes
   AXP(R) New Dimensions Fund                                                                                           Yes


AXP(R) Discovery Series, Inc.(4)                    4/29/81, 6/13/86(1)      Corporation      NV/MN        7/31
   AXP(R) Core Bond Fund                                                                                                Yes
   AXP(R) Discovery Fund                                                                                                Yes
   AXP(R) Income Opportunities Fund                                                                                     Yes
   AXP(R) Inflation Protected Securities Fund                                                                            No
   AXP(R) Limited Duration Bond Fund                                                                                    Yes


AXP(R) Equity Series, Inc.(4)                       3/18/57, 6/13/86(1)      Corporation      NV/MN       11/30
   AXP(R) Equity Select Fund                                                                                            Yes


AXP(R) Fixed Income Series, Inc.(4)                 6/27/74, 6/31/86(1)      Corporation      NV/MN        8/31
   AXP(R) Diversified Bond Fund(5)                                                                                      Yes

AXP(R) Global Series, Inc.                                 10/28/88          Corporation         MN       10/31
   AXP(R) Emerging Markets Fund                                                                                         Yes
   AXP(R) Global Balanced Fund                                                                                          Yes
   AXP(R) Global Bond Fund                                                                                               No
   AXP(R) Global Equity Fund(6)                                                                                         Yes
   AXP(R) Global Technology Fund(3)                                                                                      No

AXP(R) Government Income Series, Inc.(4)                    3/12/85          Corporation         MN        5/31
   AXP(R) Short Duration U.S. Government Fund(5)                                                                        Yes
   AXP(R) U.S. Government Mortgage Fund                                                                                 Yes

AXP(R) Growth Series, Inc.                          5/21/70, 6/13/86(1)      Corporation      NV/MN        7/31
   AXP(R) Growth Fund                                                                                                   Yes
   AXP(R) Large Cap Equity Fund                                                                                         Yes
   AXP(R) Large Cap Value Fund                                                                                          Yes
   AXP(R) Quantitative Large Cap Equity Fund                                                                            Yes
   AXP(R) Research Opportunities Fund                                                                                   Yes

AXP(R) High Yield Income Series, Inc.(4)                    8/17/83          Corporation         MN        5/31
   AXP(R) High Yield Bond Fund(5)                                                                                       Yes


AXP(R) High Yield Tax-Exempt Series, Inc.(4)       12/21/78, 6/13/86(1)      Corporation      NV/MN       11/30
   AXP(R) High Yield Tax-Exempt Fund                                                                                    Yes

AXP(R) Income Series, Inc.(4)                       2/10/45, 6/13/86(1)      Corporation      NV/MN        5/31
   AXP(R) Selective Fund                                                                                                Yes

AXP(R) International Series, Inc.(4)                        7/18/84          Corporation         MN       10/31
   AXP(R) European Equity Fund                                                                                           No
   AXP(R) International Fund                                                                                            Yes

AXP(R) Investment Series, Inc.                      1/18/40, 6/13/86(1)      Corporation      NV/MN        9/30
   AXP(R) Diversified Equity Income Fund                                                                                Yes
   AXP(R) Mid Cap Value Fund                                                                                            Yes
   AXP(R) Mutual                                                                                                        Yes


--------------------------------------------------------------------------------
35   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                           Date of             Form of       State of      Fiscal
Fund                                                    organization        organization   organization   year end   Diversified
AXP(R) Managed Series, Inc.                                 10/9/84          Corporation         MN        9/30
   AXP(R) Managed Allocation Fund                                                                                       Yes


AXP(R) Market Advantage Series, Inc.                        8/25/89          Corporation         MN        1/31
   AXP(R) Blue Chip Advantage Fund                                                                                      Yes
   AXP(R) Mid Cap Index Fund                                                                                             No
   AXP(R) Portfolio Builder Conservative Fund                                                                            No
   AXP(R) Portfolio Builder Moderate
    Conservative Fund                                                                                                    No
   AXP(R) Portfolio Builder Moderate Fund                                                                                No
   AXP(R) Portfolio Builder Moderate
    Aggressive Fund                                                                                                      No
   AXP(R) Portfolio Builder Aggressive Fund                                                                              No
   AXP(R) Portfolio Builder Total Equity Fund                                                                            No
   AXP(R) S&P 500 Index Fund                                                                                             No
   AXP(R) Small Company Index Fund                                                                                      Yes


AXP(R) Money Market Series, Inc.                    8/22/75, 6/13/86(1)      Corporation      NV/MN        7/31
   AXP(R) Cash Management Fund                                                                                          Yes


AXP(R) Partners Series, Inc.                                3/20/01          Corporation         MN        5/31
   AXP(R) Partners Aggressive Growth Fund                                                                               Yes
   AXP(R) Partners Fundamental Value Fund                                                                               Yes
   AXP(R) Partners Growth Fund                                                                                          Yes
   AXP(R) Partners Select Value Fund                                                                                    Yes
   AXP(R) Partners Small Cap Core Fund                                                                                  Yes
   AXP(R) Partners Small Cap Value Fund                                                                                  No
   AXP(R) Partners Value Fund                                                                                           Yes


AXP(R) Partners International Series, Inc.                   5/9/01          Corporation         MN       10/31
   AXP(R) Partners International Aggressive
    Growth Fund                                                                                                         Yes
   AXP(R) Partners International Core Fund                                                                              Yes
   AXP(R) Partners International Select
    Value Fund                                                                                                          Yes
   AXP(R) Partners International Small Cap Fund                                                                         Yes

AXP(R) Progressive Series, Inc.(4)                  4/23/68, 6/13/86(1)      Corporation      NV/MN        9/30
   AXP(R) Progressive Fund                                                                                              Yes


AXP(R) Sector Series, Inc.(3),(4)                           3/25/88          Corporation         MN        6/30
   AXP(R) Dividend Opportunity Fund(7)                                                                                  Yes
   AXP(R) Real Estate Fund                                                                                               No


AXP(R) Selected Series, Inc.(4)                             10/5/84          Corporation         MN        3/31
   AXP(R) Precious Metals Fund                                                                                           No

AXP(R) Special Tax-Exempt Series Trust                       4/7/86        Business Trust(2)     MA        6/30
   AXP(R) Insured Tax-Exempt Fund                                                                                       Yes
   AXP(R) Massachusetts Tax-Exempt Fund                                                                                  No
   AXP(R) Michigan Tax-Exempt Fund                                                                                       No
   AXP(R) Minnesota Tax-Exempt Fund                                                                                      No
   AXP(R) New York Tax-Exempt Fund                                                                                       No
   AXP(R) Ohio Tax-Exempt Fund                                                                                           No

AXP(R) Stock Series, Inc.(4)                        2/10/45, 6/13/86(1)      Corporation      NV/MN        9/30
   AXP(R) Stock Fund                                                                                                    Yes

--------------------------------------------------------------------------------
36   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                           Date of             Form of       State of      Fiscal
Fund                                                    organization        organization   organization   year end   Diversified
AXP(R) Strategy Series, Inc.                                1/24/84          Corporation         MN        3/31
   AXP(R) Equity Value Fund                                                                                             Yes
   AXP(R) Focused Growth Fund(3)                                                                                         No
   AXP(R) Partners Small Cap Growth Fund(3)                                                                             Yes
   AXP(R) Small Cap Advantage Fund                                                                                      Yes
   AXP(R) Strategy Aggressive Fund                                                                                      Yes

AXP(R) Tax-Exempt Series, Inc.                      9/30/76, 6/13/86(1)      Corporation      NV/MN       11/30
   AXP(R) Intermediate Tax-Exempt Fund                                                                                  Yes
   AXP(R) Tax-Exempt Bond Fund                                                                                          Yes

AXP(R) Tax-Free Money Series, Inc.(4)               2/29/80, 6/13/86(1)      Corporation      NV/MN       12/31
   AXP(R) Tax-Free Money Fund                                                                                           Yes


(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective Feb. 7, 2002, AXP(R) Focus 20 Fund changed its name to AXP(R) Focused Growth Fund, AXP(R) Innovations Fund changed its name to AXP(R) Global Technology Fund, AXP(R) Small Cap Growth Fund changed its name to AXP(R) Partners Small Cap Growth Fund and AXP(R) Utilities Income Fund, Inc. created a series, AXP(R) Utilities Fund.

(4) Effective Nov. 13, 2002, AXP(R) Bond Fund, Inc. changed its name to AXP(R) Fixed Income Series, Inc. and created a series, AXP(R) Bond Fund, AXP(R) Discovery Fund, Inc. changed its name to AXP(R) Discovery Series, Inc. and created a series, AXP(R) Discovery Fund, AXP(R) Equity Select Fund, Inc. changed its name to AXP(R) Equity Series, Inc. and created a series, AXP(R) Equity Select Fund, AXP(R) Extra Income Fund, Inc. changed its name to AXP(R) High Yield Income Series, Inc. and created a series, AXP(R) Extra Income Fund, AXP(R) Federal Income Fund, Inc. changed its name to AXP(R) Government Income Series, Inc., AXP(R) High Yield Tax-Exempt Fund, Inc. changed its name to AXP(R) High Yield Tax-Exempt Series, Inc. and created a series, AXP(R) High Yield Tax-Exempt Fund, AXP(R) International Fund, Inc. changed its name to AXP(R) International Series, Inc., AXP(R) New Dimensions Fund, Inc. changed its name to AXP(R) Dimensions Series, Inc., AXP(R) Precious Metals Fund, Inc. changed its name to AXP(R) Selected Series, Inc. and created a series, AXP(R) Precious Metals Fund, AXP(R) Progressive Fund, Inc. changed its name to AXP(R) Progressive Series, Inc. and created a series, AXP(R) Progressive Fund, AXP(R) Selective Fund, Inc. changed its name to AXP(R) Income Series, Inc. and created a series, AXP(R) Selective Fund, AXP(R) Stock Fund, Inc. changed its name to AXP(R) Stock Series, Inc. and created a series, AXP(R) Stock Fund, AXP(R) Tax-Free Money Fund, Inc. changed its name to AXP(R) Tax-Free Money Series, Inc. and created a series, AXP(R) Tax-Free Money Fund, and AXP(R) Utilities Income Fund, Inc. changed its name to AXP(R) Sector Series, Inc.


(5) Effective June 27, 2003, AXP(R) Bond Fund changed its name to AXP(R) Diversified Bond Fund, AXP(R) Federal Income Fund changed its name to AXP(R) Short Duration U.S. Government Fund and AXP(R) Extra Income Fund changed its name to AXP(R) High Yield Bond Fund.

(6) Effective Oct. 20, 2003 AXP(R) Global Growth Fund changed its name to AXP(R) Global Equity Fund.

(7) Effective Feb. 18, 2004, AXP(R) Utilities Fund changed its name to AXP(R) Dividend Opportunity Fund.


--------------------------------------------------------------------------------
37   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 94 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age                  Position held      Principal occupation during    Other directorships             Committee
                                    with Fund and      past five years                                                memberships
                                    length of service
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Arne H. Carlson                     Board member       Chair, Board Services                                          Joint Audit,
901 S. Marquette Ave.               since 1999         Corporation (provides                                          Contracts,
Minneapolis, MN 55402                                  administrative services to                                     Executive,
Age 69                                                 boards). Former Governor  of                                   Investment
                                                       Minnesota                                                      Review,  Board
                                                                                                                      Effectiveness
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Philip J. Carroll, Jr.              Board member       Retired Chairman and CEO,      Scottish Power PLC, Vulcan      Joint Audit,
901 S. Marquette Ave.               since 2002         Fluor Corporation              Materials Company, Inc.         Contracts
Minneapolis, MN 55402                                  (engineering and               (construction
Age 66                                                 construction) since 1998       materials/chemicals)
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Livio D. DeSimone                   Board member       Retired Chair of the Board     Cargill, Incorporated           Joint Audit,
30 Seventh Street East              since 2001         and Chief Executive Officer,   (commodity merchants and        Contracts,
Suite 3050                                             Minnesota Mining and           processors), General Mills,     Executive
St. Paul, MN 55101-4901                                Manufacturing (3M)             Inc. (consumer foods), Vulcan
Age 69                                                                                Materials Company
                                                                                      (construction
                                                                                      materials/chemicals),
                                                                                      Milliken & Company (textiles
                                                                                      and chemicals), and Nexia
                                                                                      Biotechnologies, Inc.
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Heinz F. Hutter*                    Board member       Retired President and Chief                                    Board
901 S. Marquette Ave.               since 1994         Operating Officer, Cargill,                                    Effectiveness,
Minneapolis, MN 55402                                  Incorporated (commodity                                        Executive,
Age 74                                                 merchants and processors)                                      Investment
                                                                                                                      Review
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Anne P. Jones                       Board member       Attorney and Consultant                                        Joint Audit,
901 S. Marquette Ave.               since 1985                                                                        Board
Minneapolis, MN 55402                                                                                                 Effectiveness,
Age 69                                                                                                                Executive
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Stephen R. Lewis, Jr.**             Board member       Retired President and          Valmont Industries, Inc.        Contracts,
901 S. Marquette Ave.               since 2002         Professor of Economics,        (manufactures irrigation        Investment
Minneapolis, MN 55402                                  Carleton College               systems)                        Review,
Age 65                                                                                                                Executive
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Alan G. Quasha                      Board member       President, Quadrant            Compagnie Financiere            Joint Audit,
901 S. Marquette Ave.               since 2002         Management, Inc. (management   Richemont AG (luxury goods),    Investment
Minneapolis, MN 55402                                  of private equities)           Harken Energy Corporation       Review
Age 54                                                                                (oil and gas exploration) and
                                                                                      SIRIT Inc. (radio frequency
                                                                                      identification technology)
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Alan K. Simpson                     Board member       Former three-term United       Biogen, Inc.                    Investment
1201 Sunshine Ave.                  since 1997         States Senator for Wyoming     (biopharmaceuticals)            Review,  Board
Cody, WY 82414                                                                                                        Effectiveness
Age 72
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Alison Taunton-Rigby                Board member       President, Forester Biotech                                    Investment
901 S. Marquette Ave.               since 2002         since 2000. Former President                                   Review,
Minneapolis, MN 55402                                  and CEO, Aquila                                                Contracts
Age 59                                                 Biopharmaceuticals, Inc.
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------

 * Interested person of AXP Partners International Aggressive Growth Fund, AXP Partners Aggressive Growth Fund, AXP Partners Small Cap Core Fund and AXP Discovery Fund by reason of being a security holder of J P Morgan Chase & Co., which has a 45% interest in American Century Companies, Inc., the parent company of the subadviser of four AXP Funds, American Century Investment Management, Inc.


** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Columbia Wanger Asset Management, L.P., one of the fund's subadvisers.

--------------------------------------------------------------------------------
38   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Board Members Affiliated with AEFC***


Name, address, age                  Position held      Principal occupation during    Other directorships             Committee
                                    with Fund and      past five years                                                memberships
                                    length of service
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Barbara H. Fraser                   Board member       Executive Vice President -
1546 AXP Financial Center           since 2002         Chief Marketing Officer,
Minneapolis, MN 55474                                  AEFC, since 2003. Executive
Age 54                                                 Vice President - AEFA
                                                       Products and Corporate
                                                       Marketing, AEFC,  2002-2003.
                                                       President - Travelers Check
                                                       Group, American Express
                                                       Company,  2001-2002.
                                                       Management Consultant,
                                                       Reuters, 2000-2001. Managing
                                                       Director - International
                                                       Investments, Citibank
                                                       Global,  1999-2000.
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Stephen W. Roszell                  Board member       Senior Vice President -
50238 AXP Financial Center          since 2002, Vice   Institutional Group of AEFC
Minneapolis, MN 55474               President  since
Age 55                              2002
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
William F. Truscott                 Board member       Senior Vice President -
53600 AXP Financial Center          since 2001,        Chief Investment Officer of
Minneapolis, MN 55474               Vice President     AEFC since 2001. Former
Age 43                              since 2002         Chief Investment Officer and
                                                       Managing Director, Zurich
                                                       Scudder Investments
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------


*** Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers


Name, address, age                  Position held      Principal occupation during    Other directorships             Committee
                                    with Fund and      past five years                                                memberships
                                    length of service
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Jeffrey P. Fox                      Treasurer since    Vice President - Investment
50005 AXP Financial Center          2002               Accounting, AEFC, since
Minneapolis, MN 55474                                  2002; Vice President -
Age 48                                                 Finance, American Express
                                                       Company, 2000-2002; Vice
                                                       President - Corporate
                                                       Controller, AEFC, 1996-2000
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Paula R. Meyer                      President since    Senior Vice President and
596 AXP Financial Center            2002               General Manager - Mutual
Minneapolis, MN 55474                                  Funds, AEFC, since 2002;
Age 50                                                 Vice President and Managing
                                                       Director - American Express
                                                       Funds, AEFC, 2000-2002; Vice
                                                       President, AEFC,  1998-2000
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Leslie L. Ogg                       Vice President,    President of Board Services
901 S. Marquette Ave.               General Counsel,   Corporation
Minneapolis, MN 55402               and Secretary
Age 65                              since 1978
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------


--------------------------------------------------------------------------------
39   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held three meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held seven meetings during the last fiscal year.



--------------------------------------------------------------------------------
40   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.


Dollar range of equity securities beneficially owned on Dec. 31, 2003

Based on net asset values as of Dec. 31, 2003

                                                      Aggregate dollar range of
                                Dollar range of       equity securities of all
                               equity securities       American Express Funds
                                  in the Fund         overseen by Board Member
                                     Range                      Range
Arne H. Carlson                      none                   over $100,000
Philip J. Carroll, Jr.*              none                       none
Livio D. DeSimone*                   none                   over $100,000
Barbara H. Fraser                    none                   over $100,000
Heinz F. Hutter                      none                   over $100,000
Anne P. Jones                  $50,001-$100,000             over $100,000
Stephen R. Lewis, Jr.*               none                    $1-$10,000
Alan G. Quasha                       none                       none
Stephen W. Roszell               over $100,000              over $100,000
Alan K. Simpson                      none                 $50,001-$100,000
Alison Taunton-Rigby                 none                       none
William F. Truscott                  none                   over $100,000

* Three independent directors have deferred compensation and invested in share equivalents. As of Dec. 31, 2003, each owned

Phillip J. Carroll, Jr.    Global Technology                  $10,001-$50,000

Livio D. DeSimone          High Yield Bond Fund                    $1-$10,000
                           Partners Small Cap Value                $1-$10,000
                           Small Cap Advantage                     $1-$10,000

Stephen R. Lewis, Jr.      Equity Select                           $1-$10,000
                           Diversified Equity Income               $1-$10,000



--------------------------------------------------------------------------------
41   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund board, for attending up to 29 meetings, received the following compensation:


Compensation Table


                                                    Total cash compensation from
                                                     American Express Funds and
Board member*                   Aggregate           Preferred Master Trust Group
                       compensation from the Fund       paid to Board member
Philip J. Carroll, Jr.        $  625**                          $ 13,267
Livio D. DeSimone              1,673***                           71,675
Heinz F. Hutter                1,623                             138,767
Anne P. Jones                  1,673                             143,467
Stephen R. Lewis, Jr.          1,823****                         113,276
Alan G. Quasha                 1,617                             138,467
Alan K. Simpson                1,517                             129,317
Alison Taunton-Rigby           1,767                             151,717

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $475 from the Fund.

 *** Includes the deferred compensation in the amount of $850 from the Fund.

**** Includes the deferred compensation in the amount of $512 from the Fund.


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


Principal Holders of Securities

As of 30 days prior to the date of this SAI, clients of Charles Schwab & Co., Inc., a brokerage firm held 9.43 % of Fund shares.


Independent Auditors

The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.


--------------------------------------------------------------------------------
42   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Appendix

DESCRIPTION OF RATINGS

Standard & Poor's Long-Term Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o    Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

--------------------------------------------------------------------------------
43   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

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44   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

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45   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3   Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics:
     (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

--------------------------------------------------------------------------------
46   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

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47   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

                                                              S-6357-20 M (3/04)

                      AXP(R) MARKET ADVANTAGE SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


                      AXP(R) MID CAP INDEX FUND (the Fund)

                                 MARCH 31, 2004


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your selling agent or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling
(800) 862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents


Mutual Fund Checklist                                                p.   3

Fundamental Investment Policies                                      p.   4

Investment Strategies and Types of Investments                       p.   5

Information Regarding Risks and Investment Strategies                p.   6

Security Transactions                                                p.  23

Brokerage Commissions Paid to Brokers Affiliated with
  American Express Financial Corporation                             p.  24

Valuing Fund Shares                                                  p.  25

Proxy Voting                                                         p.  26

Investing in the Fund                                                p.  27

Selling Shares                                                       p.  27

Taxes                                                                p.  28

Agreements                                                           p.  29

Organizational Information                                           p.  31

Board Members and Officers                                           p.  35

Principal Holders of Securities                                      p.  39

Independent Auditors                                                 p.  39

Appendix A: Description of Ratings                                   p.  40

Appendix B: Additional Information about the Index                   p.  45


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2   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

Mutual Fund Checklist

   [X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

   [X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

   [X]   A higher rate of return typically involves a higher risk of loss.

   [X]   Past performance is not a reliable indicator of future performance.

   [X]   ALL mutual funds have costs that lower investment return.

   [X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                                 Market price              Shares
investment                                of a share            acquired
  $100                                       $  6.00                16.7
   100                                          4.00                25.0
   100                                          4.00                25.0
   100                                          6.00                16.7
   100                                          5.00                20.0
   ---                                          ----                ----
  $500                                        $25.00               103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
3   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

Fundamental Investment Policies

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.


The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry, unless that industry represents more than 25% of the index tracked by the Fund. For all other industries, in accordance with the current interpretation by the Securities and Exchange Commission (SEC), up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets.

o    Issue senior securities, except as permitted under the 1940 Act.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

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4   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.


Investment strategies and types of investments         Allowable for the Fund?
Agency and Government Securities                                 yes
Borrowing                                                        yes
Cash/Money Market Instruments                                    yes
Collateralized Bond Obligations                                  yes
Commercial Paper                                                 yes
Common Stock                                                     yes
Convertible Securities                                           yes
Corporate Bonds                                                  yes
Debt Obligations                                                 yes
Depositary Receipts                                              yes
Derivative Instruments (including Options and Futures)           yes
Exchange-Traded Funds                                            yes
Foreign Currency Transactions                                    yes
Foreign Securities                                               yes
High-Yield (High-Risk) Securities (Junk Bonds)                   no*
Illiquid and Restricted Securities                               yes
Indexed Securities                                               yes
Inflation Protected Securities                                   yes
Inverse Floaters                                                 no
Investment Companies                                             yes
Lending of Portfolio Securities                                  yes
Loan Participations                                              yes
Mortgage- and Asset-Backed Securities                            no
Mortgage Dollar Rolls                                            no
Municipal Obligations                                            yes
Preferred Stock                                                  yes
Real Estate Investment Trusts                                    yes
Repurchase Agreements                                            yes
Reverse Repurchase Agreements                                    yes
Short Sales                                                      yes
Sovereign Debt                                                   yes
Structured Products                                              yes
Swap Agreements                                                  no
Variable- or Floating-Rate Securities                            yes
Warrants                                                         yes
When-Issued Securities and Forward Commitments                   yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities             yes


* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

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5   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

The following are guidelines that may be changed by the board at any time:


o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.


o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy on margin, except the Fund may make margin payments in connection with transactions in futures contracts.


For additional information about the Index, see Appendix B.


Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk


The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk.


Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.


Derivatives Risk

Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund.


Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

--------------------------------------------------------------------------------
6   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).


Small and Medium Company Risk


Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

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7   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.


Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing


A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments


Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.


See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

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Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.


Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

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Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

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Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.


The Fund will engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.


Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

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One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contracts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If the Fund is using short futures contracts for hedging purposes, the Fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

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Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.


Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.


Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. In addition, the Fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.


Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts for a variety of reasons. The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, the Fund will seek to hedge the value of foreign securities held by the Fund against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.


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The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular country will increase in value relative to another currency. The Fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency. When buying a currency forward in this fashion, the Fund will hold cash or cash equivalents equal to the value of the forward contract in order to avoid the use of leverage.

At maturity of a forward contract, the Fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If the Fund engages in an offsetting transaction, the Fund will incur a gain or loss to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.


Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


Options on Foreign Currencies. The Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities the Fund plans to buy, or where the Fund would benefit from increased exposure to the currency, the Fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.


As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.


Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, the Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.


As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

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Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)


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All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities


Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.


Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.


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If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.


Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies


Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities


A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

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Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

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Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

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Real Estate Investment Trusts


Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.


Repurchase Agreements


Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

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With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

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21   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

Variable- or Floating-Rate Securities


Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.


The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.


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22   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

Security Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

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23   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $8,361 for fiscal year ended Jan. 31, 2004, $9,380 for fiscal year 2003, and $7,052 for fiscal year 2002.
Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                               Value of securities
Name of issuer                             owned at end of fiscal year
E*TRADE Financial                                    $227,911
Edwards (AG)                                          133,213
Eaton Vance                                           115,855
Investment Technology Group                            33,800
LaBranche                                              26,567
Legg Mason                                            260,868
Raymond James Financial                                82,357

The portfolio turnover rate was 46% in the most recent fiscal year, and 53% in the year before.

Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation


Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.



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24   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

Valuing Fund Shares

As of the end of the most recent fiscal year, the computation looked like this:


                         Net assets                           Shares outstanding                  Net asset value of one share
Class D                 $21,246,475        divided by             3,257,853            equals                   $6.52
Class E                  23,912,852                               3,658,235                                      6.54


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.


o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.


o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

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25   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

Proxy Voting

GENERAL GUIDELINES
The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager, AEFC.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the board or that AEFC recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, AEFC relies on its own investment personnel and information obtained from outside resources, including Institutional Shareholder Services (ISS). AEFC makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from AEFC consider the recommendation and decide how to vote the proxy proposal.

PROXY VOTING RECORD

The proxy voting record is available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information is on a website maintained by ISS and can be accessed through the American Express Company's web page, www.americanexpress.com. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained after Aug. 1, 2004 without cost:

o    On the ISS website accessible through www.americanexpress.com/funds

o On a web site maintained by the Securities and Exchange Commission, www.sec.gov

o    By calling the Fund's administrator, Board Services Corporation, collect at
     (612) 330-9283.


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26   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

Investing in the Fund

Class E shares are available to certain institutional investors. Class E shares are sold without a sales charge and are not subject to a distribution fee. The following institutional investors are eligible to purchase Class E shares:

o    Qualified employee benefit plans* if the plan:

     o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

         o    at least $10 million in plan assets or

         o    500 or more participants; or

     o   does not use daily transfer recordkeeping and has

         o    at least $3 million invested in American Express mutual funds or

         o    500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million invested in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.


During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:


o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board members may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.


The Fund reserves the right to redeem, involuntarily, the shares of any shareholder whose account has a value of less than a minimum amount but only where the value of such account has been reduced by voluntary redemption of shares. Until further notice, it is the policy of the Fund not to exercise this right with respect to any shareholder whose account has a value of $1,000 or more ($500 in the case of Custodial accounts, IRAs and other retirement plans). In any event, before the Fund redeems shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the accounts to at least the minimum amount.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.


REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

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27   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

Taxes

You may be able to defer taxes on current income from the Fund by investing through an IRA or other qualified retirement account. If you move all or part of a nonqualified investment in the Fund to a qualified retirement account, this type of exchange is considered a redemption of shares. You pay no sales charge, but the exchange may result in a gain or loss for tax purposes, or excess contributions under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, 64.72% of the Fund's net investment income dividends qualified for the corporate deduction.

Under provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the Act), the maximum tax paid on dividends by individuals is reduced to 15% (5% for taxpayers in the 10% and 15% brackets) for tax years 2003 through 2008. The Act also reduces the maximum capital gain rate for securities sold on or after May 6, 2003 through 2008 from 20% to 15% (5% for taxpayers in the 10% and 15% brackets).

The Act provides that only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for stock and 90 days for preferreds). The QDI for individuals for the most recent fiscal year was 64.29%.


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.


Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by the Fund and to investments in REITs.


Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

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28   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.


If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of the Fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the Fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder when the shares are sold.


This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.


Assets (billions)                              Annual rate at each asset level
First   $0.25                                               0.26%
Next     0.25                                               0.26
Next     0.25                                               0.26
Next     0.25                                               0.26
Next     1.00                                               0.25
Next     3.00                                               0.24
Over     5.00                                               0.23

On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.26% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

The management fee is paid monthly. Under the agreement, the total amount paid was $98,049 for fiscal year 2004, $74,700 for fiscal year 2003, and $56,384 for fiscal year 2002. AEFC has agreed to certain fee waivers and expense reimbursements as discussed in the Fund's prospectus.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits and expenses reimbursed by AEFC, paid by the Fund were $10,181 for fiscal year 2004, $3,081 for fiscal year 2003, and $11,377 for fiscal year 2002.


--------------------------------------------------------------------------------
29   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

Basis for board approving the investment advisory contract


Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to renew the Investment Management Services Agreement and Subadvisory Agreements (where applicable) based on:

o tangible steps AEFC has taken to improve the competitive ranking and consistency of the investment performance of the Fund, including changes in leadership, portfolio managers, compensation structures, and the implementation of management practices,

o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,

o consistent effort to provide a management structure that imposes disciplines that ensure adherence to stated management style and expected risk characteristics,

o additional time needed to evaluate the efficacy of the new AEFC management structure that has produced improved performance results in the short term,

o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,

o competitive total expenses that are either at or only slightly above the median expenses of a group of comparable funds based on a report prepared by Lipper Inc., and

o    reasonable level of AEFC's profitability from its mutual fund operations.

ADMINISTRATIVE SERVICES AGREEMENT


The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)                              Annual rate at each asset level
First   $0.25                                               0.080%
Next     0.25                                               0.080
Next     0.25                                               0.080
Next     0.25                                               0.080
Next     1.00                                               0.075
Next     3.00                                               0.070
Over     5.00                                               0.065

On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.080% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $30,207 for fiscal year 2004, $21,602 for fiscal year 2003, and $15,767 for fiscal year 2002.

TRANSFER AGENCY AGREEMENT

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC) located at 70100 AXP Financial Center, Minneapolis, MN 55474. This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate of $19.50 per year and dividing by the number of days in the year. In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to AECSC may be changed by the board without shareholder approval.


DISTRIBUTION AGREEMENT


American Express Financial Advisors Inc., located at 200 AXP Financial Center, Minneapolis, MN 55474, is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis.


--------------------------------------------------------------------------------
30   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

PLAN AND AGREEMENT OF DISTRIBUTION


For Class D shares, to help defray the cost of distribution and servicing, the Fund and the Distributor entered into a Plan and Agreement of Distribution
(Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class D shares.


Expenses covered under this Plan include sales commissions, business, employee and financial advisor expenses charged to distribution of Class D shares; and overhead appropriately allocated to the sale of Class D shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $43,306 for Class D shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

CUSTODIAN AGREEMENT


The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.


The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.


Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.


--------------------------------------------------------------------------------
31   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                           Date of             Form of       State of      Fiscal
Fund                                                    organization        organization   organization   year end   Diversified
AXP(R) California Tax-Exempt Trust                           4/7/86        Business Trust(2)     MA        6/30
   AXP(R) California Tax-Exempt Fund                                                                                     No

AXP(R) Dimensions Series, Inc.(4)                   2/20/68, 6/13/86(1)      Corporation      NV/MN        7/31
   AXP(R) Growth Dimensions Fund                                                                                        Yes
   AXP(R) New Dimensions Fund                                                                                           Yes


AXP(R) Discovery Series, Inc.(4)                    4/29/81, 6/13/86(1)      Corporation      NV/MN        7/31
   AXP(R) Core Bond Fund                                                                                                Yes
   AXP(R) Discovery Fund                                                                                                Yes
   AXP(R) Income Opportunities Fund                                                                                     Yes
   AXP(R) Inflation Protected Securities Fund                                                                            No
   AXP(R) Limited Duration Bond Fund                                                                                    Yes


AXP(R) Equity Series, Inc.(4)                       3/18/57, 6/13/86(1)      Corporation      NV/MN       11/30
   AXP(R) Equity Select Fund                                                                                            Yes


AXP(R) Fixed Income Series, Inc.(4)                 6/27/74, 6/31/86(1)      Corporation      NV/MN        8/31
   AXP(R) Diversified Bond Fund(5)                                                                                      Yes

AXP(R) Global Series, Inc.                                 10/28/88          Corporation         MN       10/31
   AXP(R) Emerging Markets Fund                                                                                         Yes
   AXP(R) Global Balanced Fund                                                                                          Yes
   AXP(R) Global Bond Fund                                                                                               No
   AXP(R) Global Equity Fund(6)                                                                                         Yes
   AXP(R) Global Technology Fund(3)                                                                                      No

AXP(R) Government Income Series, Inc.(4)                    3/12/85          Corporation         MN        5/31
   AXP(R) Short Duration U.S. Government Fund(5)                                                                        Yes
   AXP(R) U.S. Government Mortgage Fund                                                                                 Yes

AXP(R) Growth Series, Inc.                          5/21/70, 6/13/86(1)      Corporation      NV/MN        7/31
   AXP(R) Growth Fund                                                                                                   Yes
   AXP(R) Large Cap Equity Fund                                                                                         Yes
   AXP(R) Large Cap Value Fund                                                                                          Yes
   AXP(R) Quantitative Large Cap Equity Fund                                                                            Yes
   AXP(R) Research Opportunities Fund                                                                                   Yes

AXP(R) High Yield Income Series, Inc.(4)                    8/17/83          Corporation         MN        5/31
   AXP(R) High Yield Bond Fund(5)                                                                                       Yes


AXP(R) High Yield Tax-Exempt Series, Inc.(4)       12/21/78, 6/13/86(1)      Corporation      NV/MN       11/30
   AXP(R) High Yield Tax-Exempt Fund                                                                                    Yes

AXP(R) Income Series, Inc.(4)                       2/10/45, 6/13/86(1)      Corporation      NV/MN        5/31
   AXP(R) Selective Fund                                                                                                Yes

AXP(R) International Series, Inc.(4)                        7/18/84          Corporation         MN       10/31
   AXP(R) European Equity Fund                                                                                           No
   AXP(R) International Fund                                                                                            Yes

AXP(R) Investment Series, Inc.                      1/18/40, 6/13/86(1)      Corporation      NV/MN        9/30
   AXP(R) Diversified Equity Income Fund                                                                                Yes
   AXP(R) Mid Cap Value Fund                                                                                            Yes
   AXP(R) Mutual                                                                                                        Yes

--------------------------------------------------------------------------------
32   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                           Date of             Form of       State of      Fiscal
Fund                                                    organization        organization   organization   year end   Diversified
AXP(R) Managed Series, Inc.                                 10/9/84          Corporation         MN        9/30
   AXP(R) Managed Allocation Fund                                                                                       Yes


AXP(R) Market Advantage Series, Inc.                        8/25/89          Corporation         MN        1/31
   AXP(R) Blue Chip Advantage Fund                                                                                      Yes
   AXP(R) Mid Cap Index Fund                                                                                             No
   AXP(R) Portfolio Builder Conservative Fund                                                                            No
   AXP(R) Portfolio Builder Moderate
    Conservative Fund                                                                                                    No
   AXP(R) Portfolio Builder Moderate Fund                                                                                No
   AXP(R) Portfolio Builder Moderate
    Aggressive Fund                                                                                                      No
   AXP(R) Portfolio Builder Aggressive Fund                                                                              No
   AXP(R) Portfolio Builder Total Equity Fund                                                                            No
   AXP(R) S&P 500 Index Fund                                                                                             No
   AXP(R) Small Company Index Fund                                                                                      Yes


AXP(R) Money Market Series, Inc.                    8/22/75, 6/13/86(1)      Corporation      NV/MN        7/31
   AXP(R) Cash Management Fund                                                                                          Yes


AXP(R) Partners Series, Inc.                                3/20/01          Corporation         MN        5/31
   AXP(R) Partners Aggressive Growth Fund                                                                               Yes
   AXP(R) Partners Fundamental Value Fund                                                                               Yes
   AXP(R) Partners Growth Fund                                                                                          Yes
   AXP(R) Partners Select Value Fund                                                                                    Yes
   AXP(R) Partners Small Cap Core Fund                                                                                  Yes
   AXP(R) Partners Small Cap Value Fund                                                                                  No
   AXP(R) Partners Value Fund                                                                                           Yes


AXP(R) Partners International Series, Inc.                   5/9/01          Corporation         MN       10/31
   AXP(R) Partners International Aggressive
    Growth Fund                                                                                                         Yes
   AXP(R) Partners International Core Fund                                                                              Yes
   AXP(R) Partners International Select
    Value Fund                                                                                                          Yes
   AXP(R) Partners International Small Cap Fund                                                                         Yes

AXP(R) Progressive Series, Inc.(4)                  4/23/68, 6/13/86(1)      Corporation      NV/MN        9/30
   AXP(R) Progressive Fund                                                                                              Yes


AXP(R) Sector Series, Inc.(3),(4)                           3/25/88          Corporation         MN        6/30
   AXP(R) Dividend Opportunity Fund(7)                                                                                  Yes
   AXP(R) Real Estate Fund                                                                                               No


AXP(R) Selected Series, Inc.(4)                             10/5/84          Corporation         MN        3/31
   AXP(R) Precious Metals Fund                                                                                           No

AXP(R) Special Tax-Exempt Series Trust                       4/7/86        Business Trust(2)     MA        6/30
   AXP(R) Insured Tax-Exempt Fund                                                                                       Yes
   AXP(R) Massachusetts Tax-Exempt Fund                                                                                  No
   AXP(R) Michigan Tax-Exempt Fund                                                                                       No
   AXP(R) Minnesota Tax-Exempt Fund                                                                                      No
   AXP(R) New York Tax-Exempt Fund                                                                                       No
   AXP(R) Ohio Tax-Exempt Fund                                                                                           No

--------------------------------------------------------------------------------
33   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                           Date of             Form of       State of      Fiscal
Fund                                                    organization        organization   organization   year end   Diversified
AXP(R) Stock Series, Inc.(4)                        2/10/45, 6/13/86(1)      Corporation      NV/MN        9/30
   AXP(R) Stock Fund                                                                                                    Yes

AXP(R) Strategy Series, Inc.                                1/24/84          Corporation         MN        3/31
   AXP(R) Equity Value Fund                                                                                             Yes
   AXP(R) Focused Growth Fund(3)                                                                                         No
   AXP(R) Partners Small Cap Growth Fund(3)                                                                             Yes
   AXP(R) Small Cap Advantage Fund                                                                                      Yes
   AXP(R) Strategy Aggressive Fund                                                                                      Yes


AXP(R) Tax-Exempt Series, Inc.                      9/30/76, 6/13/86(1)      Corporation      NV/MN       11/30
   AXP(R) Intermediate Tax-Exempt Fund                                                                                  Yes
   AXP(R) Tax-Exempt Bond Fund                                                                                          Yes


AXP(R) Tax-Free Money Series, Inc.(4)               2/29/80, 6/13/86(1)      Corporation      NV/MN       12/31
   AXP(R) Tax-Free Money Fund                                                                                           Yes


(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective Feb. 7, 2002, AXP(R) Focus 20 Fund changed its name to AXP(R) Focused Growth Fund, AXP(R) Innovations Fund changed its name to AXP(R) Global Technology Fund, AXP(R) Small Cap Growth Fund changed its name to AXP(R) Partners Small Cap Growth Fund and AXP(R) Utilities Income Fund, Inc. created a series, AXP(R) Utilities Fund.

(4) Effective Nov. 13, 2002, AXP(R) Bond Fund, Inc. changed its name to AXP(R) Fixed Income Series, Inc. and created a series, AXP(R) Bond Fund, AXP(R) Discovery Fund, Inc. changed its name to AXP(R) Discovery Series, Inc. and created a series, AXP(R) Discovery Fund, AXP(R) Equity Select Fund, Inc. changed its name to AXP(R) Equity Series, Inc. and created a series, AXP(R) Equity Select Fund, AXP(R) Extra Income Fund, Inc. changed its name to AXP(R) High Yield Income Series, Inc. and created a series, AXP(R) Extra Income Fund, AXP(R) Federal Income Fund, Inc. changed its name to AXP(R) Government Income Series, Inc., AXP(R) High Yield Tax-Exempt Fund, Inc. changed its name to AXP(R) High Yield Tax-Exempt Series, Inc. and created a series, AXP(R) High Yield Tax-Exempt Fund, AXP(R) International Fund, Inc. changed its name to AXP(R) International Series, Inc., AXP(R) New Dimensions Fund, Inc. changed its name to AXP(R) Dimensions Series, Inc., AXP(R) Precious Metals Fund, Inc. changed its name to AXP(R) Selected Series, Inc. and created a series, AXP(R) Precious Metals Fund, AXP(R) Progressive Fund, Inc. changed its name to AXP(R) Progressive Series, Inc. and created a series, AXP(R) Progressive Fund, AXP(R) Selective Fund, Inc. changed its name to AXP(R) Income Series, Inc. and created a series, AXP(R) Selective Fund, AXP(R) Stock Fund, Inc. changed its name to AXP(R) Stock Series, Inc. and created a series, AXP(R) Stock Fund, AXP(R) Tax-Free Money Fund, Inc. changed its name to AXP(R) Tax-Free Money Series, Inc. and created a series, AXP(R) Tax-Free Money Fund, and AXP(R) Utilities Income Fund, Inc. changed its name to AXP(R) Sector Series, Inc.


(5) Effective June 27, 2003, AXP(R) Bond Fund changed its name to AXP(R) Diversified Bond Fund, AXP(R) Federal Income Fund changed its name to AXP(R) Short Duration U.S. Government Fund and AXP(R) Extra Income Fund changed its name to AXP(R) High Yield Bond Fund.

(6) Effective Oct. 20, 2003 AXP(R) Global Growth Fund changed its name to AXP(R) Global Equity Fund.

(7) Effective Feb. 18, 2004, AXP(R) Utilities Fund changed its name to AXP(R) Dividend Opportunity Fund.


--------------------------------------------------------------------------------
34   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 94 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age                  Position held      Principal occupation during    Other directorships             Committee
                                    with Fund and      past five years                                                memberships
                                    length of service
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Arne H. Carlson                     Board member       Chair, Board Services                                          Joint Audit,
901 S. Marquette Ave.               since 1999         Corporation (provides                                          Contracts,
Minneapolis, MN 55402                                  administrative services to                                     Executive,
Age 69                                                 boards). Former Governor  of                                   Investment
                                                       Minnesota                                                      Review,  Board
                                                                                                                      Effectiveness
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Philip J. Carroll, Jr.              Board member       Retired Chairman and CEO,      Scottish Power PLC, Vulcan      Joint Audit,
901 S. Marquette Ave.               since 2002         Fluor Corporation              Materials Company, Inc.         Contracts
Minneapolis, MN 55402                                  (engineering and               (construction
Age 66                                                 construction) since 1998       materials/chemicals)
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Livio D. DeSimone                   Board member       Retired Chair of the Board     Cargill, Incorporated           Joint Audit,
30 Seventh Street East              since 2001         and Chief Executive Officer,   (commodity merchants and        Contracts,
Suite 3050                                             Minnesota Mining and           processors), General Mills,     Executive
St. Paul, MN 55101-4901                                Manufacturing (3M)             Inc. (consumer foods), Vulcan
Age 69                                                                                Materials Company
                                                                                      (construction
                                                                                      materials/chemicals),
                                                                                      Milliken & Company (textiles
                                                                                      and chemicals), and Nexia
                                                                                      Biotechnologies, Inc.
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Heinz F. Hutter*                    Board member       Retired President and Chief                                    Board
901 S. Marquette Ave.               since 1994         Operating Officer, Cargill,                                    Effectiveness,
Minneapolis, MN 55402                                  Incorporated (commodity                                        Executive,
Age 74                                                 merchants and processors)                                      Investment
                                                                                                                      Review
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Anne P. Jones                       Board member       Attorney and Consultant                                        Joint Audit,
901 S. Marquette Ave.               since 1985                                                                        Board
Minneapolis, MN 55402                                                                                                 Effectiveness,
Age 69                                                                                                                Executive
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Stephen R. Lewis, Jr.**             Board member       Retired President and          Valmont Industries, Inc.        Contracts,
901 S. Marquette Ave.               since 2002         Professor of Economics,        (manufactures irrigation        Investment
Minneapolis, MN 55402                                  Carleton College               systems)                        Review,
Age 65                                                                                                                Executive
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Alan G. Quasha                      Board member       President, Quadrant            Compagnie Financiere            Joint Audit,
901 S. Marquette Ave.               since 2002         Management, Inc. (management   Richemont AG (luxury goods),    Investment
Minneapolis, MN 55402                                  of private equities)           Harken Energy Corporation       Review
Age 54                                                                                (oil and gas exploration) and
                                                                                      SIRIT Inc. (radio frequency
                                                                                      identification technology)
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Alan K. Simpson                     Board member       Former three-term United       Biogen, Inc.                    Investment
1201 Sunshine Ave.                  since 1997         States Senator for Wyoming     (biopharmaceuticals)            Review,  Board
Cody, WY 82414                                                                                                        Effectiveness
Age 72
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Alison Taunton-Rigby                Board member       President, Forester Biotech                                    Investment
901 S. Marquette Ave.               since 2002         since 2000. Former President                                   Review,
Minneapolis, MN 55402                                  and CEO, Aquila                                                Contracts
Age 59                                                 Biopharmaceuticals, Inc.
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------

 * Interested person of AXP Partners International Aggressive Growth Fund, AXP Partners Aggressive Growth Fund, AXP Partners Small Cap Core Fund and AXP Discovery Fund by reason of being a security holder of J P Morgan Chase & Co., which has a 45% interest in American Century Companies, Inc., the parent company of the subadviser of four AXP Funds, American Century Investment Management, Inc.

** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Columbia Wanger Asset Management, L.P., one of the fund's subadvisers.


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35   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

Board Members Affiliated with AEFC***


Name, address, age                  Position held      Principal occupation during    Other directorships             Committee
                                    with Fund and      past five years                                                memberships
                                    length of service
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Barbara H. Fraser                   Board member       Executive Vice President -
1546 AXP Financial Center           since 2002         Chief Marketing Officer,
Minneapolis, MN 55474                                  AEFC, since 2003. Executive
Age 54                                                 Vice President - AEFA
                                                       Products and Corporate
                                                       Marketing, AEFC,  2002-2003.
                                                       President - Travelers Check
                                                       Group, American Express
                                                       Company,  2001-2002.
                                                       Management Consultant,
                                                       Reuters, 2000-2001. Managing
                                                       Director - International
                                                       Investments, Citibank
                                                       Global,  1999-2000.
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Stephen W. Roszell                  Board member       Senior Vice President -
50238 AXP Financial Center          since 2002, Vice   Institutional Group of AEFC
Minneapolis, MN 55474               President  since
Age 55                              2002
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
William F. Truscott                 Board member       Senior Vice President -
53600 AXP Financial Center          since 2001,        Chief Investment Officer of
Minneapolis, MN 55474               Vice President     AEFC since 2001. Former
Age 43                              since 2002         Chief Investment Officer and
                                                       Managing Director, Zurich
                                                       Scudder Investments
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------


*** Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers


Name, address, age                  Position held      Principal occupation during    Other directorships             Committee
                                    with Fund and      past five years                                                memberships
                                    length of service
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Jeffrey P. Fox                      Treasurer since    Vice President - Investment
50005 AXP Financial Center          2002               Accounting, AEFC, since
Minneapolis, MN 55474                                  2002; Vice President -
Age 48                                                 Finance, American Express
                                                       Company, 2000-2002; Vice
                                                       President - Corporate
                                                       Controller, AEFC, 1996-2000
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Paula R. Meyer                      President since    Senior Vice President and
596 AXP Financial Center            2002               General Manager - Mutual
Minneapolis, MN 55474                                  Funds, AEFC, since 2002;
Age 50                                                 Vice President and Managing
                                                       Director - American Express
                                                       Funds, AEFC, 2000-2002; Vice
                                                       President, AEFC,  1998-2000
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Leslie L. Ogg                       Vice President,    President of Board Services
901 S. Marquette Ave.               General Counsel,   Corporation
Minneapolis, MN 55402               and Secretary
Age 65                              since 1978
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------


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36   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held three meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held seven meetings during the last fiscal year.


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37   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.


Dollar range of equity securities beneficially owned on Dec. 31, 2003

Based on net asset values as of Dec. 31, 2003

                                                   Aggregate dollar range of
                             Dollar range of       equity securities of all
                            equity securities       American Express Funds
                               in the Fund         overseen by Board Member
                                  Range                      Range
Arne H. Carlson                   none                   over $100,000
Philip J. Carroll, Jr.*           none                       none
Livio D. DeSimone*                none                   over $100,000
Barbara H. Fraser                 none                   over $100,000
Heinz F. Hutter                   none                   over $100,000
Anne P. Jones                     none                   over $100,000
Stephen R. Lewis, Jr.*            none                    $1-$10,000
Alan G. Quasha                    none                       none
Stephen W. Roszell                none                   over $100,000
Alan K. Simpson                   none                 $50,001-$100,000
Alison Taunton-Rigby              none                       none
William F. Truscott               none                   over $100,000

* Three independent directors have deferred compensation and invested in share equivalents. As of Dec. 31, 2003, each owned:

  Phillip J. Carroll, Jr.  AXP(R) Global Technology Fund         $10,001-$50,000

  Livio D. DeSimone        AXP(R) High Yield Bond Fund              $1-$10,000
                           AXP(R) Partners Small Cap Value Fund     $1-$10,000
                           AXP(R) Small Cap Advantage Fund          $1-$10,000

  Stephen R. Lewis, Jr.    AXP(R) Equity Select Fund                $1-$10,000
                           AXP(R) Diversified Equity Income Fund    $1-$10,000


Compensation for Board Members


During the most recent fiscal year, the independent members of the Fund board, for attending up to 29 meetings, received the following compensation:

Compensation Table
                                                 Total cash compensation from
                                Aggregate           American Express Funds
                              compensation     and Preferred Master Trust Group
Board member*                 from the Fund          paid to Board member
Philip J. Carroll, Jr.           $  433**                 $ 13,267
Livio D. DeSimone                 1,106***                  71,675
Heinz F. Hutter                   1,056                    138,767
Anne P. Jones                     1,106                    143,467
Stephen R. Lewis, Jr.             1,256****                113,276
Alan G. Quasha                    1,050                    138,467
Alan K. Simpson                     950                    129,317
Alison Taunton-Rigby              1,200                    151,717

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $367 from the Fund.

 *** Includes the deferred compensation in the amount of $592 from the Fund.

**** Includes the deferred compensation in the amount of $372 from the Fund.


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

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38   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

Principal Holders of Securities

As of 30 days prior to the date of this SAI, American Express Financial Corporation, Minneapolis, MN held 78.76% of Class D shares and 44.11% of Class E shares.


Independent Auditors

The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

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39   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

Appendix A

DESCRIPTION OF RATINGS


Standard & Poor's Long-Term Debt Ratings


A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o    Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

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40   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


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41   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.


SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.


Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3   Speculative capacity to pay principal and interest.

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42   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.


Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics:
     (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.


Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.


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43   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.


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44   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

Appendix B

ADDITIONAL INFORMATION ABOUT THE INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P MidCap 400 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


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45   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP MID CAP INDEX FUND

                                                              S-6437-20 H (3/04)

                      AXP(R) MARKET ADVANTAGE SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


                      AXP(R) S&P 500 INDEX FUND (the Fund)

                                 MARCH 31, 2004


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your selling agent or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling
(800) 862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents


Mutual Fund Checklist                                                p.   3

Fundamental Investment Policies                                      p.   4

Investment Strategies and Types of Investments                       p.   5

Information Regarding Risks and Investment Strategies                p.   6

Security Transactions                                                p.  23

Brokerage Commissions Paid to Brokers Affiliated with
  American Express Financial Corporation                             p.  24

Valuing Fund Shares                                                  p.  25

Proxy Voting                                                         p.  26

Investing in the Fund                                                p.  27

Selling Shares                                                       p.  27

Capital Loss Carryover                                               p.  28

Taxes                                                                p.  28

Agreements                                                           p.  29

Organizational Information                                           p.  32

Board Members and Officers                                           p.  36

Principal Holders of Securities                                      p.  40

Independent Auditors                                                 p.  40

Appendix A: Description of Ratings                                   p.  41

Appendix B: Additional Information about the Index                   p.  46


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Mutual Fund Checklist

   [X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

   [X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

   [X]   A higher rate of return typically involves a higher risk of loss.

   [X]   Past performance is not a reliable indicator of future performance.

   [X]   ALL mutual funds have costs that lower investment return.

   [X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                               Market price         Shares
investment                              of a share       acquired
  $100                                     $  6.00           16.7
   100                                        4.00           25.0
   100                                        4.00           25.0
   100                                        6.00           16.7
   100                                        5.00           20.0
   ---                                        ----           ----
  $500                                      $25.00          103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

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3   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND
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Fundamental Investment Policies

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.


The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry, unless that industry represents more than 25% of the index tracked by the Fund. For all other industries, in accordance with the current interpretation by the Securities and Exchange Commission (SEC), up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets.

o    Issue senior securities, except as permitted under the 1940 Act.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

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4   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND
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Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.


Investment strategies and types of investments           Allowable for the Fund?
Agency and Government Securities                                    yes
Borrowing                                                           yes
Cash/Money Market Instruments                                       yes
Collateralized Bond Obligations                                     yes
Commercial Paper                                                    yes
Common Stock                                                        yes
Convertible Securities                                              yes
Corporate Bonds                                                     yes
Debt Obligations                                                    yes
Depositary Receipts                                                 yes
Derivative Instruments (including Options and Futures)              yes
Exchange-Traded Funds                                               yes
Foreign Currency Transactions                                       yes
Foreign Securities                                                  yes
High-Yield (High-Risk) Securities (Junk Bonds)                      no*
Illiquid and Restricted Securities                                  yes
Indexed Securities                                                  yes
Inflation Protected Securities                                      yes
Inverse Floaters                                                    no
Investment Companies                                                yes
Lending of Portfolio Securities                                     yes
Loan Participations                                                 yes
Mortgage- and Asset-Backed Securities                               no
Mortgage Dollar Rolls                                               no
Municipal Obligations                                               yes
Preferred Stock                                                     yes
Real Estate Investment Trusts                                       yes
Repurchase Agreements                                               yes
Reverse Repurchase Agreements                                       yes
Short Sales                                                         yes
Sovereign Debt                                                      yes
Structured Products                                                 yes
Swap Agreements                                                     no
Variable- or Floating-Rate Securities                               yes
Warrants                                                            yes
When-Issued Securities and Forward Commitments                      yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities                yes


* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

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The following are guidelines that may be changed by the board at any time:


o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.


o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy on margin, except the Fund may make margin payments in connection with transactions in futures contracts.


For additional information about the Index, see Appendix B.


Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk


The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk.


Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.


Derivatives Risk

Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund.


Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

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Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).


Small and Medium Company Risk


Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

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7   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND
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INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.


Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing


A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments


Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.


See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

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Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.


Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

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Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

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Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.


The Fund will engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.


Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

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One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contracts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If the Fund is using short futures contracts for hedging purposes, the Fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

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Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.


Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.


Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. In addition, the Fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.


Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts for a variety of reasons. The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, the Fund will seek to hedge the value of foreign securities held by the Fund against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.


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The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular country will increase in value relative to another currency. The Fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency. When buying a currency forward in this fashion, the Fund will hold cash or cash equivalents equal to the value of the forward contract in order to avoid the use of leverage.

At maturity of a forward contract, the Fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If the Fund engages in an offsetting transaction, the Fund will incur a gain or loss to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.


Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


Options on Foreign Currencies. The Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities the Fund plans to buy, or where the Fund would benefit from increased exposure to the currency, the Fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.


As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.


Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, the Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.


As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

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Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)


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All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities


Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.


Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.


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If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.


Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies


Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities


A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

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Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

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Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

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Real Estate Investment Trusts


Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.


Repurchase Agreements


Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

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With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

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Variable- or Floating-Rate Securities


Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.


The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.


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22   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND
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Security Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

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23   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND
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Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $24,729 for fiscal year ended Jan. 31, 2004, $43,486 for fiscal year 2003, and $39,142 for fiscal year 2002.
Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                                  Value of securities
Name of issuer                                owned at end of fiscal year
American Express                                   $ 2,891,998
Bear Stearns Companies                                 349,658
Citigroup                                           11,071,101
Citigroup Global Markets                             2,799,763
FleetBoston Financial                                2,038,911
Franklin Resources                                     629,404
Goldman Sachs Group                                  2,043,861
J.P. Morgan Chase                                    3,441,531
Lehman Brothers Holdings                               967,713
Merrill Lynch & Co.                                  2,410,096
Morgan Stanley                                       2,734,182
PNC Financial Services Group                           679,420
Schwab (Charles)                                       740,695

The portfolio turnover rate was 4% in the most recent fiscal year, and 9% in the year before.

Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation


Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.



--------------------------------------------------------------------------------
24   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Valuing Fund Shares

As of the end of the most recent fiscal year, the computation looked like this:


                         Net assets                           Shares outstanding                  Net asset value of one share
Class D               $  70,422,928        divided by             16,090,098           equals                   $4.38
Class E                 398,444,138                               90,707,752                                     4.39


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.


o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.


o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

--------------------------------------------------------------------------------
25   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Proxy Voting

GENERAL GUIDELINES

The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager, AEFC.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the board or that AEFC recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, AEFC relies on its own investment personnel and information obtained from outside resources, including Institutional Shareholder Services (ISS). AEFC makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from AEFC consider the recommendation and decide how to vote the proxy proposal.

PROXY VOTING RECORD

The proxy voting record is available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information is on a website maintained by ISS and can be accessed through the American Express Company's web page, www.americanexpress.com. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained after Aug. 1, 2004 without cost:

o    On the ISS website accessible through www.americanexpress.com/funds

o On a web site maintained by the Securities and Exchange Commission, www.sec.gov

o    By calling the Fund's administrator, Board Services Corporation, collect at
     (612) 330-9283.


--------------------------------------------------------------------------------
26   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Investing in the Fund

Class E shares are available to certain institutional investors. Class E shares are sold without a sales charge and are not subject to a distribution fee. The following institutional investors are eligible to purchase Class E shares:

o    Qualified employee benefit plans* if the plan:

     o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

         o    at least $10 million in plan assets or

         o    500 or more participants; or

     o   does not use daily transfer recordkeeping and has

         o at least $3 million invested in American Express mutual funds or

         o    500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million invested in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.


During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:


o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board members may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.


The Fund reserves the right to redeem, involuntarily, the shares of any shareholder whose account has a value of less than a minimum amount but only where the value of such account has been reduced by voluntary redemption of shares. Until further notice, it is the policy of the Fund not to exercise this right with respect to any shareholder whose account has a value of $1,000 or more ($500 in the case of Custodial accounts, IRAs and other retirement plans). In any event, before the Fund redeems shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the accounts to at least the minimum amount.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.


REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

--------------------------------------------------------------------------------
27   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Capital Loss Carryover

For federal income tax purposes, the Fund had total capital loss carryovers of $34,310,462 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire as follows:

                2009         2010         2011          2012          2013
             $2,387,603   $5,744,216   $5,131,687    $16,696,841   $4,350,115

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.


Taxes


You may be able to defer taxes on current income from the Fund by investing through an IRA or other qualified retirement account. If you move all or part of a nonqualified investment in the Fund to a qualified retirement account, this type of exchange is considered a redemption of shares. You pay no sales charge, but the exchange may result in a gain or loss for tax purposes, or excess contributions under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, 100% of the Fund's net investment income dividends qualified for the corporate deduction.

Under provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the Act), the maximum tax paid on dividends by individuals is reduced to 15% (5% for taxpayers in the 10% and 15% brackets) for tax years 2003 through 2008. The Act also reduces the maximum capital gain rate for securities sold on or after May 6, 2003 through 2008 from 20% to 15% (5% for taxpayers in the 10% and 15% brackets).

The Act provides that only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for stock and 90 days for preferreds). The QDI for individuals for the most recent fiscal year was 100%.


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.


Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by the Fund and to investments in REITs.


--------------------------------------------------------------------------------
28   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.


If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of the Fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the Fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder when the shares are sold.


This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.


Assets (billions)                              Annual rate at each asset level
First  $0.25                                               0.24%
Next    0.25                                               0.24
Next    0.25                                               0.24
Next    0.25                                               0.24
Next    1.00                                               0.23
Next    3.00                                               0.22
Over    5.00                                               0.21

On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.24% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

The management fee is paid monthly. Under the agreement, the total amount paid was $954,894 for fiscal year 2004, $632,281 for fiscal year 2003, and $364,427 for fiscal year 2002. AEFC has agreed to certain fee waivers and expense reimbursements as discussed in the Fund's prospectus.


--------------------------------------------------------------------------------
29   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits and expenses reimbursed by AEFC, paid by the Fund were $(24,079) for fiscal year 2004, $(301,463) for fiscal year 2003, and $(240,556) for fiscal year 2002.

Basis for board approving the investment advisory contract


Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to renew the Investment Management Services Agreement and Subadvisory Agreements (where applicable) based on:

o tangible steps AEFC has taken to improve the competitive ranking and consistency of the investment performance of the Fund, including changes in leadership, portfolio managers, compensation structures, and the implementation of management practices,

o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,

o consistent effort to provide a management structure that imposes disciplines that ensure adherence to stated management style and expected risk characteristics,

o additional time needed to evaluate the efficacy of the new AEFC management structure that has produced improved performance results in the short term,

o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,

o competitive total expenses that are either at or only slightly above the median expenses of a group of comparable funds based on a report prepared by Lipper Inc., and

o    reasonable level of AEFC's profitability from its mutual fund operations.

ADMINISTRATIVE SERVICES AGREEMENT


The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)                              Annual rate at each asset level
First  $0.25                                               0.080%
Next    0.25                                               0.080
Next    0.25                                               0.080
Next    0.25                                               0.080
Next    1.00                                               0.075
Next    3.00                                               0.070
Over    5.00                                               0.065

On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.080% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $324,551 for fiscal year 2004, $213,950 for fiscal year 2003, and $122,897 for fiscal year 2002.


--------------------------------------------------------------------------------
30   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

TRANSFER AGENCY AGREEMENT

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC) located at 70100 AXP Financial Center, Minneapolis, MN 55474. This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate of $19.50 per year and dividing by the number of days in the year. In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to AECSC may be changed by the board without shareholder approval.


DISTRIBUTION AGREEMENT


American Express Financial Advisors Inc., located at 200 AXP Financial Center, Minneapolis, MN 55474, is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis.


PLAN AND AGREEMENT OF DISTRIBUTION


For Class D shares, to help defray the cost of distribution and servicing, the Fund and the Distributor entered into a Plan and Agreement of Distribution
(Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class D shares.


Expenses covered under this Plan include sales commissions, business, employee and financial advisor expenses charged to distribution of Class D shares; and overhead appropriately allocated to the sale of Class D shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $152,227 for Class D shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

CUSTODIAN AGREEMENT


The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.


The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.


--------------------------------------------------------------------------------
31   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.


--------------------------------------------------------------------------------
32   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                           Date of             Form of       State of      Fiscal
Fund                                                    organization        organization   organization   year end   Diversified
AXP(R) California Tax-Exempt Trust                           4/7/86        Business Trust(2)     MA        6/30
   AXP(R) California Tax-Exempt Fund                                                                                     No

AXP(R) Dimensions Series, Inc.(4)                   2/20/68, 6/13/86(1)      Corporation      NV/MN        7/31
   AXP(R) Growth Dimensions Fund                                                                                        Yes
   AXP(R) New Dimensions Fund                                                                                           Yes


AXP(R) Discovery Series, Inc.(4)                    4/29/81, 6/13/86(1)      Corporation      NV/MN        7/31
   AXP(R) Core Bond Fund                                                                                                Yes
   AXP(R) Discovery Fund                                                                                                Yes
   AXP(R) Income Opportunities Fund                                                                                     Yes
   AXP(R) Inflation Protected Securities Fund                                                                            No
   AXP(R) Limited Duration Bond Fund                                                                                    Yes


AXP(R) Equity Series, Inc.(4)                       3/18/57, 6/13/86(1)      Corporation      NV/MN       11/30
   AXP(R) Equity Select Fund                                                                                            Yes


AXP(R) Fixed Income Series, Inc.(4)                 6/27/74, 6/31/86(1)      Corporation      NV/MN        8/31
   AXP(R) Diversified Bond Fund(5)                                                                                      Yes

AXP(R) Global Series, Inc.                                 10/28/88          Corporation         MN       10/31
   AXP(R) Emerging Markets Fund                                                                                         Yes
   AXP(R) Global Balanced Fund                                                                                          Yes
   AXP(R) Global Bond Fund                                                                                               No
   AXP(R) Global Equity Fund(6)                                                                                         Yes
   AXP(R) Global Technology Fund(3)                                                                                      No

AXP(R) Government Income Series, Inc.(4)                    3/12/85          Corporation         MN        5/31
   AXP(R) Short Duration U.S. Government Fund(5)                                                                        Yes
   AXP(R) U.S. Government Mortgage Fund                                                                                 Yes

AXP(R) Growth Series, Inc.                          5/21/70, 6/13/86(1)      Corporation      NV/MN        7/31
   AXP(R) Growth Fund                                                                                                   Yes
   AXP(R) Large Cap Equity Fund                                                                                         Yes
   AXP(R) Large Cap Value Fund                                                                                          Yes
   AXP(R) Quantitative Large Cap Equity Fund                                                                            Yes
   AXP(R) Research Opportunities Fund                                                                                   Yes

AXP(R) High Yield Income Series, Inc.(4)                    8/17/83          Corporation         MN        5/31
   AXP(R) High Yield Bond Fund(5)                                                                                       Yes


AXP(R) High Yield Tax-Exempt Series, Inc.(4)       12/21/78, 6/13/86(1)      Corporation      NV/MN       11/30
   AXP(R) High Yield Tax-Exempt Fund                                                                                    Yes

AXP(R) Income Series, Inc.(4)                       2/10/45, 6/13/86(1)      Corporation      NV/MN        5/31
   AXP(R) Selective Fund                                                                                                Yes

AXP(R) International Series, Inc.(4)                        7/18/84          Corporation         MN       10/31
   AXP(R) European Equity Fund                                                                                           No
   AXP(R) International Fund                                                                                            Yes

AXP(R) Investment Series, Inc.                      1/18/40, 6/13/86(1)      Corporation      NV/MN        9/30
   AXP(R) Diversified Equity Income Fund                                                                                Yes
   AXP(R) Mid Cap Value Fund                                                                                            Yes
   AXP(R) Mutual                                                                                                        Yes

--------------------------------------------------------------------------------
33   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                           Date of             Form of       State of      Fiscal
Fund                                                    organization        organization   organization   year end   Diversified
AXP(R) Managed Series, Inc.                                 10/9/84          Corporation         MN        9/30
   AXP(R) Managed Allocation Fund                                                                                       Yes


AXP(R) Market Advantage Series, Inc.                        8/25/89          Corporation         MN        1/31
   AXP(R) Blue Chip Advantage Fund                                                                                      Yes
   AXP(R) Mid Cap Index Fund                                                                                             No
   AXP(R) Portfolio Builder Conservative Fund                                                                            No
   AXP(R) Portfolio Builder Moderate
    Conservative Fund                                                                                                    No
   AXP(R) Portfolio Builder Moderate Fund                                                                                No
   AXP(R) Portfolio Builder Moderate
    Aggressive Fund                                                                                                      No
   AXP(R) Portfolio Builder Aggressive Fund                                                                              No
   AXP(R) Portfolio Builder Total Equity Fund                                                                            No
   AXP(R) S&P 500 Index Fund                                                                                             No
   AXP(R) Small Company Index Fund                                                                                      Yes


AXP(R) Money Market Series, Inc.                    8/22/75, 6/13/86(1)      Corporation      NV/MN        7/31
   AXP(R) Cash Management Fund                                                                                          Yes


AXP(R) Partners Series, Inc.                                3/20/01          Corporation         MN        5/31
   AXP(R) Partners Aggressive Growth Fund                                                                               Yes
   AXP(R) Partners Fundamental Value Fund                                                                               Yes
   AXP(R) Partners Growth Fund                                                                                          Yes
   AXP(R) Partners Select Value Fund                                                                                    Yes
   AXP(R) Partners Small Cap Core Fund                                                                                  Yes
   AXP(R) Partners Small Cap Value Fund                                                                                  No
   AXP(R) Partners Value Fund                                                                                           Yes


AXP(R) Partners International Series, Inc.                   5/9/01          Corporation         MN       10/31
   AXP(R) Partners International Aggressive
    Growth Fund                                                                                                         Yes
   AXP(R) Partners International Core Fund                                                                              Yes
   AXP(R) Partners International Select
    Value Fund                                                                                                          Yes
   AXP(R) Partners International Small Cap Fund                                                                         Yes

AXP(R) Progressive Series, Inc.(4)                  4/23/68, 6/13/86(1)      Corporation      NV/MN        9/30
   AXP(R) Progressive Fund                                                                                              Yes


AXP(R) Sector Series, Inc.(3),(4)                           3/25/88          Corporation         MN        6/30
   AXP(R) Dividend Opportunity Fund(7)                                                                                  Yes
   AXP(R) Real Estate Fund                                                                                               No


AXP(R) Selected Series, Inc.(4)                             10/5/84          Corporation         MN        3/31
   AXP(R) Precious Metals Fund                                                                                           No

AXP(R) Special Tax-Exempt Series Trust                       4/7/86        Business Trust(2)     MA        6/30
   AXP(R) Insured Tax-Exempt Fund                                                                                       Yes
   AXP(R) Massachusetts Tax-Exempt Fund                                                                                  No
   AXP(R) Michigan Tax-Exempt Fund                                                                                       No
   AXP(R) Minnesota Tax-Exempt Fund                                                                                      No
   AXP(R) New York Tax-Exempt Fund                                                                                       No
   AXP(R) Ohio Tax-Exempt Fund                                                                                           No

--------------------------------------------------------------------------------
34   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                           Date of             Form of       State of      Fiscal
Fund                                                    organization        organization   organization   year end   Diversified
AXP(R) Stock Series, Inc.(4)                        2/10/45, 6/13/86(1)      Corporation      NV/MN        9/30
   AXP(R) Stock Fund                                                                                                    Yes

AXP(R) Strategy Series, Inc.                                1/24/84          Corporation         MN        3/31
   AXP(R) Equity Value Fund                                                                                             Yes
   AXP(R) Focused Growth Fund(3)                                                                                         No
   AXP(R) Partners Small Cap Growth Fund(3)                                                                             Yes
   AXP(R) Small Cap Advantage Fund                                                                                      Yes
   AXP(R) Strategy Aggressive Fund                                                                                      Yes


AXP(R) Tax-Exempt Series, Inc.                      9/30/76, 6/13/86(1)      Corporation      NV/MN       11/30
   AXP(R) Intermediate Tax-Exempt Fund                                                                                  Yes
   AXP(R) Tax-Exempt Bond Fund                                                                                          Yes


AXP(R) Tax-Free Money Series, Inc.(4)               2/29/80, 6/13/86(1)      Corporation      NV/MN       12/31
   AXP(R) Tax-Free Money Fund                                                                                           Yes


(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective Feb. 7, 2002, AXP(R) Focus 20 Fund changed its name to AXP(R) Focused Growth Fund, AXP(R) Innovations Fund changed its name to AXP(R) Global Technology Fund, AXP(R) Small Cap Growth Fund changed its name to AXP(R) Partners Small Cap Growth Fund and AXP(R) Utilities Income Fund, Inc. created a series, AXP(R) Utilities Fund.

(4) Effective Nov. 13, 2002, AXP(R) Bond Fund, Inc. changed its name to AXP(R) Fixed Income Series, Inc. and created a series, AXP(R) Bond Fund, AXP(R) Discovery Fund, Inc. changed its name to AXP(R) Discovery Series, Inc. and created a series, AXP(R) Discovery Fund, AXP(R) Equity Select Fund, Inc. changed its name to AXP(R) Equity Series, Inc. and created a series, AXP(R) Equity Select Fund, AXP(R) Extra Income Fund, Inc. changed its name to AXP(R) High Yield Income Series, Inc. and created a series, AXP(R) Extra Income Fund, AXP(R) Federal Income Fund, Inc. changed its name to AXP(R) Government Income Series, Inc., AXP(R) High Yield Tax-Exempt Fund, Inc. changed its name to AXP(R) High Yield Tax-Exempt Series, Inc. and created a series, AXP(R) High Yield Tax-Exempt Fund, AXP(R) International Fund, Inc. changed its name to AXP(R) International Series, Inc., AXP(R) New Dimensions Fund, Inc. changed its name to AXP(R) Dimensions Series, Inc., AXP(R) Precious Metals Fund, Inc. changed its name to AXP(R) Selected Series, Inc. and created a series, AXP(R) Precious Metals Fund, AXP(R) Progressive Fund, Inc. changed its name to AXP(R) Progressive Series, Inc. and created a series, AXP(R) Progressive Fund, AXP(R) Selective Fund, Inc. changed its name to AXP(R) Income Series, Inc. and created a series, AXP(R) Selective Fund, AXP(R) Stock Fund, Inc. changed its name to AXP(R) Stock Series, Inc. and created a series, AXP(R) Stock Fund, AXP(R) Tax-Free Money Fund, Inc. changed its name to AXP(R) Tax-Free Money Series, Inc. and created a series, AXP(R) Tax-Free Money Fund, and AXP(R) Utilities Income Fund, Inc. changed its name to AXP(R) Sector Series, Inc.


(5) Effective June 27, 2003, AXP(R) Bond Fund changed its name to AXP(R) Diversified Bond Fund, AXP(R) Federal Income Fund changed its name to AXP(R) Short Duration U.S. Government Fund and AXP(R) Extra Income Fund changed its name to AXP(R) High Yield Bond Fund.

(6) Effective Oct. 20, 2003 AXP(R) Global Growth Fund changed its name to AXP(R) Global Equity Fund.

(7) Effective Feb. 18, 2004, AXP(R) Utilities Fund changed its name to AXP(R) Dividend Opportunity Fund.


--------------------------------------------------------------------------------
35   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 94 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age                  Position held      Principal occupation during    Other directorships             Committee
                                    with Fund and      past five years                                                memberships
                                    length of service
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Arne H. Carlson                     Board member       Chair, Board Services                                          Joint Audit,
901 S. Marquette Ave.               since 1999         Corporation (provides                                          Contracts,
Minneapolis, MN 55402                                  administrative services to                                     Executive,
Age 69                                                 boards). Former Governor  of                                   Investment
                                                       Minnesota                                                      Review,  Board
                                                                                                                      Effectiveness
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Philip J. Carroll, Jr.              Board member       Retired Chairman and CEO,      Scottish Power PLC, Vulcan      Joint Audit,
901 S. Marquette Ave.               since 2002         Fluor Corporation              Materials Company, Inc.         Contracts
Minneapolis, MN 55402                                  (engineering and               (construction
Age 66                                                 construction) since 1998       materials/chemicals)
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Livio D. DeSimone                   Board member       Retired Chair of the Board     Cargill, Incorporated           Joint Audit,
30 Seventh Street East              since 2001         and Chief Executive Officer,   (commodity merchants and        Contracts,
Suite 3050                                             Minnesota Mining and           processors), General Mills,     Executive
St. Paul, MN 55101-4901                                Manufacturing (3M)             Inc. (consumer foods), Vulcan
Age 69                                                                                Materials Company
                                                                                      (construction
                                                                                      materials/chemicals),
                                                                                      Milliken & Company (textiles
                                                                                      and chemicals), and Nexia
                                                                                      Biotechnologies, Inc.
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Heinz F. Hutter*                    Board member       Retired President and Chief                                    Board
901 S. Marquette Ave.               since 1994         Operating Officer, Cargill,                                    Effectiveness,
Minneapolis, MN 55402                                  Incorporated (commodity                                        Executive,
Age 74                                                 merchants and processors)                                      Investment
                                                                                                                      Review
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Anne P. Jones                       Board member       Attorney and Consultant                                        Joint Audit,
901 S. Marquette Ave.               since 1985                                                                        Board
Minneapolis, MN 55402                                                                                                 Effectiveness,
Age 69                                                                                                                Executive
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Stephen R. Lewis, Jr.**             Board member       Retired President and          Valmont Industries, Inc.        Contracts,
901 S. Marquette Ave.               since 2002         Professor of Economics,        (manufactures irrigation        Investment
Minneapolis, MN 55402                                  Carleton College               systems)                        Review,
Age 65                                                                                                                Executive
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Alan G. Quasha                      Board member       President, Quadrant            Compagnie Financiere            Joint Audit,
901 S. Marquette Ave.               since 2002         Management, Inc. (management   Richemont AG (luxury goods),    Investment
Minneapolis, MN 55402                                  of private equities)           Harken Energy Corporation       Review
Age 54                                                                                (oil and gas exploration) and
                                                                                      SIRIT Inc. (radio frequency
                                                                                      identification technology)
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Alan K. Simpson                     Board member       Former three-term United       Biogen, Inc.                    Investment
1201 Sunshine Ave.                  since 1997         States Senator for Wyoming     (biopharmaceuticals)            Review,  Board
Cody, WY 82414                                                                                                        Effectiveness
Age 72
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Alison Taunton-Rigby                Board member       President, Forester Biotech                                    Investment
901 S. Marquette Ave.               since 2002         since 2000. Former President                                   Review,
Minneapolis, MN 55402                                  and CEO, Aquila                                                Contracts
Age 59                                                 Biopharmaceuticals, Inc.
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------

 * Interested person of AXP Partners International Aggressive Growth Fund, AXP Partners Aggressive Growth Fund, AXP Partners Small Cap Core Fund and AXP Discovery Fund by reason of being a security holder of J P Morgan Chase & Co., which has a 45% interest in American Century Companies, Inc., the parent company of the subadviser of four AXP Funds, American Century Investment Management, Inc.

** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Columbia Wanger Asset Management, L.P., one of the fund's subadvisers.


--------------------------------------------------------------------------------
36   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Board Members Affiliated with AEFC***


Name, address, age                  Position held      Principal occupation during    Other directorships             Committee
                                    with Fund and      past five years                                                memberships
                                    length of service
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Barbara H. Fraser                   Board member       Executive Vice President -
1546 AXP Financial Center           since 2002         Chief Marketing Officer,
Minneapolis, MN 55474                                  AEFC, since 2003. Executive
Age 54                                                 Vice President - AEFA
                                                       Products and Corporate
                                                       Marketing, AEFC,  2002-2003.
                                                       President - Travelers Check
                                                       Group, American Express
                                                       Company,  2001-2002.
                                                       Management Consultant,
                                                       Reuters, 2000-2001. Managing
                                                       Director - International
                                                       Investments, Citibank
                                                       Global,  1999-2000.
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Stephen W. Roszell                  Board member       Senior Vice President -
50238 AXP Financial Center          since 2002, Vice   Institutional Group of AEFC
Minneapolis, MN 55474               President  since
Age 55                              2002
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
William F. Truscott                 Board member       Senior Vice President -
53600 AXP Financial Center          since 2001,        Chief Investment Officer of
Minneapolis, MN 55474               Vice President     AEFC since 2001. Former
Age 43                              since 2002         Chief Investment Officer and
                                                       Managing Director, Zurich
                                                       Scudder Investments
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------


*** Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers


Name, address, age                  Position held      Principal occupation during    Other directorships             Committee
                                    with Fund and      past five years                                                memberships
                                    length of service
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Jeffrey P. Fox                      Treasurer since    Vice President - Investment
50005 AXP Financial Center          2002               Accounting, AEFC, since
Minneapolis, MN 55474                                  2002; Vice President -
Age 48                                                 Finance, American Express
                                                       Company, 2000-2002; Vice
                                                       President - Corporate
                                                       Controller, AEFC, 1996-2000
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Paula R. Meyer                      President since    Senior Vice President and
596 AXP Financial Center            2002               General Manager - Mutual
Minneapolis, MN 55474                                  Funds, AEFC, since 2002;
Age 50                                                 Vice President and Managing
                                                       Director - American Express
                                                       Funds, AEFC, 2000-2002; Vice
                                                       President, AEFC,  1998-2000
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------
Leslie L. Ogg                       Vice President,    President of Board Services
901 S. Marquette Ave.               General Counsel,   Corporation
Minneapolis, MN 55402               and Secretary
Age 65                              since 1978
----------------------------------- ------------------ ------------------------------ ------------------------------- --------------


--------------------------------------------------------------------------------
37   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held three meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held seven meetings during the last fiscal year.


--------------------------------------------------------------------------------
38   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.


Dollar range of equity securities beneficially owned on Dec. 31, 2003

Based on net asset values as of Dec. 31, 2003

                                                   Aggregate dollar range of
                             Dollar range of       equity securities of all
                            equity securities       American Express Funds
                               in the Fund         overseen by Board Member
                                  Range                      Range
Arne H. Carlson                   none                   over $100,000
Philip J. Carroll, Jr.*           none                       none
Livio D. DeSimone*                none                   over $100,000
Barbara H. Fraser                 none                   over $100,000
Heinz F. Hutter                   none                   over $100,000
Anne P. Jones                     none                   over $100,000
Stephen R. Lewis, Jr.*            none                    $1-$10,000
Alan G. Quasha                    none                       none
Stephen W. Roszell                none                   over $100,000
Alan K. Simpson                   none                 $50,001-$100,000
Alison Taunton-Rigby              none                       none
William F. Truscott               none                   over $100,000

* Three independent directors have deferred compensation and invested in share equivalents. As of Dec. 31, 2003, each owned:

  Phillip J. Carroll, Jr.   AXP(R) Global Technology Fund        $10,001-$50,000

  Livio D. DeSimone         AXP(R) High Yield Bond Fund             $1-$10,000
                            AXP(R) Partners Small Cap Value Fund    $1-$10,000
                            AXP(R) Small Cap Advantage Fund         $1-$10,000

  Stephen R. Lewis, Jr.     AXP(R) Equity Select Fund               $1-$10,000
                            AXP(R) Diversified Equity Income Fund   $1-$10,000


Compensation for Board Members


During the most recent fiscal year, the independent members of the Fund board, for attending up to 29 meetings, received the following compensation:


Compensation Table


                                                 Total cash compensation from
                                Aggregate           American Express Funds
                              compensation     and Preferred Master Trust Group
Board member*                 from the Fund          paid to Board member
Philip J. Carroll, Jr.          $  483**                  $ 13,267
Livio D. DeSimone                1,240***                   71,675
Heinz F. Hutter                  1,190                     138,767
Anne P. Jones                    1,240                     143,467
Stephen R. Lewis, Jr.            1,390****                 113,276
Alan G. Quasha                   1,183                     138,467
Alan K. Simpson                  1,083                     129,317
Alison Taunton-Rigby             1,333                     151,717

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $400 from the Fund.

 *** Includes the deferred compensation in the amount of $667 from the Fund.

**** Includes the deferred compensation in the amount of $413 from the Fund.


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

--------------------------------------------------------------------------------
39   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Principal Holders of Securities

As of 30 days prior to the date of this SAI, American Express Financial Corporation, Minneapolis, MN held 92.26% of Class D shares and 87.41% of Class E shares.


Independent Auditors

The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

--------------------------------------------------------------------------------
40   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Appendix A

DESCRIPTION OF RATINGS


Standard & Poor's Long-Term Debt Ratings


A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o    Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

--------------------------------------------------------------------------------
41   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


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42   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.


SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B    Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.


Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

--------------------------------------------------------------------------------
43   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.


Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics:
     (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.


Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.


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44   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.


--------------------------------------------------------------------------------
45   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Appendix B

ADDITIONAL INFORMATION ABOUT THE INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


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46   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

                                                              S-6434-20 H (3/04)

Investments in Securities

AXP Blue Chip Advantage Fund

Jan. 31, 2004

(Percentages represent value of investments compared to net assets)

Common stocks (99.3%)
Issuer                                        Shares              Value(a)

Aerospace & defense (2.6%)
Empresa Brasileira de
   Aeronautica ADR                           114,550(c)          $3,375,789
Lockheed Martin                              303,500             14,756,170
Northrop Grumman                              86,300              8,346,073
United Technologies                          156,500             14,952,010
Total                                                            41,430,042

Banks and savings & loans (3.5%)
Bank of America                              301,000             24,519,460
U.S. Bancorp                                 322,200              9,108,594
Washington Mutual                            125,500              5,559,650
Wells Fargo                                  295,500             16,964,655
Total                                                            56,152,359

Beverages & tobacco (5.3%)
Altria Group                                 473,100             26,299,629
Anheuser-Busch Companies                      73,400              3,722,848
Coca-Cola                                    163,550              8,053,202
PepsiCo                                      980,300             46,328,978
Total                                                            84,404,657

Broker dealers (1.8%)
Merrill Lynch & Co                           234,400             13,780,376
Morgan Stanley                               261,600             15,227,736
Total                                                            29,008,112

Building materials & construction (0.5%)
American Standard                             74,100(b)           7,869,420

Cable (0.7%)
EchoStar Communications Cl A                 134,500(b)           4,909,250
NTL                                           81,500(b)           5,406,710
Total                                                            10,315,960

Cellular telecommunications (0.5%)
Nextel Communications Cl A                   304,800(b)           8,043,672

Chemicals (1.5%)
Dow Chemical                                 289,800             12,157,110
Lyondell Chemical                            652,750             11,188,135
Total                                                            23,345,245

Computer hardware (4.8%)
Cisco Systems                              1,154,500(b)          29,601,380
Dell                                         604,000(b)          20,215,880
Hewlett-Packard                              952,300             22,655,217
NVIDIA                                       160,600(b)           3,573,350
Total                                                            76,045,827

Computer software & services (4.4%)
Affiliated Computer Services Cl A             64,500(b)           3,576,525
BMC Software                                 202,400(b)           4,027,760
Investors Financial Services                  64,600              2,677,024
Microsoft                                  1,674,500             46,299,925
Oracle                                       641,900(b)           8,864,639
VERITAS Software                             125,800(b)           4,133,788
Total                                                            69,579,661

Electronics (4.3%)
Analog Devices                               207,200              9,914,520
Applied Materials                            216,200(b)           4,704,512
Intel                                      1,004,200             30,728,520
Jabil Circuit                                 95,500(b)           2,826,800
KLA-Tencor                                   140,000(b)           7,989,800
STMicroelectronics                           281,900(c)           7,566,196
Taiwan Semiconductor Mfg ADR                 359,300(c)           4,016,974
Total                                                            67,747,322

Energy (5.3%)
ChevronTexaco                                260,700             22,511,445
ConocoPhillips                               222,500             14,658,300
Devon Energy                                 135,600              7,655,976
Exxon Mobil                                  843,400             34,402,286
Newfield Exploration                          89,100(b)           4,204,629
Total                                                            83,432,636

Energy equipment & services (1.3%)
Halliburton                                  287,800              8,677,170
Noble                                        215,200(b)           7,983,920
Weatherford Intl                             103,200(b)           4,161,024
Total                                                            20,822,114

Finance companies (5.1%)
Citigroup                                  1,646,900             81,488,612

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 ANNUAL REPORT

Issuer                                        Shares              Value(a)

Financial services (4.9%)
Capital One Financial                         98,200             $6,980,056
Countrywide Financial                        170,166             14,217,369
Fannie Mae                                   514,200             39,644,820
MBNA                                         620,600             16,731,376
Total                                                            77,573,621

Health care products (16.3%)
Amgen                                        344,700(b)          22,229,703
Baxter Intl                                  393,910             11,482,477
Boston Scientific                            223,600(b)           9,120,644
Forest Laboratories                          250,000(b)          18,622,500
Gilead Sciences                               64,400(b)           3,533,628
Johnson & Johnson                            675,750             36,098,564
Medtronic                                    216,400             10,651,208
Merck & Co                                   173,900              8,277,640
Novartis ADR                                 378,350(c)          17,082,503
Pfizer                                     2,932,800            107,428,463
Teva Pharmaceutical Inds ADR                  65,300(c)           4,087,127
Wyeth                                        182,100              7,456,995
Total                                                           256,071,452

Health care services (6.5%)
AmerisourceBergen                            423,100             23,291,655
Anthem                                       105,500(b)           8,627,790
Cardinal Health                              299,300             19,188,123
Caremark Rx                                  159,800(b)           4,274,650
HCA                                          196,500              8,822,850
McKesson                                   1,289,100             37,873,758
Tenet Healthcare                             128,900(b)           1,598,360
Total                                                           103,677,186

Household products (5.1%)
Colgate-Palmolive                            846,600             43,405,182
Procter & Gamble                             375,400             37,945,432
Total                                                            81,350,614

Insurance (5.1%)
ACE                                          186,100(c)           8,080,462
Allstate                                     397,400             18,065,804
American Intl Group                          289,300             20,091,885
Chubb                                        348,600             24,921,414
Hartford Financial
   Services Group                             97,400              6,266,716
MBIA                                          64,000              4,032,000
Total                                                            81,458,281

Leisure time & entertainment (4.3%)
Mattel                                       914,500             17,293,195
Viacom Cl B                                1,270,700             51,209,210
Total                                                            68,502,405

Machinery (0.8%)
Caterpillar                                  160,300             12,524,239

Media (6.9%)
Cendant                                    2,360,300(b)          53,460,795
Disney (Walt)                              1,318,900             31,653,600
InterActiveCorp                              255,300(b)           8,271,720
Liberty Media Cl A                           718,800(b)           8,366,832
Tribune                                      156,200              7,995,878
Total                                                           109,748,825

Multi-industry (3.9%)
Accenture Cl A                               172,800(b,c)         4,090,176
General Electric                             992,206             33,367,888
ITT Inds                                      52,300              3,898,442
Tyco Intl                                    759,900(c)          20,327,325
Total                                                            61,683,831

Paper & packaging (0.9%)
Avery Dennison                               162,550             10,104,108
Weyerhaeuser                                  60,800              3,736,768
Total                                                            13,840,876

Precious metals (0.7%)
Freeport McMoRan Cooper &
   Gold Cl B                                 289,500             10,670,970

Retail -- general (1.8%)
Best Buy                                     333,500             16,805,065
Wal-Mart Stores                              218,400             11,760,840
Total                                                            28,565,905

Utilities -- electric (0.5%)
Exelon                                        58,900              3,945,122
FirstEnergy                                  108,700              4,078,424
Total                                                             8,023,546

Total common stocks
(Cost: $1,528,896,966)                                       $1,573,377,390

See accompanying notes to investments in securities.

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10   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 ANNUAL REPORT

Short-term securities (0.8%)

Issuer              Annualized                Amount              Value(a)
                   yield on date            payable at
                    of purchase              maturity

U.S. government agency (0.2%)
Federal Natl Mtge Assn Disc Nt
   04-28-04            1.01%               $3,200,000            $3,192,278
Commercial paper (0.6%)
Fleet Funding
   02-06-04            1.09                 2,500,000(d)          2,499,461
Household Finance
   02-02-04            1.02                 7,200,000             7,199,389
Total                                                             9,698,850

Total short-term securities
(Cost: $12,891,236)                                             $12,891,128

Total investments in securities
(Cost: $1,541,788,202)(e)                                    $1,586,268,518

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2004, the value of foreign securities represented 4.3% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Jan. 31, 2004, the value of these securities amounted to $2,499,461 or 0.2% of net assets.

(e) At Jan. 31, 2004, the cost of securities for federal income tax purposes was $1,575,444,685 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                   $ 44,948,835
     Unrealized depreciation                                    (34,125,002)
                                                                -----------
     Net unrealized appreciation                               $ 10,823,833
                                                               ------------

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11   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Blue Chip Advantage Fund

Jan. 31, 2004
Assets
Investments in securities, at value (Note 1)
   (identified cost $1,541,788,202)                                                                 $ 1,586,268,518
Capital shares receivable                                                                                    77,213
Dividends and accrued interest receivable                                                                 1,766,504
Receivable for investment securities sold                                                                35,588,103
                                                                                                         ----------
Total assets                                                                                          1,623,700,338
                                                                                                      -------------
Liabilities
Disbursements in excess of cash on demand deposit                                                           129,906
Capital shares payable                                                                                       85,841
Payable for investment securities purchased                                                              38,621,681
Accrued investment management services fee                                                                   20,810
Accrued distribution fee                                                                                     21,941
Accrued service fee                                                                                             271
Accrued transfer agency fee                                                                                   8,514
Accrued administrative services fee                                                                           1,210
Other accrued expenses                                                                                      204,891
                                                                                                            -------
Total liabilities                                                                                        39,095,065
                                                                                                         ----------
Net assets applicable to outstanding capital stock                                                  $ 1,584,605,273
                                                                                                    ===============
Represented by
Capital stock -- $.01 par value (Note 1)                                                            $     2,035,639
Additional paid-in capital                                                                            2,545,457,350
Undistributed net investment income                                                                         566,599
Accumulated net realized gain (loss) (Note 7)                                                        (1,007,934,631)
Unrealized appreciation (depreciation) on investments                                                    44,480,316
                                                                                                         ----------
Total -- representing net assets applicable to outstanding capital stock                            $ 1,584,605,273
                                                                                                    ===============
Net assets applicable to outstanding shares:                Class A                                 $   913,221,327
                                                            Class B                                 $   567,680,792
                                                            Class C                                 $     4,677,635
                                                            Class Y                                 $    99,025,519
Net asset value per share of outstanding capital stock:     Class A shares         116,142,338      $          7.86
                                                            Class B shares          74,241,206      $          7.65
                                                            Class C shares             613,490      $          7.62
                                                            Class Y shares          12,566,854      $          7.88
                                                                                    ----------      ---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 ANNUAL REPORT

Statement of operations
AXP Blue Chip Advantage Fund

Year ended Jan. 31, 2004
Investment income
Income:
Dividends                                                                                              $ 26,678,335
Interest                                                                                                    434,830
Fee income from securities lending (Note 3)                                                                  13,004
                                                                                                             ------
Total income                                                                                             27,126,169
                                                                                                         ----------
Expenses (Note 2):
Investment management services fee                                                                        7,547,131
Distribution fee
   Class A                                                                                                2,192,461
   Class B                                                                                                5,564,674
   Class C                                                                                                   42,586
Transfer agency fee                                                                                       3,558,268
Incremental transfer agency fee
   Class A                                                                                                  214,365
   Class B                                                                                                  229,836
   Class C                                                                                                    2,053
Service fee -- Class Y                                                                                      122,921
Administrative services fees and expenses                                                                   465,352
Compensation of board members                                                                                15,067
Custodian fees                                                                                              105,813
Printing and postage                                                                                        492,299
Registration fees                                                                                            75,509
Audit fees                                                                                                   26,500
Other                                                                                                        34,343
                                                                                                             ------
Total expenses                                                                                           20,689,178
   Earnings credits on cash balances (Note 2)                                                               (19,728)
                                                                                                            -------
Total net expenses                                                                                       20,669,450
                                                                                                         ----------
Investment income (loss) -- net                                                                           6,456,719
                                                                                                          ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                        41,752,414
   Futures contracts                                                                                      7,243,735
   Options contracts written (Note 5)                                                                       616,032
                                                                                                            -------
Net realized gain (loss) on investments                                                                  49,612,181
Net change in unrealized appreciation (depreciation) on investments                                     363,514,410
                                                                                                        -----------
Net gain (loss) on investments                                                                          413,126,591
                                                                                                        -----------
Net increase (decrease) in net assets resulting from operations                                        $419,583,310
                                                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 ANNUAL REPORT

Statements of changes in net assets
AXP Blue Chip Advantage Fund

Year ended Jan. 31,                                                              2004                       2003
Operations and distributions
Investment income (loss) -- net                                           $    6,456,719            $     7,276,521
Net realized gain (loss) on investments                                       49,612,181               (324,321,708)
Net change in unrealized appreciation (depreciation) on investments          363,514,410               (288,292,776)
                                                                             -----------               ------------
Net increase (decrease) in net assets resulting from operations              419,583,310               (605,337,963)
                                                                             -----------               ------------
Distributions to shareholders from:
   Net investment income
     Class A                                                                  (5,779,812)                (5,062,662)
     Class B                                                                    (171,405)                        --
     Class C                                                                      (1,158)                        --
     Class Y                                                                  (1,044,739)                (1,215,387)
                                                                              ----------                 ----------
Total distributions                                                           (6,997,114)                (6,278,049)
                                                                              ----------                 ----------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                    76,906,611                182,752,085
   Class B shares                                                             28,269,314                 47,803,193
   Class C shares                                                                809,934                  1,661,370
   Class Y shares                                                             35,629,604                 58,125,349
Reinvestment of distributions at net asset value
   Class A shares                                                              5,636,195                  4,932,119
   Class B shares                                                                168,919                         --
   Class C shares                                                                  1,121                         --
   Class Y shares                                                              1,044,739                  1,215,387
Payments for redemptions
   Class A shares                                                           (252,077,109)              (541,090,333)
   Class B shares (Note 2)                                                  (175,937,521)              (301,061,281)
   Class C shares (Note 2)                                                    (1,298,049)                (1,655,252)
   Class Y shares                                                            (94,981,459)              (169,455,492)
                                                                             -----------               ------------
Increase (decrease) in net assets from capital share transactions           (375,827,701)              (716,772,855)
                                                                            ------------               ------------
Total increase (decrease) in net assets                                       36,758,495             (1,328,388,867)
Net assets at beginning of year                                            1,547,846,778              2,876,235,645
                                                                           -------------              -------------
Net assets at end of year                                                 $1,584,605,273            $ 1,547,846,778
                                                                          ==============            ===============
Undistributed net investment income                                       $      566,599            $     1,222,525
                                                                          --------------            ---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 ANNUAL REPORT

Notes to Financial Statements

AXP Blue Chip Advantage Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. Under normal market conditions, at least 80% of the Fund's net assets are invested in blue chip stocks. Blue chip stocks are issued by companies with a market capitalization of at least $1 billion, an established management, a history of consistent earnings and a leading position within their respective industries.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. American Express Financial Corporation (AEFC) may use fair value if a security's value has been materially affected by events after the close of the primary exchanges or markets on which the security is traded and before the NAV is calculated. The fair value of a security may be different from the quoted or published price. AEFC will price a security at fair value in accordance with procedures adopted by the Fund and board if a reliable market quotation is not readily available. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
15   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 ANNUAL REPORT

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write call options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option and the cost of a security for a purchased call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy financial futures contracts and also may buy call options on these futures contracts. Risks of entering into futures contracts include the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $115,531 and accumulated net realized loss has been decreased by $115,531.

--------------------------------------------------------------------------------
16   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:

Year ended Jan. 31,                              2004                2003

Class A
Distributions paid from:
   Ordinary income                            $5,779,812          $5,062,662
   Long-term capital gain                             --                  --

Class B
Distributions paid from:
   Ordinary income                               171,405                  --
   Long-term capital gain                             --                  --

Class C
Distributions paid from:
   Ordinary income                                 1,158                  --
   Long-term capital gain                             --                  --

Class Y
Distributions paid from:
   Ordinary income                             1,044,739           1,215,387
   Long-term capital gain                             --                  --

As of Jan. 31, 2004, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                                  $     566,599
Accumulated long-term gain (loss)                              $(974,278,148)
Unrealized appreciation (depreciation)                         $  10,823,833

Dividends to shareholders

Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.54% to 0.35% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Large-Cap Core Funds Index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $57,205 for the year ended Jan. 31, 2004.

--------------------------------------------------------------------------------
17   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 ANNUAL REPORT

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Funds liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.50

o   Class B $20.50

o   Class C $20.00

o   Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

In addition, AECSC is entitled to charge an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

Under terms of a prior agreement that ended April 30, 2003, the Fund paid a transfer agency fee at an annual rate per shareholder account of $19 for Class A, $20 for Class B, $19.50 for Class C and $17 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,030,050 for Class A, $486,073 for Class B and $1,290 for Class C for the year ended Jan. 31, 2004.

During the year ended Jan. 31, 2004, the Fund's custodian and transfer agency fees were reduced by $19,728 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

--------------------------------------------------------------------------------
18   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 ANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,269,009,166 and $2,626,331,581, respectively, for the year ended Jan. 31, 2004. Realized gains and losses are determined on an identified cost basis.

Brokerage clearing fees paid to brokers affiliated with AEFC were $36,538 for the year ended Jan. 31, 2004.

Income from securities lending amounted to $13,004 for the year ended Jan. 31, 2004. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                               Year ended Jan. 31, 2004
                                              Class A           Class B          Class C           Class Y
Sold                                       11,178,891         4,261,937          120,573         5,222,827
Issued for reinvested distributions           813,906            26,946              178           150,891
Redeemed                                  (37,065,033)      (26,677,573)        (197,922)      (13,406,511)
                                          -----------       -----------         --------       -----------
Net increase (decrease)                   (25,072,236)      (22,388,690)         (77,171)       (8,032,793)
                                          -----------       -----------          -------        ----------

                                                                Year ended Jan. 31, 2003
                                              Class A           Class B          Class C           Class Y
Sold                                       24,860,224         7,033,264          245,508         8,374,682
Issued for reinvested distributions           732,455                --               --           178,866
Redeemed                                  (77,333,074)      (45,318,877)        (249,971)      (24,560,966)
                                          -----------       -----------         --------       -----------
Net increase (decrease)                   (51,740,395)      (38,285,613)          (4,463)      (16,007,418)
                                          -----------       -----------           ------       -----------

5. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written are as follows:

                                              Year ended Jan. 31, 2004
                                                        Calls
                                            Contracts          Premiums
Balance Jan. 31, 2003                              --       $        --
Opened                                         22,743         1,389,325
Closed                                        (22,743)       (1,389,325)
                                              -------        ----------
Balance Jan. 31, 2004                              --       $        --
                                              -------       -----------

See "Summary of significant accounting policies."

--------------------------------------------------------------------------------
19   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 ANNUAL REPORT

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the year ended Jan. 31, 2004.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $974,278,148 as of Jan. 31, 2004, that will expire in 2010 through 2012 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. SUBSEQUENT EVENT

Shareholders will be asked to approve a merger of the Fund into AXP Large Cap Equity Fund at a shareholder meeting on June 9, 2004. This approval is not guaranteed. If shareholder approval is obtained, no new purchases or exchanges into the Fund will be allowed, although existing shareholders may redeem or exchange out of the Fund.

--------------------------------------------------------------------------------
20   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 ANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                               2004      2003       2002       2001       2000
Net asset value, beginning of period                                       $6.03    $ 7.94     $ 9.92     $11.80     $11.88
Income from investment operations:
Net investment income (loss)                                                 .04       .04        .03        .05        .03
Net gains (losses) (both realized and unrealized)                           1.84     (1.92)     (1.95)      (.76)      1.11
Total from investment operations                                            1.88     (1.88)     (1.92)      (.71)      1.14
Less distributions:
Dividends from net investment income                                        (.05)     (.03)      (.04)      (.04)      (.03)
Distributions from realized gains                                             --        --       (.02)     (1.13)     (1.19)
Total distributions                                                         (.05)     (.03)      (.06)     (1.17)     (1.22)
Net asset value, end of period                                             $7.86    $ 6.03     $ 7.94     $ 9.92     $11.80

Ratios/supplemental data
Net assets, end of period (in millions)                                     $913      $852     $1,533     $2,247     $2,455
Ratio of expenses to average daily net assets(c)                           1.06%     1.00%       .89%       .85%       .83%
Ratio of net investment income (loss) to average daily net assets           .67%      .61%       .54%       .50%       .40%
Portfolio turnover rate (excluding short-term securities)                   149%      104%       135%       140%        81%
Total return(e)                                                           31.20%   (23.70%)   (19.38%)    (5.34%)     9.30%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
21   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                2004      2003       2002       2001       2000
Net asset value, beginning of period                                       $5.87    $ 7.76     $ 9.72     $11.63     $11.79
Income from investment operations:
Net gains (losses) (both realized and unrealized)                           1.78     (1.89)     (1.94)      (.78)      1.03
Less distributions:
Distributions from realized gains                                             --        --       (.02)     (1.13)     (1.19)
Net asset value, end of period                                             $7.65    $ 5.87     $ 7.76     $ 9.72     $11.63

Ratios/supplemental data
Net assets, end of period (in millions)                                     $568      $568     $1,047     $1,530     $1,588
Ratio of expenses to average daily net assets(c)                           1.83%     1.77%      1.65%      1.60%      1.59%
Ratio of net investment income (loss) to average daily net assets          (.09%)    (.16%)     (.22%)     (.25%)     (.36%)
Portfolio turnover rate (excluding short-term securities)                   149%      104%       135%       140%        81%
Total return(e)                                                           30.36%   (24.36%)   (19.98%)    (6.01%)     8.45%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
22   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                2004      2003       2002      2001(b)
Net asset value, beginning of period                                       $5.86    $ 7.74     $ 9.70     $11.99
Income from investment operations:
Net investment income (loss)                                                  --        --         --        .03
Net gains (losses) (both realized and unrealized)                           1.76     (1.88)     (1.94)     (1.16)
Total from investment operations                                            1.76     (1.88)     (1.94)     (1.13)
Less distributions:
Dividends from net investment income                                          --        --         --       (.03)
Distributions from realized gains                                             --        --       (.02)     (1.13)
Total distributions                                                           --        --       (.02)     (1.16)
Net asset value, end of period                                             $7.62    $ 5.86     $ 7.74     $ 9.70

Ratios/supplemental data
Net assets, end of period (in millions)                                       $5        $4         $5         $4
Ratio of expenses to average daily net assets(c)                           1.84%     1.79%      1.67%      1.60%(d)
Ratio of net investment income (loss) to average daily net assets          (.10%)    (.16%)     (.26%)      .04%(d)
Portfolio turnover rate (excluding short-term securities)                   149%      104%       135%       140%
Total return(e)                                                           30.07%   (24.29%)   (19.98%)    (8.79%)(f)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
23   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                2004      2003       2002       2001       2000
Net asset value, beginning of period                                       $6.04    $ 7.96     $ 9.94     $11.81     $11.89
Income from investment operations:
Net investment income (loss)                                                 .05       .05        .04        .06        .04
Net gains (losses) (both realized and unrealized)                           1.85     (1.93)     (1.95)      (.75)      1.11
Total from investment operations                                            1.90     (1.88)     (1.91)      (.69)      1.15
Less distributions:
Dividends from net investment income                                        (.06)     (.04)      (.05)      (.05)      (.04)
Distributions from realized gains                                             --        --       (.02)     (1.13)     (1.19)
Total distributions                                                         (.06)     (.04)      (.07)     (1.18)     (1.23)
Net asset value, end of period                                             $7.88    $ 6.04     $ 7.96     $ 9.94     $11.81

Ratios/supplemental data
Net assets, end of period (in millions)                                      $99      $124       $291       $362       $369
Ratio of expenses to average daily net assets(c)                            .89%      .82%       .72%       .68%       .69%
Ratio of net investment income (loss) to average daily net assets           .86%      .76%       .70%       .67%       .54%
Portfolio turnover rate (excluding short-term securities)                   149%      104%       135%       140%        81%
Total return(e)                                                           31.53%   (23.63%)   (19.23%)    (5.16%)     9.44%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

--------------------------------------------------------------------------------
24   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP MARKET ADVANTAGE SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Blue Chip Advantage Fund (a series of AXP Market Advantage Series, Inc.) as of January 31, 2004, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended January 31, 2004, and the financial highlights for each of the years in the five-year period ended January 31, 2004. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Blue Chip Advantage Fund as of January 31, 2004, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

March 22, 2004

--------------------------------------------------------------------------------
25   --   AXP BLUE CHIP ADVANTAGE FUND   --   2004 ANNUAL REPORT

Investments in Securities

AXP Small Company Index Fund

Jan. 31, 2004

(Percentages represent value of investments compared to net assets)

Common stocks (99.3%)
Issuer                                         Shares                Value(a)

Aerospace & defense (1.5%)
AAR                                            89,615(b)           $1,196,360
Alliant Techsystems                           108,668(b)            6,085,407
Armor Holdings                                 79,280(b)            2,165,930
Curtiss-Wright                                 58,270               2,660,026
DRS Technologies                               75,415(b)            2,165,165
EDO                                            55,545               1,327,526
Esterline Technologies                         59,175(b)            1,642,106
Kaman Cl A                                     63,624                 839,837
Teledyne Technologies                          90,684(b)            1,745,667
Total                                                              19,828,024

Airlines (0.5%)
Atlantic Coast Airlines Holdings              127,558(b)            1,085,519
Frontier Airlines                              99,023(b)              976,367
Mesa Air Group                                 88,618(b)              966,822
SkyWest                                       162,768               3,144,678
Total                                                               6,173,386

Automotive & related (1.3%)
Barnes Group                                   64,037               2,000,516
Central Parking                               101,567               2,031,340
GenCorp                                       123,778               1,312,047
Intermet                                       72,043                 389,032
Midas                                          42,821(b)              678,713
Myers Inds                                     84,835               1,060,438
Smith (AO)                                     82,159               2,564,182
Standard Motor Products                        55,505                 772,630
TBC                                            61,353(b)            1,656,531
Tower Automotive                              158,428(b)              960,074
Winnebago Inds                                 47,618               3,321,831
Total                                                              16,747,334

Banks and savings & loans (8.2%)
Anchor BanCorp Wisconsin                       65,104               1,718,746
BankUnited Financial Cl A                      83,290(b)            2,299,637
Boston Private Financial Holdings              68,564               1,767,580
Brookline Bancorp                             165,505               2,628,219
Chittenden                                    102,819               3,357,040
Commercial Federal                            118,633               3,290,879
Community First Bankshares                    105,593               2,931,262
Dime Community Bancshares                      72,035               2,193,466
Downey Financial                               78,590               4,041,884
East West Bancorp                              68,338               3,574,077
First BanCorp                                 112,568               4,554,501
First Midwest Bancorp                         131,042               4,330,938
First Republic Bank                            40,907               1,566,738
FirstFed Financial                             47,864(b)            2,046,665
Flagstar Bancorp                              170,090               3,942,686
Gold Bancorp                                  110,995               1,529,511
Hudson United Bancorp                         126,063               4,782,830
MAF Bancorp                                    92,819               3,995,858
New Century Financial                          99,100               4,559,591
Provident Bankshares                           69,002               2,121,121
Republic Bancorp                              178,733               2,418,257
Riggs Natl                                     80,540               1,236,289
Seacoast Financial Services                    72,415               2,502,662
South Financial Group                         166,009               4,928,808
Southwest Bancorp of Texas                     96,220               3,614,985
Staten Island Bancorp                         165,337               3,888,726
Sterling Bancshares                           124,925               1,559,064
Susquehanna Bancshares                        112,055               2,833,871
TrustCo Bank NY                               209,482               2,825,912
UCBH Holdings                                 126,694               5,050,024
Umpqua Holdings                                79,875               1,621,463
United Bankshares                             123,732               3,726,808
Waypoint Financial                             94,716               2,195,517
Whitney Holding                               113,646               4,581,070
Wintrust Financial                             55,450               2,596,169
Total                                                             106,812,854

Beverages & tobacco (0.2%)
DIMON                                         126,765                 903,834
Schweitzer-Mauduit Intl                        41,566               1,325,956
Total                                                               2,229,790

Broker dealers (0.2%)
Piper Jaffray                                  54,265(b)            2,547,742

See accompanying notes to investments in securities.

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9   --   AXP SMALL COMPANY INDEX FUND   --   2004 ANNUAL REPORT

Issuer                                         Shares                Value(a)

Building materials & construction (3.3%)
Apogee Enterprises                             77,424                $908,184
Building Materials Holding                     37,491                 575,112
Butler Mfg                                     17,813                 404,889
ElkCorp                                        55,198               1,584,183
Florida Rock Inds                             121,050               5,005,418
Griffon                                        83,153(b)            1,812,735
Hughes Supply                                  83,226               4,115,526
Insituform Technologies Cl A                   74,445(b)            1,197,820
Interface                                     144,480(b)            1,116,830
M.D.C. Holdings                                82,768               5,185,415
Ryland Group                                   69,560               5,303,949
Simpson Mfg                                    69,498(b)            3,437,371
Standard Pacific                               92,357               4,313,072
Texas Inds                                     59,327               2,071,106
Tredegar                                      107,314               1,680,537
Universal Forest Products                      50,054               1,526,647
Watts Water Technologies Cl A                  88,888               1,973,314
Total                                                              42,212,108

Chemicals (1.9%)
Arch Chemicals                                 63,257               1,568,774
Cambrex                                        72,565               2,012,227
Fuller (HB)                                    79,970               2,239,160
Georgia Gulf                                   91,458               2,367,847
MacDermid                                      85,202               2,921,576
OM Group                                       79,790(b)            2,565,248
Omnova Solutions                              112,484(b)              611,913
Penford                                        24,303                 334,166
PolyOne                                       258,142(b)            1,732,133
Quaker Chemical                                26,953                 701,317
Roto-Rooter                                    27,795               1,753,309
Schulman (A)                                   84,445               1,469,343
TETRA Technologies                             61,638(b)            1,480,545
WD-40                                          47,353               1,444,267
Wellman                                        89,733                 711,583
Total                                                              23,913,408

Computer hardware (2.1%)
Adaptec                                       306,162(b)            2,868,738
Agilysys                                       90,372               1,195,622
Artesyn Technologies                          108,984(b)            1,157,410
Black Box                                      50,503               2,627,671
Engineered Support Systems                     69,037               3,444,255
Hutchinson Technology                          73,007(b)            2,155,897
Insight Enterprises                           131,028(b)            2,602,216
Intermagnetics General                         47,030(b)            1,181,394
Kronos                                         85,156(b)            3,309,162
Mercury Computer Systems                       59,189(b)            1,747,851
Phoenix Technologies                           68,315(b)              461,126
RadiSys                                        50,981(b)            1,179,191
Rainbow Technologies                           75,452(b)            1,101,599
Standard Register                              80,079               1,473,454
Total                                                              26,505,586

Computer software & services (6.9%)
American Management Systems                   119,290(b)            1,976,635
ANSYS                                          42,830(b)            1,625,399
Avid Technology                                86,455(b)            4,093,644
BARRA                                          54,698               1,746,507
Brooktrout                                     35,033(b)              575,242
CACI Intl Cl A                                 81,386(b)            3,599,703
Carreker                                       64,348(b)              962,646
Ciber                                         179,544(b)            1,662,577
Concord Communications                         50,580(b)              891,220
Dendrite Intl                                 114,325(b)            1,942,382
eFunds                                        132,500(b)            2,301,525
EPIQ Systems                                   50,025(b)              984,492
FactSet Research Systems                       95,142               3,620,153
FileNET                                       105,684(b)            3,096,541
Global Payments                               105,092               4,886,779
Hyperion Solutions                            112,831(b)            3,878,001
Inter-Tel                                      70,882               2,002,417
j2 Global Communications                       64,900(b)            1,493,998
JDA Software Group                             81,580(b)            1,267,753
Manhattan Associates                           84,262(b)            2,367,762
ManTech Intl Cl A                              90,195(b)            1,930,173
MapInfo                                        43,286(b)              519,432
MAXIMUS                                        58,782(b)            2,263,107
MemberWorks                                    30,553(b)            1,123,434
MICROS Systems                                 51,061(b)            2,288,043
Midway Games                                  157,325(b)              671,778
MRO Software                                   69,050(b)            1,146,230
NDCHealth                                      99,043               2,794,993
Netegrity                                      97,726(b)              972,374
NYFIX                                          89,434(b)              626,038
PC-Tel                                         57,795(b)              673,312
Pegasus Solutions                              70,392(b)              770,792
Pinnacle Systems                              186,720(b)            1,491,893
Planar Systems                                 40,235(b)              677,960
PRG-Schultz Intl                              173,281(b)              771,100
Progress Software                              98,140(b)            2,189,503
QRS                                            44,775(b)              423,572
Radiant Systems                                78,055(b)              636,148
Roxio                                          92,273(b)              416,151

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   --   AXP SMALL COMPANY INDEX FUND   --   2004 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Computer software & services (cont.)
SCM Microsystems                               42,985(b)             $379,558
SERENA Software                               110,450(b)            2,555,813
SPSS                                           48,928(b)            1,032,381
Systems & Computer Technology                  95,143(b)            1,565,102
Take-Two Interactive Software                 123,879(b)            3,592,491
TALX                                           38,170                 866,459
THQ                                           107,489(b)            1,795,066
Verity                                        105,666(b)            1,689,599
Watson Wyatt & Co Holdings                     93,560(b)            2,137,846
WebEx Communications                          120,245(b)            2,350,790
Websense                                       62,960(b)            2,071,384
Zix                                            78,627(b)            1,187,268
Total                                                              88,585,166

Electronics (8.5%)
Actel                                          71,347(b)            1,827,197
Advanced Energy Inds                           90,988(b)            2,039,041
Aeroflex                                      187,054(b)            2,753,435
Alliance Semiconductor                         98,894(b)              802,030
Analogic                                       37,979               1,621,703
ATMI                                           87,117(b)            2,310,343
Audiovox Cl A                                  64,707(b)              919,486
Axcelis Technologies                          278,398(b)            3,532,871
BEI Technologies                               41,502                 873,617
Bel Fuse Cl B                                  31,350               1,132,362
Belden                                         71,598               1,439,120
Bell Microproducts                             74,739(b)              710,021
Benchmark Electronics                         114,419(b)            4,022,972
Brooks Automation                             121,848(b)            3,046,200
Brush Engineered Materials                     46,610(b)              789,107
C&D Technologies                               71,768               1,459,043
Cable Design Technologies                     117,390(b)            1,175,074
Cognex                                        123,217               3,949,105
Cohu                                           59,891               1,216,386
CTS                                           100,836               1,394,562
Cubic                                          75,190               1,644,405
Cymer                                         101,488(b)            4,466,487
Dionex                                         59,420(b)            3,181,941
DSP Group                                      80,665(b)            2,134,396
DuPont Photomasks                              51,018(b)            1,195,352
Electro Scientific Inds                        78,579(b)            2,019,480
ESS Technology                                109,346(b)            1,809,676
Exar                                          114,377(b)            2,312,703
Gerber Scientific                              62,480(b)              494,217
Helix Technology                               73,438               1,763,246
InVision Technologies                          47,600(b)            1,758,820
Itron                                          57,835(b)            1,194,871
Kopin                                         196,130(b)            1,412,136
Kulicke & Soffa Inds                          140,729(b)            2,057,458
MagneTek                                       80,046(b)              524,301
Methode Electronics Cl A                      100,461               1,263,799
Microsemi                                      81,539(b)            2,482,863
Moog Cl A                                      48,480(b)            2,544,230
Park Electrochemical                           55,610               1,495,909
Paxar                                         110,077(b)            1,544,380
Pericom Semiconductor                          72,899(b)              893,013
Photon Dynamics                                45,479(b)            1,741,391
Photronics                                     90,960(b)            1,768,262
Power Integrations                             84,803(b)            2,509,321
Rogers                                         45,522(b)            2,119,049
Rudolph Technologies                           46,278(b)            1,209,707
SBS Technologies                               42,393(b)              674,049
Skyworks Solutions                            418,088(b)            4,469,361
Standard Microsystems                          50,797(b)            1,649,887
Supertex                                       35,975(b)              711,586
Technitrol                                    113,156(b)            2,127,333
Three-Five Systems                             59,991(b)              300,555
Trimble Navigation                             93,002(b)            3,455,024
Triumph Group                                  44,591(b)            1,580,751
Ultratech                                      65,978(b)            1,917,321
Varian Semiconductor
   Equipment Associates                       100,672(b)            4,906,752
Veeco Instruments                              82,406(b)            2,480,421
Vicor                                         117,798(b)            1,413,576
X-Rite                                         57,817                 784,577
Total                                                             111,026,281

Energy (2.9%)
Brown (Tom)                                   128,282(b)            3,989,570
Cabot Oil & Gas Cl A                           91,417               2,788,219
Frontier Oil                                   73,605               1,309,433
Massey Energy                                 211,990               4,239,799
Newfield Exploration                          157,611(b)            7,437,662
Nuevo Energy                                   54,918(b)            1,452,581
NUI                                            45,081                 779,000
Patina Oil & Gas                               96,001               4,209,644
Plains Resources                               66,410(b)            1,079,163
Remington Oil & Gas                            75,648(b)            1,426,721
St. Mary Land & Exploration                    79,205               2,273,184
Stone Energy                                   74,248(b)            3,127,326
Swift Energy                                   77,225(b)            1,288,113
Vintage Petroleum                             180,821               2,263,879
Total                                                              37,664,294

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11   --   AXP SMALL COMPANY INDEX FUND   --   2004 ANNUAL REPORT

Issuer                                         Shares                  Value(a)

Energy equipment & services (2.6%)
Atwood Oceanics                                38,952(b)           $1,288,922
Cal Dive Intl                                 106,161(b)            2,439,580
CARBO Ceramics                                 43,882               2,367,434
Cimarex Energy                                117,162(b)            3,090,734
Dril-Quip                                      48,657(b)              919,617
Evergreen Resources                           120,109(b)            3,884,324
Hydril                                         64,165(b)            1,600,275
Input/Output                                  144,191(b)              793,051
Lone Star Technologies                         80,569(b)            1,324,554
Oceaneering Intl                               68,384(b)            2,130,162
Offshore Logistics                             63,359(b)            1,352,715
Prima Energy                                   36,332(b)            1,235,288
SEACOR SMIT                                    52,583(b)            2,173,781
Spinnaker Exploration                          93,615(b)            3,184,782
Unit Corp                                     122,596(b)            3,044,059
Veritas DGC                                    94,688(b)            1,202,538
W-H Energy Services                            76,780(b)            1,215,427
Total                                                              33,247,243

Engineering & construction (0.5%)
EMCOR Group                                    42,234(b)            1,723,570
Lennox Intl                                   165,492               2,730,618
URS                                            93,073(b)            2,573,468
Total                                                               7,027,656

Environmental services (0.6%)
Ionics                                         49,991(b)            1,369,253
Tetra Tech                                    152,973(b)            3,350,109
Waste Connections                              80,138(b)            2,981,134
Total                                                               7,700,496

Finance companies (0.1%)
Financial Federal                              52,464(b)            1,782,202

Financial services (1.2%)
Bowne & Co                                     95,405               1,448,248
Delphi Financial Group Cl A                    87,076               3,294,956
Heidrick & Struggles Intl                      51,501(b)            1,104,696
Irwin Financial                                78,925               2,624,256
Jefferies Group                               153,386               5,819,465
Rewards Network                                68,000(b)              665,720
SWS Group                                      48,156                 831,173
Total                                                              15,788,514

Food (2.1%)
American Italian Pasta Cl A                    50,366(b)            1,954,201
Corn Products Intl                            101,568               3,572,147
Delta & Pine Land                             107,153               2,782,763
Flowers Foods                                 126,407               3,052,729
Hain Celestial Group                           96,322(b)            2,177,840
Intl Multifoods                                54,333(b)            1,018,744
J & J Snack Foods                              24,461(b)            1,033,966
Lance                                          81,983               1,290,412
Nash Finch                                     34,050                 681,681
Performance Food Group                        128,928(b)            4,040,605
Ralcorp Holdings                               81,366(b)            2,694,842
United Natural Foods                           54,986(b)            2,190,092
Total                                                              26,490,022

Furniture & appliances (1.4%)
Aaron Rents                                    92,151               2,158,176
Bassett Furniture Inds                         32,619                 704,570
Briggs & Stratton                              62,344               4,117,198
Ethan Allen Interiors                         104,807               4,580,066
Fedders                                        85,555                 653,640
La-Z-Boy                                      150,265               3,340,391
Natl Presto Inds                               19,189                 713,831
Salton                                         31,482(b)              432,878
Thomas Inds                                    48,560               1,650,554
Total                                                              18,351,304

Health care products (7.9%)
Advanced Medical Optics                        82,655(b)            1,891,973
Alpharma Cl A                                 146,092               3,173,118
American Medical
   Systems Holdings                            93,040(b)            2,586,512
ArthroCare                                     58,281(b)            1,426,136
Biosite                                        43,805(b)            1,224,350
Cephalon                                      156,576(b)            8,583,497
CIMA Labs                                      40,870(b)            1,353,614
Coherent                                       83,827(b)            2,564,268
Conmed                                         81,726(b)            2,093,820
Cooper Companies                               88,460               4,281,464
Datascope                                      41,551               1,448,052
Diagnostic Products                            81,099               3,929,247
Enzo Biochem                                   84,438               1,646,541
Haemonetics                                    68,132(b)            1,941,762
Hologic                                        55,671(b)              975,913
ICU Medical                                    38,415(b)            1,448,246
IDEXX Laboratories                             98,078(b)            4,808,764
INAMED                                         98,590(b)            5,081,329
Integra LifeSciences Holdings                  76,390(b)            2,484,967
Invacare                                       87,310               3,738,614

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12   --   AXP SMALL COMPANY INDEX FUND   --   2004 ANNUAL REPORT

Issuer                                         Shares                Value(a)

Health care products (cont.)
Medicis Pharmaceutical Cl A                   154,314              $5,610,857
Mentor                                        129,920               3,689,728
MGI Pharma                                     88,796(b)            4,234,681
Noven Pharmaceuticals                          63,376(b)            1,287,800
Osteotech                                      48,120(b)              352,238
PolyMedica                                     71,912               1,905,668
Possis Medical                                 49,995(b)            1,171,383
Regeneron Pharmaceuticals                     155,604(b)            2,309,163
ResMed                                         95,547(b)            4,208,845
Respironics                                    98,956(b)            4,872,593
Savient Pharmaceuticals                       167,547(b)              797,524
Sola Intl                                      87,067(b)            1,845,820
Sybron Dental Specialties                     107,585(b)            3,023,139
Techne                                        115,449(b)            4,500,202
Theragenics                                    84,232(b)              512,973
Viasys Healthcare                              85,073(b)            2,021,334
Vital Signs                                    36,307               1,288,899
Wilson Greatbatch Technologies                 59,580(b)            2,407,032
Total                                                             102,722,066

Health care services (5.3%)
Accredo Health                                134,715(b)            4,566,839
American Healthways                            89,840(b)            2,477,787
AmSurg                                         56,430(b)            2,125,154
Angelica                                       24,899                 547,778
ArQule                                         79,014(b)              505,690
Centene                                        56,455(b)            1,795,834
Cerner                                         99,671(b)            3,907,103
Cross Country Healthcare                       89,805(b)            1,659,596
CryoLife                                       65,311(b)              461,096
Curative Health Services                       36,101(b)              485,197
Mid Atlantic Medical Services                 134,376(b)            9,103,973
Odyssey Healthcare                            102,097(b)            3,017,987
Orthodontic Centers of America                141,068(b)            1,105,973
Owens & Minor                                 109,623               2,515,848
PAREXEL Intl                                   72,982(b)            1,258,940
Pediatrix Medical Group                        66,181(b)            3,891,443
Pharmaceutical Product
   Development                                157,491(b)            4,645,985
Priority Healthcare Cl B                      121,771(b)            3,152,651
Province Healthcare                           137,116(b)            2,495,511
RehabCare Group                                45,361(b)            1,088,664
Renal Care Group                              137,110(b)            5,951,944
Sierra Health Services                         77,525(b)            2,279,235
Sunrise Senior Living                          56,933(b)            2,305,217
SurModics                                      49,071(b)            1,019,156
United Surgical Partners Intl                  77,150(b)            2,942,501
US Oncology                                   236,848(b)            3,112,183
Total                                                              68,419,285

Home building (1.3%)
Champion Enterprises                          165,359(b)            1,104,598
Fleetwood Enterprises                         108,875(b)            1,328,275
Meritage                                       36,910(b)            2,395,459
Monaco Coach                                   81,854(b)            1,821,252
NVR                                            19,939(b)            8,663,495
Skyline                                        23,618                 847,178
Total                                                              16,160,257

Household products (0.4%)
Action Performance Companies                   50,327                 866,128
Applica                                        66,564                 538,503
Enesco Group                                   39,602(b)              392,060
JAKKS Pacific                                  70,536(b)              994,558
Libbey                                         38,253               1,103,982
Nature's Sunshine Products                     39,226                 325,576
Nautilus Group                                 91,735               1,300,801
Total                                                               5,521,608

Industrial services (0.6%)
ABM Inds                                      138,984               2,508,661
Applied Industrial Technologies                54,206               1,338,346
G & K Services Cl A                            58,401               2,263,039
Watsco                                         73,294               1,688,694
Total                                                               7,798,740

Industrial transportation (2.1%)
Arkansas Best                                  69,800               1,977,434
Forward Air                                    60,329(b)            1,707,914
Heartland Express                             140,690               3,072,670
Kansas City Southern                          174,666(b)            2,574,577
Kirby                                          68,251(b)            2,243,410
Knight Transportation                         105,310(b)            2,594,838
Landstar System                                83,918(b)            3,038,671
USF                                            77,156               2,640,278
Wabash Natl                                    90,953(b)            2,502,117
Yellow Roadway                                132,287(b)            4,160,294
Total                                                              26,512,203

Insurance (2.4%)
AMERIGROUP                                     68,500(b)            2,794,800
Fremont General                               213,650               3,958,935
Hilb, Rogal & Hamilton                        101,165               3,234,245
Hooper Holmes                                 182,306               1,254,265
Insurance Auto Auctions                        32,412(b)              442,424
LandAmerica Financial Group                    52,390               2,858,398
Philadelphia Consolidated Holding              61,848(b)            3,080,649
Presidential Life                              82,547               1,214,266
RLI                                            70,757               2,875,564

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   --   AXP SMALL COMPANY INDEX FUND   --   2004 ANNUAL REPORT

Issuer                                         Shares                Value(a)

Insurance (cont.)
SCPIE Holdings                                 27,760                $224,856
Selective Insurance Group                      76,447               2,706,224
Stewart Information Services                   50,392               2,355,826
UICI                                          130,315(b)            1,655,001
Zenith Natl Insurance                          52,947               1,844,144
Total                                                              30,499,597

Leisure time & entertainment (1.7%)
Arctic Cat                                     59,069               1,500,353
Argosy Gaming                                  82,484(b)            2,251,813
Bally Total Fitness Holding                    95,730(b)              737,121
Coachmen Inds                                  43,711                 811,276
Concord Camera                                 80,690(b)              563,216
Huffy                                          45,494(b)              222,011
K2                                             92,974(b)            1,670,743
Polaris Inds                                   61,288(c)            5,082,000
Shuffle Master                                 46,635(b)            1,586,523
Thor Inds                                     161,048               4,831,440
WMS Inds                                       82,710(b)            2,402,726
Total                                                              21,659,222

Lodging & gaming (0.5%)
Aztar                                          96,133(b)            2,138,959
Marcus                                         83,397               1,376,051
Pinnacle Entertainment                        101,103(b)            1,259,743
Prime Hospitality                             125,852(b)            1,291,242
Total                                                               6,065,995

Machinery (4.1%)
Albany Intl Cl A                               93,700               3,021,825
Astec Inds                                     55,523(b)              751,781
Clarcor                                        71,194               3,086,260
FEI                                            93,230(b)            2,338,208
FLIR Systems                                   92,510(b)            3,348,862
Gardner Denver                                 45,300(b)            1,128,876
IDEX                                           92,574               3,860,336
JLG Inds                                      122,160               1,947,230
Kaydon                                         79,235               2,187,678
Keithley Instruments                           43,625               1,049,181
Kroll                                         117,581(b)            3,162,929
Lawson Products                                26,721                 801,630
Lindsay Mfg                                    33,061                 825,533
Lydall                                         45,731(b)              445,877
Manitowoc                                      74,769               2,234,098
Milacron                                       97,977                 375,252
Oshkosh Truck                                  98,460               5,738,250
Regal Beloit                                   70,436               1,440,416
Robbins & Myers                                40,644                 821,415
Roper Inds                                    100,849               4,890,168
Timken                                        250,591               5,525,533
Toro                                           68,914               3,280,306
Total                                                              52,261,644

Media (0.8%)
4 Kids Entertainment                           37,757(b)            1,078,340
Advanced Marketing Services                    53,616                 566,185
ADVO                                           84,754               2,742,639
Consolidated Graphics                          37,802(b)            1,394,516
Harland (John H)                               79,020               2,220,462
Information Holdings                           58,725(b)            1,334,819
Thomas Nelson                                  40,512               1,012,395
Total                                                              10,349,356

Metals (1.8%)
Castle (AM)                                    44,453(b)              335,176
Century Aluminum                               59,294(b)            1,494,802
Cleveland-Cliffs                               29,023(b)            1,288,331
Commercial Metals                              79,694               2,266,497
Commonwealth Inds                              45,052                 327,078
IMCO Recycling                                 43,332(b)              366,589
Material Sciences                              40,017                 465,398
Maverick Tube                                 118,050(b)            2,143,788
Mueller Inds                                   96,412(b)            2,971,418
Quanex                                         45,234               2,022,864
Reliance Steel & Aluminum                      90,151               2,614,379
RTI Intl Metals                                58,643(b)              873,194
Ryerson Tull                                   69,863                 808,315
Shaw Group                                    171,558(b)            2,003,797
Steel Dynamics                                135,348(b)            3,018,260
Steel Technologies                             27,483                 482,327
Wolverine Tube                                 34,551(b)              246,694
Total                                                              23,728,907

Miscellaneous (0.4%)
American States Water                          42,780               1,090,890
Cross (AT) Cl A                                42,260(b)              273,845
SCP Pool                                       99,648(b)            3,193,718
Total                                                               4,558,453

Multi-industry (4.2%)
Acuity Brands                                 117,543               2,856,295
Administaff                                    74,990(b)            1,265,081
Anixter Intl                                  101,956(b)            2,819,083
Arbitron                                       85,391(b)            3,717,070
Baldor Electric                                92,244               2,145,595

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   --   AXP SMALL COMPANY INDEX FUND   --   2004 ANNUAL REPORT

Issuer                                         Shares                Value(a)

Multi-industry (cont.)
Brady Cl A                                     65,847              $2,493,626
CDI                                            55,032               1,791,842
Coinstar                                       59,760(b)            1,104,962
CUNO                                           47,081(b)            1,962,336
Global Imaging Systems                         60,990(b)            1,932,163
Harman Intl Inds                              185,048              13,736,114
Imagistics Intl                                47,204(b)            1,884,384
Labor Ready                                   113,965(b)            1,498,640
Meade Instruments                              55,981(b)              202,091
Mobile Mini                                    40,372(b)              802,999
NCO Group                                      73,090(b)            1,778,280
New England Business Service                   37,202               1,113,456
On Assignment                                  70,886(b)              527,392
Pre-Paid Legal Services                        48,730(b)            1,110,557
SOURCECORP                                     45,290(b)            1,194,297
Spherion                                      168,061(b)            1,631,872
Standex Intl                                   34,345                 998,409
StarTek                                        40,218               1,604,698
Stewart & Stevenson Services                   80,510               1,098,962
Valmont Inds                                   66,871               1,460,463
Woodward Governor                              31,341               1,845,985
Total                                                              54,576,652

Paper & packaging (0.8%)
AptarGroup                                    102,109               4,091,508
Buckeye Technologies                          104,104(b)              935,895
Caraustar Inds                                 79,206(b)            1,108,884
Chesapeake                                     43,120               1,015,476
Deltic Timber                                  33,681               1,059,267
Pope & Talbot                                  44,013                 727,975
Rock-Tenn Cl A                                 98,090               1,499,796
Total                                                              10,438,801

Real estate investment trust (1.9%)
Capital Automotive                             91,710               3,236,446
Colonial Properties Trust                      73,695               2,962,539
Essex Property Trust                           64,110               3,984,437
Gables Residential Trust                       80,170               2,894,137
Glenborough Realty Trust                       78,150               1,516,892
Kilroy Realty                                  78,927               2,584,859
Lexington Corporate
   Properties Trust                           114,095               2,407,405
Shurgard Storage Centers Cl A                 128,402               4,880,559
Total                                                              24,467,274

Restaurants (2.5%)
CEC Entertainment                              72,616(b)            3,462,331
IHOP                                           59,975               2,129,113
Jack in the Box                               101,356(b)            2,432,544
Landry's Restaurants                           77,489               2,147,220
Lone Star Steakhouse & Saloon                  58,635               1,513,369
O'Charley's                                    58,585(b)            1,043,985
P.F. Chang's China Bistro                      71,640(b)            3,316,932
Panera Bread Cl A                              84,248(b)            3,433,106
Papa John's Intl                               50,585(b)            1,722,419
RARE Hospitality Intl                          94,702(b)            2,446,153
Ryan's Family Steak Houses                    118,952(b)            1,954,381
Sonic                                         110,538(b)            3,630,067
Steak n Shake                                  76,718(b)            1,532,826
Triarc Companies Cl B                         166,705               1,933,778
Total                                                              32,698,224

Retail -- general (7.7%)
AnnTaylor Stores                              127,346(b)            5,157,512
Brown Shoe                                     50,764               1,877,760
Casey's General Stores                        140,293               2,335,878
Cash America Intl                              78,753               1,721,541
Cato Cl A                                      57,126               1,196,790
Checkpoint Systems                             92,545(b)            1,846,273
Children's Place Retail Stores                 75,170(b)            2,021,321
Christopher & Banks                           106,183               2,069,507
Cost Plus                                      61,381(b)            2,662,708
CPI                                            22,802                 487,963
Department 56                                  37,040(b)              508,559
Dress Barn                                     82,478(b)            1,252,016
Duane Reade                                    67,640(b)            1,134,999
Electronics Boutique Holdings                  69,860(b)            1,761,171
Fossil                                        130,940(b)            3,798,569
Fred's                                        110,025               3,080,700
Goody's Family Clothing                        92,336                 780,239
Group 1 Automotive                             63,834(b)            2,346,538
Guitar Center                                  67,005(b)            2,302,292
Gymboree                                       83,363(b)            1,209,597
Hancock Fabrics                                52,878                 894,696
Haverty Furniture Companies                    62,420               1,315,189
Hot Topic                                     134,611(b)            4,101,597
J. Jill Group                                  55,095(b)              705,216
Jo-Ann Stores                                  60,890(b)            1,433,351
Linens `N Things                              125,962(b)            3,635,263
Men's Wearhouse                               104,814(b)            2,441,118
Movie Gallery                                  91,910               1,843,715
NBTY                                          186,977(b)            6,129,105

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15   --   AXP SMALL COMPANY INDEX FUND   --   2004 ANNUAL REPORT

Issuer                                         Shares                Value(a)

Retail -- general (cont.)
Pacific Sunwear of California                 220,216(b)           $5,049,553
Pep Boys - Manny, Moe & Jack                  153,498               3,383,096
Phillips-Van Heusen                            85,407               1,490,352
Regis                                         122,868               5,307,897
Russ Berrie                                    58,096               1,837,576
School Specialty                               53,064(b)            1,947,449
ShopKo Stores                                  81,995(b)            1,154,490
Stein Mart                                    117,420(b)            1,249,349
Sturm, Ruger & Co                              75,724                 907,174
Too                                            96,649(b)            1,478,730
Tractor Supply                                104,950(b)            4,444,633
Ultimate Electronics                           41,263(b)              296,268
United Stationers                              95,026(b)            3,770,632
Wet Seal Cl A                                  84,510(b)              740,308
Zale                                           73,194(b)            3,956,136
Total                                                              99,064,826

Retail -- grocery (0.1%)
Great Atlantic & Pacific Tea                  108,373(b)              858,314

Telecom equipment & services (1.0%)
Boston Communications Group                    52,113(b)              571,158
C-COR.net                                     102,921(b)            1,718,781
Captaris                                       90,481(b)              474,120
Catapult Communications                        36,335(b)              917,822
Concerto Software                              31,456(b)              376,843
Digi Intl                                      57,940(b)              628,649
Harmonic                                      196,481(b)            2,066,981
Intrado                                        45,250(b)            1,079,665
Network Equipment Technologies                 65,717(b)              872,065
SymmetriCom                                   123,014(b)            1,259,663
Tollgrade Communications                       38,198(b)              700,933
ViaSat                                         73,882(b)            1,725,145
Volt Information Sciences                      42,814(b)              939,767
Total                                                              13,331,592

Textiles & apparel (1.9%)
Ashworth                                       36,780(b)              312,262
Burlington Coat Factory
   Warehouse                                  125,330               2,382,523
Genesco                                        61,173(b)            1,058,293
Haggar                                         18,146                 359,291
K-Swiss Cl A                                   99,204               2,638,826
Kellwood                                       75,194               3,068,667
Oshkosh B'Gosh Cl A                            33,326                 716,509
Oxford Inds                                    45,468               1,741,424
Quiksilver                                    155,824(b)            2,567,980
Russell                                        91,389               1,609,360
Stride Rite                                   110,505               1,213,345
Urban Outfitters                              111,540(b)            4,516,255
Wolverine World Wide                          112,907               2,350,724
Total                                                              24,535,459

Utilities -- electric (1.1%)
Avista                                        135,928               2,426,315
Central Vermont Public Service                 33,607                 798,166
CH Energy Group                                44,340               2,049,395
Cleco                                         132,970               2,416,065
El Paso Electric                              135,509(b)            1,894,416
Green Mountain Power                           14,069                 326,541
UIL Holdings                                   40,709               1,903,960
Unisource Energy                               94,745               2,330,727
Total                                                              14,145,585

Utilities -- natural gas (2.5%)
Atmos Energy                                  141,700               3,627,520
Cascade Natural Gas                            31,419                 687,134
Energen                                       101,692               4,372,756
Laclede Group                                  53,785               1,600,104
New Jersey Resources                           77,041               2,973,012
Northwest Natural Gas                          72,764               2,241,131
Piedmont Natural Gas                          106,344               4,446,242
Southern Union                                205,231(b)            3,685,949
Southwest Gas                                  95,758               2,249,355
Southwestern Energy                           100,181(b)            2,068,738
UGI                                           120,080               3,872,580
Total                                                              31,824,521

Utilities -- telephone (0.3%)
Commonwealth Telephone
   Enterprises                                 67,425(b)            2,480,565
General Communication Cl A                    158,512(b)            1,421,853
Total                                                               3,902,418

Total common stocks
(Cost: $1,052,688,486)                                         $1,280,734,409

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16   --   AXP SMALL COMPANY INDEX FUND   --   2004 ANNUAL REPORT

Other (--%)(b)
Issuer                                         Shares                  Value(a)

Orbital Sciences
  Warrants                                      5,207                 $40,927
Timco Aviation Services
  Warrants                                     10,187                     102

Total other
(Cost: $--)                                                           $41,029

Bond (--%)

Issuer                 Coupon                 Principal                Value(a)
                        rate                   amount
Timco Aviation Services
  Pay-in-kind Cv
  01-01-07              8.00%                 $10,215(d,e)                $--

Total bond
(Cost: $35)                                                               $--

Short-term securities (2.6%)
Issuer               Annualized                Amount                Value(a)
                    yield on date            payable at
                     of purchase              maturity
U.S. government agencies (2.1%)
Federal Home Loan Mtge Corp Disc Nt
  04-06-04              1.03%              $4,200,000              $4,192,457
Federal Natl Mtge Assn Disc Nt
  03-24-04              1.05               22,500,000              22,468,549
Total                                                              26,661,006

Commercial paper (0.5%)
Citigroup Global Markets
  02-02-04              1.02                2,000,000               1,999,830
Falcon Asset Securitization
  02-03-04              1.05                4,300,000(f)            4,299,498
Total                                                               6,299,328

Total short-term securities
(Cost: $32,956,798)                                               $32,960,334

Total investments in securities
(Cost: $1,085,645,319)(g)                                      $1,313,735,772

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing

(c) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 6 to the financial statements):

     Type of security                                                  Contracts
     Purchase contracts
     Russell 2000 Index, March 2004                                        28

(d) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(e)  Negligible market value.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Jan. 31, 2004, the value of these securities amounted to $4,299,498 or 0.3% of net assets.

(g) At Jan. 31, 2004, the cost of securities for federal income tax purposes was $1,096,655,793 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $ 347,933,565
     Unrealized depreciation                                     (130,853,586)
                                                                 ------------
     Net unrealized appreciation                                $ 217,079,979
                                                                -------------

--------------------------------------------------------------------------------
17   --   AXP SMALL COMPANY INDEX FUND   --   2004 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Small Company Index Fund

Jan. 31, 2004
Assets
Investments in securities, at value (Note 1)*
   (identified cost $1,085,645,319)                                                                        $1,313,735,772
Capital shares receivable                                                                                         290,204
Dividends and accrued interest receivable                                                                         527,465
Receivable for investment securities sold                                                                          11,980
                                                                                                                   ------
Total assets                                                                                                1,314,565,421
                                                                                                            -------------
Liabilities
Disbursements in excess of cash on demand deposit                                                                 318,946
Capital shares payable                                                                                            153,472
Payable for investment securities purchased                                                                       344,250
Payable upon return of securities loaned (Note 5)                                                              24,176,480
Accrued investment management services fee                                                                         12,643
Accrued distribution fee                                                                                           18,555
Accrued service fee                                                                                                    42
Accrued transfer agency fee                                                                                         6,334
Accrued administrative services fee                                                                                 2,070
Other accrued expenses                                                                                            184,671
                                                                                                                  -------
Total liabilities                                                                                              25,217,463
                                                                                                               ----------
Net assets applicable to outstanding capital stock                                                         $1,289,347,958
                                                                                                           ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                   $    1,751,598
Additional paid-in capital                                                                                  1,070,022,568
Undistributed net investment income                                                                               502,777
Accumulated net realized gain (loss)                                                                          (11,286,551)
Unrealized appreciation (depreciation) on investments (Note 6)                                                228,357,566
                                                                                                              -----------
Total -- representing net assets applicable to outstanding capital stock                                   $1,289,347,958
                                                                                                           ==============
Net assets applicable to outstanding shares:               Class A                                         $  791,988,664
                                                           Class B                                         $  482,122,159
                                                           Class Y                                         $   15,237,135
Net asset value per share of outstanding capital stock:    Class A shares             104,962,896          $         7.55
                                                           Class B shares              68,201,197          $         7.07
                                                           Class Y shares               1,995,734          $         7.63
                                                                                        ---------          --------------
* Including securities on loan, at value (Note 5)                                                          $   23,057,381
                                                                                                           --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18   --   AXP SMALL COMPANY INDEX FUND   --   2004 ANNUAL REPORT

Statement of operations
AXP Small Company Index Fund

Year ended Jan. 31, 2004
Investment income
Income:
Dividends                                                                                                    $  9,787,034
Interest                                                                                                          127,095
Fee income from securities lending (Note 5)                                                                       191,214
   Less foreign taxes withheld                                                                                     (5,165)
                                                                                                                   ------
Total income                                                                                                   10,100,178
                                                                                                               ----------
Expenses (Note 2):
Investment management services fee                                                                              3,962,556
Distribution fee
   Class A                                                                                                      1,676,048
   Class B                                                                                                      4,124,142
Transfer agency fee                                                                                             2,272,600
Incremental transfer agency fee
   Class A                                                                                                        152,366
   Class B                                                                                                        156,511
Service fee -- Class Y                                                                                             12,096
Administrative services fees and expenses                                                                         731,549
Compensation of board members                                                                                      12,317
Custodian fees                                                                                                    151,656
Printing and postage                                                                                              299,287
Registration fees                                                                                                  71,608
Licensing fees                                                                                                     22,978
Audit fees                                                                                                         23,000
Other                                                                                                              33,554
                                                                                                                   ------
Total expenses                                                                                                 13,702,268
   Earnings credits on cash balances (Note 2)                                                                     (10,321)
                                                                                                                  -------
Total net expenses                                                                                             13,691,947
                                                                                                               ----------
Investment income (loss) -- net                                                                                (3,591,769)
                                                                                                               ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                              15,096,408
   Futures contracts                                                                                            5,354,698
                                                                                                                ---------
Net realized gain (loss) on investments                                                                        20,451,106
Net change in unrealized appreciation (depreciation) on investments                                           402,800,895
                                                                                                              -----------
Net gain (loss) on investments                                                                                423,252,001
                                                                                                              -----------
Net increase (decrease) in net assets resulting from operations                                              $419,660,232
                                                                                                             ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
19   --   AXP SMALL COMPANY INDEX FUND   --   2004 ANNUAL REPORT

Statements of changes in net assets
AXP Small Company Index Fund

Year ended Jan. 31,                                                                            2004                2003
Operations
Investment income (loss) -- net                                                        $   (3,591,769)     $   (4,723,271)
Net realized gain (loss) on investments                                                    20,451,106         (16,796,059)
Net change in unrealized appreciation (depreciation) on investments                       402,800,895        (222,584,911)
                                                                                          -----------        ------------
Net increase (decrease) in net assets resulting from operations                           419,660,232        (244,104,241)
                                                                                          -----------        ------------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                                102,580,874         186,342,330
   Class B shares                                                                          51,193,801         110,611,094
   Class Y shares                                                                           9,599,475           8,727,339
Payments for redemptions
   Class A shares                                                                        (152,005,991)       (164,212,041)
   Class B shares (Note 2)                                                                (95,531,272)        (98,154,046)
   Class Y shares                                                                          (8,862,223)         (4,660,274)
                                                                                           ----------          ----------
Increase (decrease) in net assets from capital share transactions                         (93,025,336)         38,654,402
                                                                                          -----------          ----------
Total increase (decrease) in net assets                                                   326,634,896        (205,449,839)
Net assets at beginning of year                                                           962,713,062       1,168,162,901
                                                                                          -----------       -------------
Net assets at end of year                                                              $1,289,347,958      $  962,713,062
                                                                                       ==============      ==============
Undistributed net investment income                                                    $      502,777      $      118,265
                                                                                       --------------      --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20   --   AXP SMALL COMPANY INDEX FUND   --   2004 ANNUAL REPORT

Notes to Financial Statements

AXP Small Company Index Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in common stocks of small-capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. American Express Financial Corporation (AEFC) may use fair value if a security's value has been materially affected by events after the close of the primary exchanges or markets on which the security is traded and before the NAV is calculated. The fair value of a security may be different from the quoted or published price. AEFC will price a security at fair value in accordance with procedures adopted by the Fund and board if a reliable market quotation is not readily available. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
21   --   AXP SMALL COMPANY INDEX FUND   --   2004 ANNUAL REPORT

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------
22   --   AXP SMALL COMPANY INDEX FUND   --   2004 ANNUAL REPORT

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $3,976,281 and accumulated net realized loss has been decreased by $72,766 resulting in a net reclassification adjustment to decrease additional paid-in capital by $4,049,047.

The tax character of distributions paid for the years indicated is as follows:

Year ended Jan. 31                                       2004        2003

Class A
Distributions paid from:
   Ordinary income                                        $--         $--
   Long-term capital gain                                  --          --

Class B
Distributions paid from:
   Ordinary income                                         --          --
   Long-term capital gain                                  --          --

Class Y
Distributions paid from:
   Ordinary income                                         --          --
   Long-term capital gain                                  --          --

As of Jan. 31, 2004, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                                $         --
Accumulated gain (loss)                                      $    493,813
Unrealized appreciation (depreciation)                       $217,079,979

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.38% to 0.34% annually. Prior to Dec. 1, 2002, the maximum adjustment was 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference was less than 1%, the adjustment was zero. On Nov. 13, 2002, shareholders approved elimination of the performance incentive adjustment. For a period of six months beginning Dec. 1, 2002, the fee will be calculated based on the lesser of the amount due under the previous agreement with a performance incentive adjustment or the amount due under the current agreement with no performance incentive adjustment. The adjustment decreased the fee by $7,541 for the year ended Jan. 31, 2004.

--------------------------------------------------------------------------------
23   --   AXP SMALL COMPANY INDEX FUND   --   2004 ANNUAL REPORT

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.50

o   Class B $20.50

o   Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

In addition, AECSC is entitled to charge an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

Under terms of a prior agreement that ended April 30, 2003, the Fund paid a transfer agency fee at an annual rate per shareholder account of $19 for Class A, $20 for Class B and $17 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,398,369 for Class A and $319,111 for Class B for the year ended Jan. 31, 2004.

During the year ended Jan. 31, 2004, the Fund's custodian and transfer agency fees were reduced by $10,321 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $104,694,831 and $192,242,751, respectively, for the year ended Jan. 31, 2004. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------
24   --   AXP SMALL COMPANY INDEX FUND   --   2004 ANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                  Year ended Jan. 31, 2004
                                            Class A       Class B      Class Y
Sold                                     16,634,870     8,815,288    1,477,233
Issued for reinvested distributions              --            --           --
Redeemed                                (24,962,705)  (16,918,244)  (1,362,354)
                                        -----------   -----------   ----------
Net increase (decrease)                  (8,327,835)   (8,102,956)     114,879
                                         ----------    ----------      -------

                                                  Year ended Jan. 31, 2003
                                            Class A       Class B      Class Y
Sold                                     30,948,409    19,220,557    1,410,614
Issued for reinvested distributions              --            --           --
Redeemed                                (28,638,795)  (18,210,770)    (796,433)
                                        -----------   -----------     --------
Net increase (decrease)                   2,309,614     1,009,787      614,181
                                          ---------     ---------      -------

5. LENDING OF PORTFOLIO SECURITIES

As of Jan. 31, 2004, securities valued at $23,057,381 were on loan to brokers. For collateral, the Fund received $24,176,480 in cash. Cash collateral received is invested in short-term securities and are included in the short-term securities section of the "Investments in securities." Income from securities lending amounted to $191,214 for the year ended Jan. 31, 2004. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return securities when due.

6. STOCK INDEX FUTURES CONTRACTS

As of Jan. 31, 2004, investments in securities included securities valued at $1,243,800 that were pledged as collateral to cover initial margin deposits on 28 open purchase contracts. The notional market value of the open purchase contracts as of Jan. 31, 2004 was $8,132,600 with a net unrealized gain of $267,113. See "Summary of significant accounting policies" and "Notes to investments in securities."

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Fund Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the year ended Jan. 31, 2004.

--------------------------------------------------------------------------------
25   --   AXP SMALL COMPANY INDEX FUND   --   2004 ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                   2004      2003      2002      2001      2000
Net asset value, beginning of period                                          $5.14    $ 6.35     $6.50     $6.30     $6.11
Income from investment operations:
Net investment income (loss)                                                     --        --      (.01)       --      (.01)
Net gains (losses) (both realized and unrealized)                              2.41     (1.21)      .13      1.07       .58
Total from investment operations                                               2.41     (1.21)      .12      1.07       .57
Less distributions:
Distributions from realized gains                                                --        --      (.27)     (.87)     (.38)
Net asset value, end of period                                                $7.55    $ 5.14     $6.35     $6.50     $6.30

Ratios/supplemental data
Net assets, end of period (in millions)                                        $792      $583      $705      $668      $608
Ratio of expenses to average daily net assets(b)                               .96%      .98%      .96%      .87%      .97%
Ratio of net investment income (loss) to average daily net assets             (.04%)    (.13%)    (.12%)    (.08%)    (.11%)
Portfolio turnover rate (excluding short-term securities)                       10%       16%       20%       44%       30%
Total return(c)                                                              46.89%   (19.06%)    1.98%    18.79%     9.41%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
26   --   AXP SMALL COMPANY INDEX FUND   --   2004 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                   2004      2003      2002      2001      2000
Net asset value, beginning of period                                          $4.85    $ 6.04     $6.25     $6.13     $6.00
Income from investment operations:
Net investment income (loss)                                                   (.05)     (.04)     (.05)     (.05)     (.05)
Net gains (losses) (both realized and unrealized)                              2.27     (1.15)      .11      1.04       .56
Total from investment operations                                               2.22     (1.19)      .06       .99       .51
Less distributions:
Distributions from realized gains                                                --        --      (.27)     (.87)     (.38)
Net asset value, end of period                                                $7.07    $ 4.85     $6.04     $6.25     $6.13

Ratios/supplemental data
Net assets, end of period (in millions)                                        $482      $370      $455      $436      $392
Ratio of expenses to average daily net assets(b)                              1.73%     1.75%     1.72%     1.63%     1.73%
Ratio of net investment income (loss) to average daily net assets             (.81%)    (.90%)    (.88%)    (.84%)    (.87%)
Portfolio turnover rate (excluding short-term securities)                       10%       16%       20%       44%       30%
Total return(c)                                                              45.77%   (19.70%)    1.09%    18.01%     8.55%

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                   2004      2003      2002      2001      2000
Net asset value, beginning of period                                          $5.19    $ 6.40     $6.54     $6.32     $6.12
Income from investment operations:
Net investment income (loss)                                                    .01        --        --       .01        --
Net gains (losses) (both realized and unrealized)                              2.43     (1.21)      .13      1.08       .58
Total from investment operations                                               2.44     (1.21)      .13      1.09       .58
Less distributions:
Distributions from realized gains                                                --        --      (.27)     (.87)     (.38)
Net asset value, end of period                                                $7.63    $ 5.19     $6.40     $6.54     $6.32

Ratios/supplemental data
Net assets, end of period (in millions)                                         $15       $10        $8        $8        $3
Ratio of expenses to average daily net assets(b)                               .79%      .82%      .79%      .71%      .81%
Ratio of net investment income (loss) to average daily net assets              .13%      .04%      .05%      .09%      .03%
Portfolio turnover rate (excluding short-term securities)                       10%       16%       20%       44%       30%
Total return(c)                                                              47.01%   (18.91%)    2.12%    19.04%     9.54%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
27   --   AXP SMALL COMPANY INDEX FUND   --   2004 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP MARKET ADVANTAGE SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Small Company Index Fund (a series of AXP Market Advantage Series, Inc.) as of January 31, 2004, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended January 31, 2004, and the financial highlights for each of years in the five-year period ended January 31, 2004. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Small Company Index Fund as of January 31, 2004, and the results of its operations, changes in its net assets, and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

March 22, 2004

--------------------------------------------------------------------------------
28   --   AXP SMALL COMPANY INDEX FUND   --   2004 ANNUAL REPORT

Investments in Securities

AXP S&P 500 Index Fund

Jan. 31, 2004

(Percentages represent value of investments compared to net assets)

Common stocks (96.8%)
Issuer                                          Shares                Value(a)

Aerospace & defense (1.8%)
Boeing                                         36,484              $1,523,206
General Dynamics                                8,585                 784,927
Goodrich                                        5,109                 157,613
Honeywell Intl                                 37,385               1,350,346
Lockheed Martin                                19,553                 950,667
Northrop Grumman                                7,953                 769,135
Raytheon                                       18,062                 551,072
Rockwell Automation                             8,091                 263,524
Rockwell Collins                                7,681                 251,092
United Technologies                            20,401               1,949,111
Total                                                               8,550,693

Airlines (0.1%)
Delta Air Lines                                 5,359                  56,270
Southwest Airlines                             34,134                 510,303
Total                                                                 566,573

Automotive & related (1.1%)
AutoNation                                     11,935(b)              195,495
Cooper Tire & Rubber                            3,207                  65,006
Cummins                                         1,840                  93,343
Dana                                            6,451                 134,181
Delphi                                         24,306                 257,157
Eaton                                           3,290                 382,134
Ford Motor                                     79,417               1,154,723
General Motors                                 24,319               1,208,168
Genuine Parts                                   7,554                 248,980
Goodyear Tire & Rubber                          7,612                  72,314
Johnson Controls                                7,852                 462,090
Navistar Intl                                   2,985(b)              141,937
PACCAR                                          5,056                 397,553
Snap-On                                         2,531                  78,841
Visteon                                         5,671                  60,680
Total                                                               4,952,602

Banks and savings & loans (7.0%)
AmSouth Bancorporation                         15,234                 376,280
Bank of America                                64,444               5,249,608
Bank of New York                               33,551               1,065,244
Bank One                                       48,485               2,453,826
BB&T                                           23,717                 879,901
Charter One Financial                           9,647                 349,318
Comerica                                        7,615                 434,893
Fifth Third Bancorp                            24,675               1,425,968
First Tennessee Natl                            5,435                 241,423
FleetBoston Financial                          45,736               2,038,911
Golden West Financial                           6,585                 683,062
Huntington Bancshares                           9,937                 221,893
KeyCorp                                        18,176                 565,092
Marshall & Ilsley                               9,831                 376,822
Mellon Financial                               18,652                 610,107
Natl City                                      26,362                 910,016
North Fork Bancorporation                       6,571                 276,968
Northern Trust                                  9,550                 453,625
PNC Financial Services Group                   12,023                 679,420
Regions Financial                               9,642                 361,575
SouthTrust                                     14,383                 488,878
SunTrust Banks                                 12,220                 884,239
Synovus Financial                              13,094                 328,659
U.S. Bancorp                                   83,654               2,364,899
Union Planters                                  8,183                 247,699
Wachovia                                       57,411               2,654,685
Washington Mutual                              39,017               1,728,453
Wells Fargo                                    73,381               4,212,803
Zions Bancorp                                   3,900                 228,696
Total                                                              32,792,963

Beverages & tobacco (3.7%)
Altria Group                                   88,099               4,897,423
Anheuser-Busch Companies                       35,331               1,791,988
Brown-Forman Cl B                               5,280                 246,629
Coca-Cola                                     106,324               5,235,395
Coca-Cola Enterprises                          19,721                 451,611
Coors (Adolph) Cl B                             1,582                  89,446
Fortune Brands                                  6,317                 443,138
Pepsi Bottling Group                           11,404                 302,320
PepsiCo                                        74,454               3,518,696
RJ Reynolds Tobacco Holdings                    3,673                 216,927
UST                                             7,186                 256,612
Total                                                              17,450,185

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
11   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                          Shares                Value(a)

Broker dealers (2.4%)
Bear Stearns Companies                          4,246                $349,658
Franklin Resources                             10,895                 629,404
J.P. Morgan Chase                              88,494               3,441,531
Lehman Brothers Holdings                       11,787                 967,713
Merrill Lynch & Co                             40,995               2,410,096
Morgan Stanley                                 46,971               2,734,182
Schwab (Charles)                               58,832                 740,695
Total                                                              11,273,279

Building materials & construction (0.4%)
American Standard                               3,167(b)              336,335
Fluor                                           3,559                 131,897
Louisiana-Pacific                               4,593(b)               97,693
Masco                                          20,084                 535,439
Plum Creek Timber                               7,946                 239,969
Sherwin-Williams                                6,325                 213,406
Temple-Inland                                   2,354                 139,004
Total                                                               1,693,743

Cable (0.7%)
Comcast Cl A                                   97,627(b)            3,331,033

Cellular telecommunications (0.5%)
AT&T Wireless Services                        117,730(b)            1,300,916
Nextel Communications Cl A                     47,681(b)            1,258,302
Total                                                               2,559,218

Chemicals (1.4%)
Air Products & Chemicals                        9,849                 491,564
Dow Chemical                                   39,923               1,674,770
du Pont (EI) de Nemours                        43,228               1,897,708
Eastman Chemical                                3,357                 133,911
Ecolab                                         11,166                 303,380
Engelhard                                       5,450                 154,617
Great Lakes Chemical                            2,201                  56,346
Hercules                                        4,814(b)               58,731
Pall                                            5,421                 140,946
PPG Inds                                        7,379                 429,679
Praxair                                        14,098                 499,210
Rohm & Haas                                     9,648                 378,877
Sigma-Aldrich                                   3,015                 176,649
Total                                                               6,396,388

Computer hardware (3.9%)
Apple Computer                                 15,717(b)              354,576
Cisco Systems                                 299,420(b)            7,677,129
Dell                                          111,052(b)            3,716,910
EMC                                           104,230(b)            1,463,389
Gateway                                        14,074(b)               66,429
Hewlett-Packard                               132,251               3,146,251
Lexmark Intl Cl A                               5,567(b)              461,449
Network Appliance                              14,971(b)              334,752
NVIDIA                                          7,044(b)              156,729
Sun Microsystems                              141,684(b)              752,342
Total                                                              18,129,956

Computer software & services (7.5%)
Adobe Systems                                  10,144                 390,138
Autodesk                                        4,849                 123,892
Automatic Data Processing                      25,776               1,101,924
BMC Software                                    9,823(b)              195,478
Citrix Systems                                  7,119(b)              143,163
Computer Associates Intl                       25,113                 656,454
Computer Sciences                               8,130(b)              363,005
Compuware                                      16,665(b)              133,820
Comverse Technology                             8,368(b)              147,277
Concord EFS                                    20,184(b)              284,998
Convergys                                       6,207(b)              103,781
Deluxe                                          2,198                  88,777
Electronic Arts                                12,912(b)              605,056
Electronic Data Systems                        20,828                 499,039
Equifax                                         6,037                 157,022
First Data                                     31,621               1,238,278
Fiserv                                          8,397(b)              313,712
Intl Business Machines                         74,616               7,404,145
Intuit                                          8,604(b)              433,814
Mercury Interactive                             3,912(b)              183,629
Microsoft                                     468,974(d)           12,967,130
NCR                                             4,109(b)              170,729
Novell                                         16,202(b)              205,765
Oracle                                        226,711(b)            3,130,879
Parametric Technology                          11,556(b)               48,420
Paychex                                        16,347                 612,686
PeopleSoft                                     16,254(b)              350,274
QLogic                                          4,103(b)              184,471
SABRE Holdings Cl A                             6,223                 131,368
Siebel Systems                                 21,518(b)              286,835
State Street                                   14,493                 780,448

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
12   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                          Shares                Value(a)

Computer software & services (cont.)
SunGard Data Systems                           12,466(b)             $388,067
Symantec                                       13,370(b)              518,756
Unisys                                         14,338(b)              198,438
VERITAS Software                               18,541(b)              609,257
Total                                                              35,150,925

Electronics (4.6%)
Advanced Micro Devices                         15,110(b)              224,535
Agilent Technologies                           20,620(b)              760,053
Altera                                         16,422(b)              367,689
American Power Conversion                       8,617                 213,615
Analog Devices                                 15,940                 762,729
Applied Materials                              72,147(b)            1,569,919
Applied Micro Circuits                         13,318(b)               96,822
Broadcom Cl A                                  13,131(b)              532,987
Intel                                         283,310               8,669,285
Jabil Circuit                                   8,670(b)              256,632
KLA-Tencor                                      8,436(b)              481,443
Linear Technology                              13,547                 541,880
LSI Logic                                      16,448(b)              169,250
Maxim Integrated Products                      14,247                 728,734
Micron Technology                              26,479(b)              426,577
Millipore                                       2,126(b)              110,446
Molex                                           8,250                 286,605
Natl Semiconductor                              8,035(b)              308,946
Novellus Systems                                6,615(b)              225,307
PMC-Sierra                                      7,503(b)              164,391
Power-One                                       3,615(b)               45,260
Sanmina-SCI                                    22,448(b)              294,293
Solectron                                      36,263(b)              257,467
Symbol Technologies                            10,004                 173,069
Tektronix                                       3,668                 113,965
Teradyne                                        8,302(b)              223,324
Texas Instruments                              75,074               2,353,569
Thomas & Betts                                  2,536                  52,571
Xerox                                          34,337(b)              502,694
Xilinx                                         14,844(b)              622,112
Total                                                              21,536,169

Energy (4.8%)
Amerada Hess                                    3,901                 219,977
Anadarko Petroleum                             10,890                 543,411
Apache                                         14,050                 540,644
Ashland                                         2,985                 138,235
Burlington Resources                            8,612                 471,421
ChevronTexaco                                  46,358               4,003,013
ConocoPhillips                                 29,538               1,945,963
Devon Energy                                   10,094                 569,907
EOG Resources                                   4,983                 225,730
Exxon Mobil                                   286,704              11,694,657
Kerr-McGee                                      4,378                 213,296
Marathon Oil                                   13,465                 437,343
Occidental Petroleum                           16,712                 736,164
Sunoco                                          3,358                 186,201
Unocal                                         11,225                 413,305
Total                                                              22,339,267

Energy equipment & services (0.8%)
Baker Hughes                                   14,532                 509,783
BJ Services                                     6,873(b)              269,009
Halliburton                                    19,009                 573,121
Nabors Inds                                     6,367(b,c)            280,148
Noble                                           5,794(b)              214,957
Rowan Companies                                 4,514(b)              103,280
Schlumberger                                   25,386               1,553,116
Transocean                                     13,867(b)              373,577
Total                                                               3,876,991

Environmental services (0.2%)
Allied Waste Inds                              13,895(b)              189,667
Waste Management                               25,272                 701,550
Total                                                                 891,217

Finance companies (2.4%)
Citigroup                                     223,749              11,071,101
MGIC Investment                                 4,261                 293,753
Total                                                              11,364,854

Financial services (3.3%)
American Express                               55,787               2,891,998
Capital One Financial                          10,011                 711,582
Countrywide Financial                           7,983                 666,980
Fannie Mae                                     42,144               3,249,303
Federated Investors Cl B                        4,720                 145,801
Freddie Mac                                    30,166               1,882,962
Goldman Sachs Group                            20,531               2,043,861
H&R Block                                       7,724                 447,451
Janus Capital Group                            10,444                 175,250
MBNA                                           55,413               1,493,934
Moody's                                         6,460                 412,729
Providian Financial                            12,591(b)              172,371
SLM                                            19,548                 750,643
T. Rowe Price Group                             5,408                 281,919
Total                                                              15,326,784

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                          Shares                Value(a)

Food (1.4%)
Archer-Daniels-Midland                         28,058                $439,388
Campbell Soup                                  17,806                 468,832
ConAgra Foods                                  23,298                 604,350
General Mills                                  16,188                 735,422
Heinz (HJ)                                     15,252                 539,616
Hershey Foods                                   5,636                 425,574
Kellogg                                        17,711                 669,653
McCormick                                       6,030                 178,970
Sara Lee                                       34,270                 730,636
Sysco                                          28,079               1,065,037
Wrigley (Wm) Jr                                 9,757                 549,026
Total                                                               6,406,504

Furniture & appliances (0.2%)
Black & Decker                                  3,372                 172,815
Leggett & Platt                                 8,329                 205,227
Maytag                                          3,411                  97,691
Stanley Works                                   3,523                 133,451
Whirlpool                                       3,024                 229,673
Total                                                                 838,857

Health care products (11.3%)
Abbott Laboratories                            67,805               2,921,039
Allergan                                        5,649                 468,020
Amgen                                          55,960(b)            3,608,860
Applera-Applied Biosystems Group                9,024                 213,327
Bard (CR)                                       2,257                 212,609
Bausch & Lomb                                   2,275                 122,281
Baxter Intl                                    26,466                 771,484
Becton, Dickinson & Co                         11,010                 496,111
Biogen Idec                                    14,204(b)              607,789
Biomet                                         11,099                 429,087
Boston Scientific                              35,522(b)            1,448,942
Bristol-Myers Squibb                           84,111               2,359,314
Chiron                                          8,152(b)              421,458
Forest Laboratories                            15,850(b)            1,180,667
Genzyme                                         9,732(b)              533,800
Guidant                                        13,491                 861,805
Johnson & Johnson                             128,739               6,877,237
King Pharmaceuticals                           10,469(b)              174,623
Lilly (Eli)                                    48,702               3,313,684
Medco Health Solutions                         11,730(b)              432,251
MedImmune                                      10,728(b)              252,108
Medtronic                                      52,568               2,587,397
Merck & Co                                     96,517               4,594,209
PerkinElmer                                     5,504                 113,658
Pfizer                                        331,006              12,124,750
Schering-Plough                                63,731               1,117,842
St. Jude Medical                                7,493(b)              538,372
Stryker                                         8,649                 767,512
Waters                                          5,274(b)              199,937
Watson Pharmaceuticals                          4,688(b)              218,039
Wyeth                                          57,763               2,365,395
Zimmer Holdings                                10,484(b)              802,026
Total                                                              53,135,633

Health care services (1.6%)
Aetna                                           6,627                 463,890
AmerisourceBergen                               4,846                 266,772
Anthem                                          6,007(b)              491,252
Cardinal Health                                18,775               1,203,665
Express Scripts Cl A                            3,415(b)              236,216
HCA                                            21,484                 964,632
Health Management  Associates Cl A             10,407                 255,076
Humana                                          6,995(b)              163,193
IMS Health                                     10,391                 267,360
Manor Care                                      3,871                 138,195
McKesson                                       12,631                 371,100
Quest Diagnostics                               4,500                 382,500
Tenet Healthcare                               20,151(b)              249,872
UnitedHealth Group                             25,438               1,548,666
WellPoint Health Networks                       6,584(b)              691,320
Total                                                               7,693,709

Home building (0.1%)
Centex                                          2,688                 284,659
KB HOME                                         2,013                 135,958
Pulte Homes                                     5,394                 232,697
Total                                                                 653,314

Household products (2.5%)
Alberto-Culver                                  2,552                 159,959
Avon Products                                  10,252                 649,157
Clorox                                          9,161                 447,790
Colgate-Palmolive                              23,298               1,194,488
Gillette                                       43,873               1,590,396
Intl Flavors/Fragrances                         4,063                 148,950
Kimberly-Clark                                 21,875               1,291,938
Newell Rubbermaid                              11,910                 290,961
Procter & Gamble                               56,242               5,684,941
Tupperware                                      2,535                  44,743
Total                                                              11,503,323

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                          Shares                Value(a)

Industrial services (0.1%)
Cintas                                          7,413                $334,697

Industrial transportation (1.4%)
Burlington Northern Santa Fe                   16,096                 517,164
CSX                                             9,288                 293,129
FedEx                                          12,934                 870,200
Norfolk Southern                               16,928                 377,494
Ryder System                                    2,788                 102,598
Union Pacific                                  11,077                 713,359
United Parcel Service Cl B                     48,762               3,475,269
Total                                                               6,349,213

Insurance (4.7%)
ACE                                            12,100(c)              525,382
AFLAC                                          22,236                 820,064
Allstate                                       30,508(d)            1,386,893
Ambac Financial Group                           4,643                 347,157
American Intl Group                           113,108               7,855,350
Aon                                            13,593                 333,980
Chubb                                           8,139                 581,857
CIGNA                                           6,099                 378,260
Cincinnati Financial                            6,952                 301,161
Hartford Financial Services Group              12,262                 788,937
Jefferson-Pilot                                 6,112                 313,790
John Hancock Financial Services                12,555                 520,781
Lincoln Natl                                    7,714                 340,573
Loews                                           8,049                 431,909
Marsh & McLennan                               22,996               1,079,202
MBIA                                            6,243                 393,309
MetLife                                        32,965               1,105,976
Principal Financial Group                      14,015                 486,321
Progressive                                     9,365                 774,017
Prudential Financial                           23,452               1,020,162
SAFECO                                          6,020                 262,051
St. Paul Companies                              9,906                 417,340
Torchmark                                       4,916                 233,215
Travelers Property Casualty Cl B               43,578                 788,762
UnumProvident                                  12,832                 200,564
XL Capital Cl A                                 5,945(c)              472,628
Total                                                              22,159,641

Leisure time & entertainment (1.2%)
Brunswick                                       3,970                 138,355
Carnival                                       27,320               1,213,554
Harley-Davidson                                13,133                 670,308
Hasbro                                          7,573                 149,567
Mattel                                         18,654                 352,747
Viacom Cl B                                    75,862               3,057,239
Total                                                               5,581,770

Lodging & gaming (0.3%)
Harrah's Entertainment                          4,800                 254,400
Hilton Hotels                                  16,460                 263,360
Intl Game Technology                           15,026                 562,874
Marriott Intl Cl A                             10,024                 444,965
Total                                                               1,525,599

Machinery (0.8%)
Caterpillar                                    15,053               1,176,091
Deere & Co                                     10,404                 651,290
Illinois Tool Works                            13,373               1,044,431
Ingersoll-Rand Cl A                             7,519(c)              500,239
Parker-Hannifin                                 5,148                 283,089
Thermo Electron                                 7,068(b)              196,985
Total                                                               3,852,125

Media (3.4%)
American Greetings Cl A                         2,892(b)               60,674
Cendant                                        43,944(b)              995,332
Clear Channel Communications                   26,710               1,201,683
Disney (Walt)                                  88,713               2,129,112
Donnelley (RR) & Sons                           4,932                 154,125
Dow Jones                                       3,541                 175,209
eBay                                           28,016(b)            1,877,912
Gannett                                        11,751               1,007,178
Interpublic Group of Companies                 17,993(b)              297,604
Knight-Ridder                                   3,472                 267,066
McGraw-Hill Companies                           8,302                 622,816
Meredith                                        2,179                 109,843
Monster Worldwide                               4,900(b)              119,952
New York Times Cl A                             6,454                 313,664
Omnicom Group                                   8,233                 678,399
Time Warner                                   196,126(b)            3,445,935
Tribune                                        13,539                 693,061
Univision Communications Cl A                  13,996(b)              495,039
Yahoo!                                         28,507(b)            1,335,553
Total                                                              15,980,157

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
15   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

AXP S&P 500 Index Fund
Common stocks (continued)

Metals (0.4%)
Alcoa                                          37,528              $1,282,707
Allegheny Technologies                          3,502                  32,919
Nucor                                           3,396                 191,229
Phelps Dodge                                    3,867(b)              292,616
United States Steel                             4,486                 152,748
Worthington Inds                                3,739                  61,058
Total                                                               2,013,277

Multi-industry (5.3%)
3M                                             34,036               2,691,908
Apollo Group Cl A                               7,643(b)              567,569
Cooper Inds Cl A                                4,058                 228,465
Crane                                           2,586                  77,683
Danaher                                         6,669                 610,547
Dover                                           8,789                 363,161
Eastman Kodak                                  12,422                 352,909
Emerson Electric                               18,243               1,165,728
General Electric                              435,510              14,646,202
Grainger (WW)                                   3,967                 190,971
ITT Inds                                        4,012                 299,054
Monsanto                                       11,358                 347,441
Pitney Bowes                                   10,138                 411,400
Robert Half Intl                                7,432(b)              174,578
Textron                                         5,893                 313,979
Tyco Intl                                      86,705(c)            2,319,359
Vulcan Materials                                4,418                 210,739
Total                                                              24,971,693

Paper & packaging (0.6%)
Avery Dennison                                  4,799                 298,306
Ball                                            2,452                 153,422
Bemis                                           2,311                 112,014
Boise Cascade                                   3,753                 121,785
Georgia-Pacific                                11,029                 309,915
Intl Paper                                     20,831                 880,526
MeadWestvaco                                    8,703                 234,720
Pactiv                                          6,827(b)              148,078
Sealed Air                                      3,695(b)              183,974
Weyerhaeuser                                    9,527                 585,529
Total                                                               3,028,269

Precious metals (0.2%)
Freeport McMoRan Cooper &
  Gold Cl B                                     8,460                 311,836
Newmont Mining                                 18,735                 780,500
Total                                                               1,092,336

Real estate investment trust (0.4%)
Apartment Investment
  & Management Cl A                             4,090                 143,886
Equity Office Properties Trust                 17,346                 514,309
Equity Residential                             11,940                 347,454
ProLogis                                        7,795                 254,429
Simon Property Group                            8,306                 432,327
Starwood Hotels &  Resorts Worldwide            8,782                 310,356
Total                                                               2,002,761

Restaurants (0.6%)
Darden Restaurants                              7,154                 143,080
McDonald's                                     55,046               1,416,884
Starbucks                                      16,959(b)              623,413
Wendy's Intl                                    4,945                 196,465
Yum! Brands                                    12,766(b)              432,895
Total                                                               2,812,737

Retail -- drugstores (0.5%)
CVS                                            17,122                 611,598
Walgreen                                       44,462               1,536,162
Total                                                               2,147,760

Retail -- general (5.4%)
AutoZone                                        3,859(b)              325,391
Bed Bath & Beyond                              12,839(b)              521,392
Best Buy                                       14,030                 706,972
Big Lots                                        5,074(b)               71,696
Circuit City Stores                             9,086                  97,220
Costco Wholesale                               19,864(b)              736,557
Dillard's Cl A                                  3,616                  61,327
Dollar General                                 14,609                 324,612
Family Dollar Stores                            7,486                 259,315
Federated Dept Stores                           7,848                 372,623
Gap                                            38,851                 721,852
Home Depot                                     98,681               3,500,215
Kohl's                                         14,739(b)              652,938

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                          Shares                Value(a)

Retail -- general (cont.)
Limited Brands                                 22,402                $407,716
Lowe's Companies                               34,100               1,826,055
May Dept Stores                                12,523                 412,007
Nordstrom                                       5,952                 233,914
Office Depot                                   13,585(b)              216,681
Penney (JC)                                    11,847                 310,154
RadioShack                                      7,120                 231,970
Sears, Roebuck & Co                            11,005                 486,971
Staples                                        21,484(b)              571,689
Target                                         39,531               1,500,597
Tiffany                                         6,364                 252,269
TJX Companies                                  21,820                 501,642
Toys "R" Us                                     9,268(b)              130,864
Wal-Mart Stores                               187,713              10,108,344
Total                                                              25,542,983

Retail -- grocery (0.3%)
Albertson's                                    15,906                 371,564
Kroger                                         32,327(b)              599,020
Safeway                                        19,175(b)              433,163
SUPERVALU                                       5,820                 168,198
Winn-Dixie Stores                               6,145                  40,311
Total                                                               1,612,256

Telecom equipment & services (1.4%)
ADC Telecommunications                         34,918(b)              122,213
Andrew Corp                                     6,669(b)              114,307
Avaya                                          18,080(b)              314,230
CIENA                                          20,554(b)              149,017
Corning                                        57,670(b)              745,096
Globix                                            104(b)                    3
JDS Uniphase                                   62,242(b)              317,434
Lucent Technologies                           181,888(b)              814,858
Motorola                                      100,958               1,673,884
QUALCOMM                                       34,699               2,027,116
Scientific-Atlanta                              6,593                 223,107
Tellabs                                        18,106(b)              179,249
Total                                                               6,680,514

Textiles & apparel (0.3%)
Jones Apparel Group                             5,470                 186,363
Liz Claiborne                                   4,738                 169,478
Nike Cl B                                      11,374                 792,313
Reebok Intl                                     2,558                  99,199
VF                                              4,692                 199,410
Total                                                               1,446,763

Utilities -- electric (2.4%)
AES                                            27,013(b)              263,647
Allegheny Energy                                5,510(b)               69,536
Ameren                                          7,052                 340,541
American Electric Power                        17,143                 559,719
Calpine                                        17,921(b)              104,300
CenterPoint Energy                             13,281                 139,451
Cinergy                                         7,733                 299,035
CMS Energy                                      6,994                  61,407
Consolidated Edison                             9,770                 428,219
Constellation Energy Group                      7,261                 292,110
Dominion Resources                             14,064                 902,346
DTE Energy                                      7,308                 285,743
Duke Energy                                    39,373                 855,575
Edison Intl                                    14,124                 310,728
Entergy                                         9,934                 580,940
Exelon                                         14,177                 949,575
FirstEnergy                                    14,301                 536,574
FPL Group                                       7,988                 525,211
PG&E                                           17,986(b)              482,924
Pinnacle West Capital                           3,964                 155,587
PPL                                             7,697                 351,907
Progress Energy                                10,636                 476,280
Public Service Enterprise Group                10,190                 463,034
Southern Co                                    31,751                 946,180
TECO Energy                                     8,150                 116,301
TXU                                            14,056                 337,344
Xcel Energy                                    17,290                 299,463
Total                                                              11,133,677

Utilities -- natural gas (0.4%)
Dynegy Cl A                                    16,361(b)               73,134
El Paso                                        26,385                 224,273
KeySpan                                         6,904                 251,789
Kinder Morgan                                   5,351                 315,726
Nicor                                           1,911                  63,350
NiSource                                       11,391                 239,211
Peoples Energy                                  1,604                  68,106
Sempra Energy                                   9,806                 305,358
Williams Companies                             22,479                 227,937
Total                                                               1,768,884

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
17   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                          Shares                Value(a)

Utilities -- telephone (2.9%)
ALLTEL                                         13,543                $659,273
AT&T                                           34,254                 666,583
BellSouth                                      80,155               2,342,931
CenturyTel                                      6,261                 165,290
Citizens Communications                        12,340(b)              144,748
McLeodUSA Cl A Escrow                           2,746(b,e)                 --
Qwest Communications Intl                      76,705(b)              309,888
SBC Communications                            143,596               3,661,698
Sprint (FON Group)                             39,202                 682,507
Sprint (PCS Group)                             44,899(b)              365,029
Verizon Communications                        119,779               4,415,054
Total                                                              13,413,001

Total common stocks
(Cost: $439,220,978)                                             $453,864,293

Other (--%) (b)
Issuer                                          Shares                Value(a)

Bank United
  Rights                                           60                     $11
Interactive
  Warrants                                         50                   1,982
Motient
  Warrants                                          4(e)                   --
Orbital Sciences
  Warrants                                         13                     102
Spectrasite
  Warrants                                          5                     226

Total other
(Cost: $15,073)                                                        $2,321

Short-term securities (3.1%)
Issuer              Annualized                  Amount                Value(a)
                   yield on date              payable at
                    of purchase                maturity

U.S. government agencies (1.7%)
Federal Home Loan Mtge Corp Disc Nts
   04-06-04             1.03%              $4,300,000              $4,292,277
   04-13-04             1.00                  900,000                 898,207
Federal Natl Mtge Assn Disc Nts
   02-18-04             1.08                  400,000                 399,793
   02-25-04             1.08                  500,000                 499,647
   04-07-04             1.00                  700,000                 698,723
   04-30-04             1.00                1,300,000               1,296,790
Total                                                               8,085,437

Commercial paper (1.4%)
Citigroup Global Markets
   02-02-04             1.02                2,800,000               2,799,763
Dorado Finance
   04-13-04             1.06                  600,000(f)              598,735
Galaxy Funding
   03-10-04             1.10                  500,000(f)              499,432
Grampian Funding LLC
   04-27-04             1.04                  900,000(f)              897,737
Scaldis Capital LLC
   04-13-04             1.04                  700,000(f)              698,524
Special Purpose Accounts Receivable
   02-24-04             1.11                1,100,000(f)            1,099,167
Total                                                               6,593,358

Total short-term securities
(Cost: $14,678,324)                                               $14,678,795

Total investments in securities
(Cost: $453,914,375)(g)                                          $468,545,409

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

AXP S&P 500 Index Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2004, the value of foreign securities represented 0.9% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):

     Type of security                                              Contracts
     Purchase contracts

     E-Mini S&P 500 Index, March 2004                                 255

(e)  Negligible market value.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Jan. 31, 2004, the value of these securities amounted to $3,793,595 or 0.8% of net assets.

(g) At Jan. 31, 2004, the cost of securities for federal income tax purposes was $461,984,428 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                $ 39,143,590
     Unrealized depreciation                                 (32,582,609)
                                                             -----------
     Net unrealized appreciation                            $  6,560,981
                                                            ------------

--------------------------------------------------------------------------------
19   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

Investments in Securities

AXP Mid Cap Index Fund

Jan. 31, 2004

(Percentages represent value of investments compared to net assets)

Common stocks (99.8%)
Issuer                                          Shares                Value(a)

Aerospace & defense (1.0%)
L-3 Communications Holdings                     4,307(b)             $230,252
Precision Castparts                             2,759                 129,094
Sequa Cl A                                        465(b)               26,459
Titan                                           3,626(b)               78,829
Total                                                                 464,634

Airlines (0.3%)
Alaska Air Group                                1,189(b)               33,054
JetBlue Airways                                 4,514(b)              102,603
Total                                                                 135,657

Automotive & related (1.8%)
Bandag                                            857                  35,917
BorgWarner                                      1,220                 113,362
CarMax                                          4,613(b)              153,844
Gentex                                          3,415                 149,338
Lear                                            3,011                 197,701
Modine Mfg                                      1,523                  40,771
O'Reilly Automotive                             2,415(b)               92,905
Superior Inds Intl                              1,191                  49,284
Total                                                                 833,122

Banks and savings & loans (9.5%)
Associated Banc-Corp                            3,261                 140,843
Astoria Financial                               3,533                 139,448
Bank of Hawaii                                  2,490                 109,037
Banknorth Group                                 7,194                 231,647
City Natl                                       2,178                 131,813
Colonial BancGroup                              5,537                  93,354
Commerce Bancorp                                3,376                 197,665
Compass Bancshares                              5,417                 213,538
Cullen/Frost Bankers                            2,307                  93,272
FirstMerit                                      3,765                  97,739
Greater Bay Bancorp                             2,329                  63,395
GreenPoint Financial                            5,934                 234,868
Hibernia Cl A                                   6,907                 156,651
Independence Community Bank                     2,422                  93,610
IndyMac Bancorp                                 2,474                  77,040
M&T Bank                                        5,343                 480,709
Mercantile Bankshares                           3,543                 154,794
Natl Commerce Financial                         9,124                 258,939
New York Community Bancorp                      9,013                 371,785
Provident Financial Group                       2,177                  74,214
Silicon Valley Bancshares                       1,546(b)               53,461
Sovereign Bancorp                              13,018                 294,337
TCF Financial                                   3,157                 158,039
Washington Federal                              3,103                  86,884
Webster Financial                               2,031                 102,261
Westamerica Bancorporation                      1,454                  71,740
Wilmington Trust                                2,938                 109,676
Total                                                               4,290,759

Beverages & tobacco (0.7%)
Constellation Brands                            4,679(b)              156,934
PepsiAmericas                                   6,423                 110,347
Universal                                       1,113                  54,392
Total                                                                 321,673

Broker dealers (1.9%)
E*TRADE Financial                              16,291(b)              227,911
Eaton Vance                                     3,069                 115,855
Edwards (AG)                                    3,501                 133,213
LaBranche                                       2,662                  26,567
Legg Mason                                      2,946                 260,868
Raymond James Financial                         2,165                  82,357
Total                                                                 846,771

Building materials & construction (0.1%)
Potlatch                                        1,280                  47,744

Cellular telecommunications (0.1%)
Price Communications                            2,408(b)               36,000

Chemicals (2.2%)
Airgas                                          3,290                  74,650
Albemarle                                       1,830                  54,150
Cabot                                           2,746                  86,444
Crompton                                        4,952                  35,159
Cytec Inds                                      1,738(b)               60,674
Ferro                                           1,838                  47,696
FMC                                             1,571(b)               53,712

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
20   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                          Shares                Value(a)

Chemicals (cont.)
IMC Global                                      5,123                 $57,941
Lubrizol                                        2,294                  72,835
Lyondell Chemical                               7,870                 134,891
Minerals Technologies                             907                  48,008
Olin                                            2,611                  49,792
RPM Intl                                        5,146                  86,967
Valspar                                         2,254                 111,573
Total                                                                 974,492

Computer hardware (1.4%)
Natl Instruments                                2,315                 114,060
Quantum                                         7,922(b)               28,915
SanDisk                                         3,529(b)              192,119
Storage Technology                              4,923(b)              142,767
Tech Data                                       2,529(b)              104,928
Varian                                          1,543(b)               61,720
Total                                                                 644,509

Computer software & services (7.3%)
3Com                                           16,600(b)              127,820
Activision                                      3,947(b)               74,243
Acxiom                                          3,778(b)               71,895
Advent Software                                 1,459(b)               27,502
Affiliated Computer Services Cl A               5,841(b)              323,884
Ascential Software                              2,643(b)               63,961
Avocent                                         2,088(b)               76,337
BISYS Group                                     5,261(b)               94,698
Cadence Design Systems                         11,708(b)              194,002
Ceridian                                        6,648(b)              136,683
Certegy                                         2,887                  92,586
CheckFree                                       3,543(b)              111,215
ChoicePoint                                     3,890(b)              149,765
Cognizant Technology Solutions                  2,845(b)              153,715
CSG Systems Intl                                2,330(b)               33,389
DST Systems                                     3,713(b)              158,954
Fair Isaac                                      2,144                 127,289
Henry (Jack) & Associates                       3,970                  72,492
Internet Security Systems                       2,216(b)               39,533
Investment Technology Group                     2,080(b)               33,800
Investors Financial Services                    2,905                 120,383
Keane                                           2,851(b)               45,987
Macromedia                                      2,787(b)               50,305
McDATA Cl A                                     5,137(b)               45,154
Mentor Graphics                                 3,034(b)               47,391
Network Associates                              7,184(b)              124,642
Retek                                           2,432(b)               23,372
Reynolds & Reynolds Cl A                        2,982                  79,351
RSA Security                                    2,679(b)               44,284
SEI Investments                                 4,691                 159,119
Sybase                                          4,303(b)               93,031
Synopsys                                        6,912(b)              243,924
Transaction Systems Architects Cl A             1,586(b)               35,590
Wind River Systems                              3,746(b)               31,391
Total                                                               3,307,687

Electronics (5.6%)
Arrow Electronics                               4,489(b)              120,126
Atmel                                          20,981(b)              148,126
Avnet                                           5,332(b)              140,498
Cabot Microelectronics                          1,102(b)               50,031
Credence Systems                                2,826(b)               40,073
Cree                                            3,302(b)               82,781
Cypress Semiconductor                           5,353(b)              113,484
Fairchild Semiconductor Intl Cl A               5,241(b)              128,405
Integrated Circuit Systems                      3,210(b)               82,658
Integrated Device Technology                    4,666(b)               85,015
Intersil Cl A                                   6,183                 162,241
Intl Rectifier                                  2,861(b)              144,767
KEMET                                           3,847(b)               58,474
Lam Research                                    5,807(b)              155,336
Lattice Semiconductor                           5,018(b)               53,843
LTX                                             2,333(b)               40,641
Micrel                                          4,102(b)               69,529
Microchip Technology                            9,233                 265,909
Newport                                         1,736(b)               34,842
Plexus                                          1,892(b)               41,492
RF Micro Devices                                8,255(b)               78,588
Semtech                                         3,284(b)               81,870
Silicon Laboratories                            2,214(b)              113,512
TriQuint Semiconductor                          5,975(b)               51,206
Vishay Intertechnology                          7,140(b)              165,933
Total                                                               2,509,380

Energy (2.8%)
Arch Coal                                       2,344                  64,741
Forest Oil                                      2,377(b)               59,068
Murphy Oil                                      4,089                 247,630
Noble Energy                                    2,525                 111,605
Pioneer Natural Resources                       5,252(b)              167,644
Pogo Producing                                  2,838                 113,236
Valero Energy                                   5,352                 283,229
XTO Energy                                      8,201                 215,112
Total                                                               1,262,265

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                          Shares                Value(a)

Energy equipment & services (3.3%)
Cooper Cameron                                  2,404(b)             $100,247
ENSCO Intl                                      6,671                 190,124
FMC Technologies                                2,947(b)               72,526
Grant Prideco                                   5,403(b)               73,481
Hanover Compressor                              3,276(b)               40,852
Helmerich & Payne                               2,230                  64,715
Natl-Oilwell                                    3,785(b)               97,312
Patterson-UTI Energy                            3,601(b)              124,523
Pride Intl                                      6,036(b)              113,779
Smith Intl                                      4,455(b)              215,888
Tidewater                                       2,695                  86,375
Varco Intl                                      4,344(b)               94,265
Weatherford Intl                                5,791(b)              233,492
Total                                                               1,507,579

Engineering & construction (0.8%)
Dycom Inds                                      2,148(b)               55,569
Granite Construction                            1,849                  39,421
Hovnanian Enterprises Cl A                      1,337(b)               98,644
Jacobs Engineering Group                        2,467(b)              110,718
Quanta Services                                 5,189(b)               42,446
Total                                                                 346,798

Environmental services (0.6%)
Republic Services                               7,051                 175,922
Stericycle                                      1,873(b)               82,787
Total                                                                 258,709

Financial services (0.9%)
AmeriCredit                                     6,964(b)              119,781
Radian Group                                    4,178                 194,528
Waddell & Reed Financial Cl A                   3,667                  97,322
Total                                                                 411,631

Food (2.2%)
Dean Foods                                      6,945(b)              222,240
Hormel Foods                                    6,165                 166,270
Interstate Bakeries                             1,995                  28,768
Sensient Technologies                           2,078                  42,454
Smithfield Foods                                4,926(b)              113,347
Smucker (JM)                                    2,227                 103,756
Tootsie Roll Inds                               2,296                  82,656
Tyson Foods Cl A                               15,596                 239,866
Total                                                                 999,357

Furniture & appliances (1.0%)
Furniture Brands Intl                           2,484                  76,060
HON Inds                                        2,592                 108,527
Miller (Herman)                                 3,246                  78,358
Mohawk Inds                                     2,958(b)              205,818
Total                                                                 468,763

Health care products (6.4%)
Apogent Technologies                            4,025(b)              109,319
Barr Pharmaceuticals                            2,992(b)              225,268
Beckman Coulter                                 2,744                 149,575
Cytyc                                           4,883(b)               79,105
DENTSPLY Intl                                   3,522                 147,924
Edwards Lifesciences                            2,638(b)               91,882
Gilead Sciences                                 9,012(b)              494,487
IVAX                                            8,742(b)              218,550
Millennium Pharmaceuticals                     13,410(b)              236,552
Mylan Laboratories                             11,965                 291,826
Perrigo                                         3,110                  51,844
Pharmaceutical Resources                        1,515(b)               93,945
Protein Design Labs                             4,172(b)               84,274
Sepracor                                        3,779(b)              102,222
STERIS                                          3,089(b)               78,152
Valeant Pharmaceuticals Intl                    3,697                  86,806
Varian Medical Systems                          3,027(b)              251,059
Vertex Pharmaceuticals                          3,459(b)               34,279
VISX                                            2,150(b)               42,936
Total                                                               2,870,005

Health care services (5.5%)
AdvancePCS                                      4,134(b)              236,010
Apria Healthcare Group                          2,272(b)               69,182
Charles River Laboratories Intl                 2,036(b)               81,745
Community Health Systems                        4,383(b)              123,864
Covance                                         2,760(b)               79,019
Coventry Health Care                            2,673(b)              177,220
First Health Group                              4,199(b)               83,224
Health Net                                      5,058(b)              168,431
Hillenbrand Inds                                2,750                 171,875
LifePoint Hospitals                             1,678(b)               57,908
Lincare Holdings                                4,378(b)              140,884
Omnicare                                        4,560                 200,777
Oxford Health Plans                             3,604                 173,713
PacifiCare Health Systems                       3,720(b)              122,202
Patterson Dental                                3,036(b)              200,224

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
22   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                          Shares                Value(a)

Health care services (cont.)
Schein (Henry)                                  1,942(b)             $136,212
Triad Hospitals                                 3,352(b)              120,169
Universal Health Services Cl B                  2,581                 141,749
Total                                                               2,484,408

Home building (1.8%)
Alexander & Baldwin                             1,860                  60,022
D.R. Horton                                    10,495                 294,895
Lennar                                          7,014                 309,318
Toll Brothers                                   3,251(b)              127,147
Total                                                                 791,382

Household products (1.2%)
Church & Dwight                                 1,801                  71,770
Dial                                            4,289                 122,665
Energizer Holdings                              3,763(b)              156,127
Scotts Cl A                                     1,436(b)               90,626
Viad                                            3,932                  98,575
Total                                                                 539,763

Indexes (2.1%)
S&P Mid-Cap 400
  Depositary Receipts                           8,710                 936,325

Industrial services (0.5%)
Fastenal                                        3,376                 162,318
United Rentals                                  3,430(b)               76,832
Total                                                                 239,150

Industrial transportation (1.8%)
ArvinMeritor                                    3,049                  67,688
C.H. Robinson Worldwide                         3,758                 142,428
CNF                                             2,212                  70,651
EGL                                             2,108(b)               33,833
Expeditors Intl of Washington                   4,672                 174,780
GATX                                            2,189                  49,471
Hunt (JB) Transport Services                    3,561(b)               93,690
Overseas Shipbuilding Group                     1,727                  60,825
Swift Transportation                            3,722(b)               73,696
Werner Enterprises                              3,550                  64,930
Total                                                                 831,992

Insurance (5.1%)
Allmerica Financial                             2,361(b)               81,879
American Financial Group                        3,248                  92,958
AmerUs Group                                    1,744                  63,918
Berkley (WR)                                    3,712                 142,949
Brown & Brown                                   3,056                 105,921
Everest Re Group                                2,478(c)              210,828
Fidelity Natl Financial                         6,599                 271,946
First American                                  3,481                 104,639
Gallagher (Arthur J)                            4,008                 125,370
HCC Insurance Holdings                          2,840                  87,472
Horace Mann Educators                           1,902                  29,671
Leucadia Natl                                   3,099                 152,440
MONY Group                                      2,099                  66,643
Ohio Casualty                                   2,712(b)               48,409
Old Republic Intl                               8,068                 208,719
PMI Group                                       4,227                 163,247
Protective Life                                 3,068                 108,607
StanCorp Financial Group                        1,300                  84,500
Unitrin                                         3,008                 132,532
Total                                                               2,282,648

Leisure time & entertainment (0.6%)
Boyd Gaming                                     2,870                  47,412
Callaway Golf                                   3,362                  60,213
Intl Speedway Cl A                              2,368                 111,321
Six Flags                                       4,122(b)               29,843
Total                                                                 248,789

Lodging & gaming (1.1%)
Caesars Entertainment                          13,488(b)              154,438
Extended Stay America                           4,322                  66,127
GTECH Holdings                                  2,623                 145,865
Mandalay Resort Group                           2,881                 135,032
Total                                                                 501,462

Machinery (2.2%)
AGCO                                            3,355(b)               67,637
Blyth                                           2,025                  67,372
Donaldson                                       1,931                 104,313
Federal Signal                                  2,136                  39,516
Flowserve                                       2,460(b)               47,355
Graco                                           2,046                  84,357
Harsco                                          1,819                  83,674
Kennametal                                      1,605                  68,052
Nordson                                         1,509                  54,656
SPX                                             3,391(b)               192,405
Tecumseh Products Cl A                            823                  36,681
Teleflex                                        1,767                  86,406
Trinity Inds                                    2,062                  66,190
Total                                                                 998,614

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                          Shares                Value(a)

Media (3.6%)
Banta                                           1,136                 $52,256
Belo Cl A                                       5,092                 140,285
Catalina Marketing                              2,378(b)               45,420
Dun & Bradstreet                                3,235(b)              161,459
Emmis Communications Cl A                       2,436(b)               63,263
Entercom Communications                         2,286(b)              108,836
Gartner Cl A                                    5,754(b)               65,423
Harte-Hanks                                     3,889                  84,391
Lee Enterprises                                 1,985                  89,742
Macrovision                                     2,178(b)               52,708
Media General Cl A                              1,048                  67,386
Reader's Digest Assn                            4,402                  61,012
Scholastic                                      1,751(b)               56,207
Valassis Communications                         2,316(b)               70,870
Washington Post Cl B                              424                 358,495
Westwood One                                    4,449(b)              135,917
Total                                                               1,613,670

Metals (0.3%)
Carpenter Technology                              995                  30,109
Peabody Energy                                  2,413                  96,592
Total                                                                 126,701

Miscellaneous (0.3%)
Aqua America                                    4,113                  89,664
Rollins                                         2,008                  50,802
Total                                                                 140,466

Multi-industry (4.9%)
AMETEK                                          1,485                  76,478
Brink's                                         2,415                  57,260
Career Education                                4,457(b)              224,454
Carlisle Companies                              1,373                  79,854
Corinthian Colleges                             1,972(b)              122,836
DeVry                                           3,118(b)               92,386
Diebold                                         3,233                 169,377
Education Management                            3,221(b)              108,129
Harris                                          2,963                 144,239
Hubbell Cl B                                    2,658                 106,719
Imation                                         1,585                  58,090
ITT Educational Services                        2,015(b)              111,571
Kelly Service Cl A                              1,543                  44,901
Korn/Ferry Intl                                 1,674(b)               21,427
Lancaster Colony                                1,592                  68,154
Manpower                                        3,857                 178,887
Martin Marietta Materials                       2,177                 100,142
MPS Group                                       4,648(b)               47,642
Pentair                                         2,197                 100,359
Ruddick                                         2,060                  38,934
Sylvan Learning Systems                         1,940(b)               58,607
YORK Intl                                       1,784                  68,060
Zebra Technologies Cl A                         2,104(b)              135,918
Total                                                               2,214,424

Paper & packaging (1.1%)
Bowater                                         2,465                 110,309
Glatfelter                                      1,948                  23,376
Longview Fibre                                  2,274                  29,175
Packaging Corp of America                       4,693                 101,557
Rayonier                                        2,174                  85,873
Sonoco Products                                 4,319                 101,842
Wausau-Mosinee Paper                            2,295                  29,169
Total                                                                 481,301

Real estate investment trust (1.7%)
AMB Property                                    3,639                 127,183
Highwoods Properties                            2,365                  64,565
Hospitality Properties Trust                    2,785                 116,552
Liberty Property Trust                          3,565                 137,538
Mack-Cali Realty                                2,595                 105,279
New Plan Excel Realty Trust                     4,348                 109,613
United Dominion Realty Trust                    5,650                 104,525
Total                                                                 765,255

Restaurants (1.8%)
Applebee's Intl                                 2,446                  93,242
Bob Evans Farms                                 1,557                  49,092
Brinker Intl                                    4,304(b)              152,146
CBRL Group                                      2,203                  82,679
Cheesecake Factory (The)                        2,300(b)               98,463
Krispy Kreme Doughnuts                          2,682(b)               95,586
Outback Steakhouse                              3,329                 147,608
Ruby Tuesday                                    2,894                  80,858
Total                                                                 799,674

Retail -- drugstores (0.1%)
Longs Drug Stores                               1,668                  37,146

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
24   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                          Shares                Value(a)

Retail -- general (5.3%)
99 Cents Only Stores                            3,209(b)              $81,348
Abercrombie & Fitch                             4,303(b)              111,448
American Eagle Outfitters                       3,169(b)               58,943
Barnes & Noble                                  2,964(b)              100,331
BJ's Wholesale Club                             3,105(b)               67,223
Borders Group                                   3,446                  75,709
CDW                                             3,704                 251,649
Claire's Stores                                 4,354                  79,678
Copart                                          3,958(b)               66,692
Dollar Tree Stores                              5,122(b)              163,955
Michaels Stores                                 2,983                 133,549
Neiman Marcus Group Cl A                        2,178                 120,226
Payless ShoeSource                              3,029(b)               40,710
PETsMART                                        6,365                 149,387
Pier 1 Imports                                  3,959                  82,149
Rent-A-Center                                   3,601(b)              112,243
Ross Stores                                     6,765                 189,082
Saks                                            6,102(b)              103,734
Sotheby's Holdings Cl A                         2,746(b)               38,499
Whole Foods Market                              2,665                 179,808
Williams-Sonoma                                 5,196(b)              166,844
Total                                                               2,373,207

Telecom equipment & services (1.0%)
ADTRAN                                          3,521                 121,193
Advanced Fibre Communications                   3,868(b)               91,323
CommScope                                       2,638(b)               49,146
Plantronics                                     1,976(b)               79,139
Polycom                                         4,415(b)              104,503
Powerwave Technologies                          2,810(b)               27,679
Total                                                                 472,983

Textiles & apparel (1.1%)
Chico's FAS                                     3,878(b)              142,866
Coach                                           8,260(b)              292,652
Timberland Cl A                                 1,559(b)               77,669
Total                                                                 513,187

Utilities -- electric (4.7%)
Allete                                          3,868                 126,677
Alliant Energy                                  4,927                 127,560
Aquila                                          8,687(b)               33,445
Black Hills                                     1,432                  42,674
DPL                                             5,629                 113,931
Duquesne Light Holdings                         3,352                  63,822
Energy East                                     6,499                 152,727
Great Plains Energy                             3,083                 102,417
Hawaiian Electric Inds                          1,679                  85,310
Idacorp                                         1,701                  52,391
Northeast Utilities                             5,956                 114,653
NSTAR                                           2,361                 115,571
OGE Energy                                      3,869                  94,520
Pepco Holdings                                  7,627                 153,532
PNM Resources                                   1,792                  53,939
Puget Energy                                    4,194                  99,104
SCANA                                           4,928                 171,100
Sierra Pacific Resources                        5,216(b)               41,050
Vectren                                         3,366                  83,275
Westar Energy                                   3,226                  63,165
Wisconsin Energy                                5,236                 173,258
WPS Resources                                   1,611                  77,344
Total                                                               2,141,465

Utilities -- natural gas (1.7%)
AGL Resources                                   2,861                  83,999
Equitable Resources                             2,770                 121,575
MDU Resources Group                             5,039                 119,021
Natl Fuel Gas                                   3,619                  90,837
ONEOK                                           4,214                  95,616
Questar                                         3,695                 129,805
Western Gas Resources                           1,480                  68,672
WGL Holdings                                    2,164                  60,484
Total                                                                 770,009

Utilities -- telephone (0.5%)
Cincinnati Bell                                10,870(b)               59,785
Telephone & Data Systems                        2,556                 169,412
Total                                                                 229,197

Total common stocks
(Cost: $38,457,296)                                                $45,070,753

Total investments in securities
(Cost: $38,457,296)(d)                                             $45,070,753

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
25   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

AXP Mid Cap Index Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2004, the value of foreign securities represented 0.5% of net assets.

(d) At Jan. 31, 2004, the cost of securities for federal income tax purposes was $38,623,885 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $ 8,864,037
     Unrealized depreciation                                        (2,417,169)
                                                                    ----------
     Net unrealized appreciation                                   $ 6,446,868
                                                                   -----------

--------------------------------------------------------------------------------
26   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

Financial Statements

Statements of assets and liabilities
AXP Market Advantage Series, Inc.
                                                                                         AXP                AXP
                                                                                       S&P 500            Mid Cap
Jan. 31, 2004                                                                        Index Fund         Index Fund
Assets
Investments in securities, at value (Note 1)
   (identified cost $453,914,375 and $38,457,296)                                   $468,545,409        $45,070,753
Cash in bank on demand deposit                                                            31,346            140,468
Capital shares receivable                                                                 94,618             97,227
Dividends and accrued interest receivable                                                514,862             23,708
                                                                                         -------             ------
Total assets                                                                         469,186,235         45,332,156
                                                                                     -----------         ----------
Liabilities
Capital shares payable                                                                   186,845             19,887
Payable for investment securities purchased                                                3,789            119,742
Accrued investment management services fee                                                 3,083                320
Accrued distribution fee                                                                     483                145
Accrued transfer agency fee                                                                  688                 92
Accrued administrative services fee                                                        1,028                 98
Other accrued expenses                                                                   123,253             32,545
                                                                                         -------             ------
Total liabilities                                                                        319,169            172,829
                                                                                         -------            -------
Net assets applicable to outstanding capital stock                                  $468,867,066        $45,159,327
                                                                                    ============        ===========
Represented by
Capital stock -- $.01 par value (Note 1)                                            $  1,067,979        $    69,161
Additional paid-in capital                                                           495,156,043         37,723,606
Undistributed net investment income                                                      403,020             16,223
Accumulated net realized gain (loss) (Note 7)                                        (42,760,752)           736,880
Unrealized appreciation (depreciation) on investments (Note 5)                        15,000,776          6,613,457
                                                                                      ----------          ---------
Total -- representing net assets applicable to outstanding capital stock            $468,867,066        $45,159,327
                                                                                    ============        ===========
Net assets applicable to outstanding shares:               Class D                  $ 70,422,928        $21,246,475
                                                           Class E                  $398,444,138        $23,912,852
Shares outstanding:                                        Class D shares             16,090,098          3,257,853
                                                           Class E shares             90,707,752          3,658,235
Net asset value per share of outstanding capital stock:    Class D                  $       4.38        $      6.52
                                                           Class E                  $       4.39        $      6.54
                                                                                    ------------        -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
27   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

Statements of operations
AXP Market Advantage Series, Inc.
                                                                                         AXP                AXP
                                                                                       S&P 500            Mid Cap
Year ended Jan. 31, 2004                                                             Index Fund         Index Fund
Investment income
Income:
Dividends                                                                           $  6,876,558        $   446,946
Interest                                                                                 129,411                540
Fee income from securities lending (Note 3)                                                1,454                 --
                                                                                       ---------            -------
Total income                                                                           7,007,423            447,486
                                                                                       ---------            -------
Expenses (Note 2):
Investment management services fee                                                       954,894             98,049
Distribution fee -- Class D                                                              152,227             43,306
Transfer agency fee                                                                      295,382             31,452
Administrative services fees and expenses                                                324,551             30,207
Compensation of board members                                                              9,142              8,158
Custodian fees                                                                            83,045             23,771
Printing and postage                                                                      32,832              3,533
Registration fees                                                                          9,588             53,289
Licensing fees                                                                            20,790             10,192
Audit fees                                                                                18,500             17,500
Other                                                                                      6,989                 47
                                                                                       ---------            -------
Total expenses                                                                         1,907,940            319,504
   Expenses waived/reimbursed by AEFC (Note 2)                                          (202,684)          (105,832)
                                                                                        --------           --------
                                                                                       1,705,256            213,672
   Earnings credits on cash balances (Note 2)                                             (2,281)              (477)
                                                                                       ---------            -------
Total net expenses                                                                     1,702,975            213,195
                                                                                       ---------            -------
Investment income (loss) -- net                                                        5,304,448            234,291
                                                                                       ---------            -------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                     (2,015,239)         1,146,264
   Futures contracts                                                                   2,104,616             46,113
                                                                                       ---------             ------
Net realized gain (loss) on investments                                                   89,377          1,192,377
Net change in unrealized appreciation (depreciation) on investments                  111,276,001         11,892,977
                                                                                     -----------         ----------
Net gain (loss) on investments                                                       111,365,378         13,085,354
                                                                                     -----------         ----------
Net increase (decrease) in net assets resulting from operations                     $116,669,826        $13,319,645
                                                                                    ============        ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
28   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

Statements of changes in net assets
AXP Market Advantage Series, Inc.

                                                          AXP S&P 500 Index Fund                  AXP Mid Cap Index Fund
Year ended Jan. 31,                                       2004              2003                  2004              2003
Operations and distributions
Investment income (loss) -- net                      $  5,304,448       $  3,302,618          $   234,291      $   149,797
Net realized gain (loss) on investments                    89,377        (22,066,277)           1,192,377           31,111
Net change in unrealized appreciation
   (depreciation) on investments                      111,276,001        (51,386,447)          11,892,977       (5,916,306)
                                                      -----------        -----------           ----------       ----------
Net increase (decrease) in net assets resulting
   from operations                                    116,669,826        (70,150,106)          13,319,645       (5,735,398)
                                                      -----------        -----------           ----------       ----------
Distributions to shareholders from:
   Net investment income
     Class D                                             (710,198)          (498,620)             (75,425)         (53,892)
     Class E                                           (4,879,553)        (2,576,320)            (154,604)         (87,920)
   Net realized gain
     Class D                                                   --                 --             (104,161)        (279,898)
     Class E                                                   --                 --             (137,602)        (276,238)
                                                       ----------         ----------             --------         --------
Total distributions                                    (5,589,751)        (3,074,940)            (471,792)        (697,948)
                                                       ----------         ----------             --------         --------
Capital share transactions (Note 4)
Proceeds from sales
   Class D shares                                      15,544,084         28,335,172            3,982,493        7,214,236
   Class E shares                                      93,921,439        141,892,347            8,846,997        6,477,232
Fund merger (Note 8)
   Class D shares                                              --         19,596,991                   --               --
   Class E shares                                              --         14,872,938                   --               --
Reinvestment of distributions at net asset value
   Class D shares                                         654,104            461,207              142,155          260,815
   Class E shares                                       4,774,806          2,506,957              184,378          175,487
Payments for redemptions
   Class D shares                                     (18,493,842)       (18,110,532)          (3,486,471)      (2,383,856)
   Class E shares                                     (55,451,143)       (24,552,591)          (6,774,570)      (1,916,525)
                                                      -----------        -----------           ----------       ----------
Increase (decrease) in net assets from
   share transactions                                  40,949,448        165,002,489            2,894,982        9,827,389
                                                       ----------        -----------            ---------        ---------
Total increase (decrease) in net assets               152,029,523         91,777,443           15,742,835        3,394,043
Net assets at beginning of year                       316,837,543        225,060,100           29,416,492       26,022,449
                                                      -----------        -----------           ----------       ----------
Net assets at end of year                            $468,867,066       $316,837,543          $45,159,327      $29,416,492
                                                     ============       ============          ===========      ===========
Undistributed net investment income                  $    403,020       $    726,601          $    16,223      $    16,422
                                                     ------------       ------------          -----------      -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
29   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

Notes to Financial Statements

AXP Market Advantage Series, Inc.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The primary investments of each Fund are as follows:

AXP S&P 500 Index Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).

AXP Mid Cap Index Fund invests in common stocks included in the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index).

While each Fund may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

The Funds offer Class D and Class E shares and are sold without a sales charge. Class E shares are only available to American Express brokerage accounts or qualifying institutional investors.

Both classes of shares have identical voting, dividend and liquidation rights. The distribution fee (class specific expense) differs between classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. American Express Financial Corporation (AEFC) may use fair value if a security's value has been materially affected by events after the close of the primary exchanges or markets on which the security is traded and before the NAV is calculated. The fair value of a security may be different from the quoted or published price. AEFC will price a security at fair value in accordance with procedures adopted by the Fund and board if a reliable market quotation is not readily available. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
30   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

Option transactions

As part of its indexing strategies, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Funds may enter into foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations.

Futures transactions

As part of its indexing strategies, the Funds may buy and sell futures contracts traded on any U.S. or foreign exchange. The Funds also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
31   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

Federal taxes

Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

On the statements of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                         AXP             AXP
                                                       S&P 500         Mid Cap
                                                     Index Fund      Index Fund
Undistributed net investment income                   $(38,278)       $(4,461)
Accumulated net realized gain (loss)                    38,278          4,461
                                                        ------          -----
Additional paid-in capital reduction (increase)       $     --        $    --
                                                      --------        -------

The tax character of distributions paid for the years indicated is as follows:

                                                        2004            2003
AXP S&P 500 Index Fund

Class D
Distributions paid from:
   Ordinary income                                  $  710,198     $  498,620
   Long-term capital gain                                   --             --

Class E
Distributions paid from:
   Ordinary income                                   4,879,553      2,576,320
   Long-term capital gain                                   --             --

AXP Mid Cap Index Fund

Class D
Distributions paid from:
   Ordinary income                                  $  163,784     $  106,014
   Long-term capital gain                               15,802        227,776

Class E
Distributions paid from:
   Ordinary income                                     271,331        139,360
   Long-term capital gain                               20,875        224,798

--------------------------------------------------------------------------------
32   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

As of Jan. 31, 2004, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                  Accumulated      Unrealized
                                Undistributed      long-term      appreciation
Fund                           ordinary income    gain (loss)    (depreciation)
AXP S&P 500 Index Fund           $392,527        $(34,310,464)     $6,560,981
AXP Mid Cap Index Fund            198,836             720,856       6,446,868

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES

Each Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets in reducing percentages as follows:

Fund                                                         Percentage range
AXP S&P 500 Index Fund                                        0.24% to 0.21%
AXP Mid Cap Index Fund                                        0.26% to 0.23%

Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages as follows:

Fund                                                         Percentage range
AXP S&P 500 Index Fund                                       0.080% to 0.065%
AXP Mid Cap Index Fund                                       0.080% to 0.065%

A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other American Express mutual funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

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33   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class D $19.50

o   Class E $19.50

In addition, AECSC is entitled to charge an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

Under terms of a prior agreement that ended April 30, 2003, each Fund paid a transfer agency fee at an annual rate per shareholder account of $19 for Class D and $19 for Class E.

Each Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of 0.25% of each Fund's average daily net assets attributable to Class D shares.

For the year ended Jan. 31, 2004, AEFC and its affiliates waived certain fees and expenses to 0.64% for Class D and 0.39% for Class E for AXP S&P 500 Index Fund and 0.70% for Class D and 0.45% for Class E for AXP Mid Cap Index Fund. In addition, AEFC and its affiliates have agreed to waive certain fees and expenses until Jan. 31, 2005 for AXP S&P 500 Index Fund. For AXP Mid Cap Index Fund AEFC and its affiliates have agreed to waive certain fees and expenses through the date of the next shareholder meeting scheduled to be held on June 9, 2004, although, if the proposal is not approved, the waiver can be discontinued at any time after that. Under this agreement, net expenses will not exceed 0.64% for Class D and 0.39% for Class E for AXP S&P 500 Index Fund and 0.70% for Class D and 0.45% for Class E for AXP Mid Cap Index Fund.

Shares held in the Funds for less than 180 days are subject to a redemption fee of 0.50% of the proceeds of the redeemed shares. The redemption fee is retained by the Funds and accounted for as an addition to paid-in capital. For accounts under $10,000, an annual fee of $10 is charged and deducted from the shareholder's account.

During the year ended Jan. 31, 2004, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                                                Reduction
AXP S&P 500 Index Fund                                               $2,281
AXP Mid Cap Index Fund                                                  477

Each Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

--------------------------------------------------------------------------------
34   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

3. SECURITIES TRANSACTIONS

For the year ended Jan. 31, 2004, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                             Purchases         Proceeds
AXP S&P 500 Index Fund                          $49,394,306      $13,787,819
AXP Mid Cap Index Fund                           19,802,753       17,200,112

Realized gains and losses are determined on an identified cost basis.

Income from securities lending for AXP S&P 500 Index Fund amounted to $1,454 for the year ended Jan. 31, 2004. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                   AXP S&P 500 Index Fund
                                                   Year ended Jan. 31, 2004
                                                 Class D            Class E
Sold                                           4,044,951         25,006,777
Issued for reinvested distributions              155,369          1,128,796
Redeemed                                      (4,978,115)       (13,936,120)
                                              ----------        -----------
Net increase (decrease)                         (777,795)        12,199,453
                                                --------         ----------

                                                  Year ended Jan. 31, 2003
                                                 Class D            Class E
Sold                                           7,386,029         37,627,768
Fund merger                                    5,505,838          4,149,202
Issued for reinvested distributions              134,856            730,891
Redeemed                                      (4,898,517)        (6,769,959)
                                              ----------         ----------
Net increase (decrease)                        8,128,206         35,737,902
                                               ---------         ----------

                                                   AXP Mid Cap Index Fund
                                                  Year ended Jan. 31, 2004
                                                 Class D            Class E
Sold                                             709,058          1,553,166
Issued for reinvested distributions               22,564             29,220
Redeemed                                        (648,612)        (1,079,084)
                                                --------         ----------
Net increase (decrease)                           83,010            503,302
                                                  ------            -------

                                                  Year ended Jan. 31, 2003
                                                 Class D            Class E
Sold                                           1,331,384          1,192,139
Issued for reinvested distributions               54,678             36,713
Redeemed                                        (458,134)          (361,543)
                                                --------           --------
Net increase (decrease)                          927,928            867,309
                                                 -------            -------

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35   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

5. STOCK INDEX FUTURES CONTRACTS

Investments in securities as of Jan. 31, 2004, included securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:

                                             Open      Notional        Net
                             Market        purchase     market     unrealized
                              value         (sale)       value     gain (loss)
Fund                      of collateral    contracts  on futures   on futures
AXP S&P 500 Index Fund     $1,840,749         255     $14,406,225   $369,742

See "Summary of significant accounting policies" and "Notes to investments in securities."

6. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50%, or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Neither Fund had borrowings outstanding during the year ended Jan. 31, 2004.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, capital loss carry-overs are as follows as of Jan. 31, 2004:

Fund                              Carry-over                  Expiration date
AXP S&P 500 Index Fund           $34,310,462                     2009-2013
AXP Mid Cap Index Fund                    --                        --

The carry-over for AXP S&P 500 Index Fund includes $7,803,814 acquired in connection with the AXP Nasdaq 100 Index Fund and AXP Total Stock Market Index Fund merger (Note 8). In addition to the acquired capital loss carry-overs, the Fund also acquired unrealized capital losses as a result of the mergers. The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized losses is limited by the Internal Revenue Code. It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carry-over has been offset or expires.

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36   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

8. FUND MERGER

At the close of business on Dec. 6, 2002, AXP S&P 500 Index Fund acquired the assets and assumed the identified liabilities of AXP Nasdaq 100 Index Fund and AXP Total Stock Market Index Fund.

The aggregate net assets of AXP S&P 500 Index Fund immediately before the acquisition were $284,401,828.

The merger was accomplished by a tax-free exchange of the following:

AXP Nasdaq 100 Index Fund                        Shares             Value
Class D                                        4,365,912         $9,306,406
Class E                                        2,280,863          4,888,317

AXP Total Stock Market Index Fund               Shares              Value
Class D                                        2,799,290        $10,290,585
Class E                                        2,717,465          9,984,621

In exchange for the AXP Nasdaq 100 Index Fund and AXP Total Stock Market Index Fund shares and net assets, AXP S&P 500 Index Fund issued the following number of shares:

                                                                    Shares
Class D                                                           5,505,838
Class E                                                           4,149,202

The net assets for AXP Nasdaq 100 Index Fund and AXP Total Stock Market Index Fund at that date were as follows, which include the following amounts of capital stock, unrealized depreciation and accumulated net realized loss.

                                         Total net                      Unrealized     Accumulated net  Undistributed net
                                          assets       Capital stock   depreciation     realized loss   investment income
AXP Nasdaq 100 Index Fund               $14,194,723    $50,724,211      $(14,759,544)   $(21,659,795)     $(110,149)
AXP Total Stock Market Index Fund        20,275,206     31,126,564        (7,732,319)     (3,128,744)         9,705

9. SUBSEQUENT EVENT

Shareholders of AXP Mid Cap Index Fund will be asked to approve a liquidation of the Fund at a shareholder meeting on June 9, 2004. This approval is not guaranteed. If shareholder approval is obtained, no new purchases or exchanges into the Fund will be allowed, although existing shareholders may redeem or exchange out of the Fund.

--------------------------------------------------------------------------------
37   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

AXP S&P 500 Index Fund

Class D
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                2004       2003        2002      2001        2000(b)
Net asset value, beginning of period                                       $3.31     $ 4.36       $5.30     $5.42       $5.07
Income from investment operations:
Net investment income (loss)                                                 .04        .03         .02       .02         .01
Net gains (losses) (both realized and unrealized)                           1.07      (1.05)       (.91)     (.12)        .35
Total from investment operations                                            1.11      (1.02)       (.89)     (.10)        .36
Less distributions:
Dividends from net investment income                                        (.04)      (.03)       (.02)     (.01)       (.01)
Distributions from realized gains                                             --         --        (.03)     (.01)         --
Total distributions                                                         (.04)      (.03)       (.05)     (.02)       (.01)
Net asset value, end of period                                             $4.38     $ 3.31       $4.36     $5.30       $5.42

Ratios/supplemental data
Net assets, end of period (in millions)                                      $70        $56         $38       $21          $7
Ratio of expenses to average daily net assets(c),(d)                        .64%       .63%        .64%      .62%        .64%(f)
Ratio of net investment income (loss) to average daily net assets          1.13%      1.03%        .74%      .65%        .52%(f)
Portfolio turnover rate (excluding short-term securities)                     4%         9%         27%       82%         37%
Total return                                                              33.72%    (23.43%)    (16.74%)   (1.73%)      7.72%(g)

See accompanying notes to financial highlights.

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38   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

AXP S&P 500 Index Fund

Class E
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                2004       2003        2002      2001        2000(b)
Net asset value, beginning of period                                       $3.32     $ 4.37       $5.31     $5.42       $5.07
Income from investment operations:
Net investment income (loss)                                                 .05        .04         .03       .03         .01
Net gains (losses) (both realized and unrealized)                           1.07      (1.05)       (.91)     (.11)        .35
Total from investment operations                                            1.12      (1.01)       (.88)     (.08)        .36
Less distributions:
Dividends from net investment income                                        (.05)      (.04)       (.03)     (.02)       (.01)
Distributions from realized gains                                             --         --        (.03)     (.01)         --
Total distributions                                                         (.05)      (.04)       (.06)     (.03)       (.01)
Net asset value, end of period                                             $4.39     $ 3.32       $4.37     $5.31       $5.42

Ratios/supplemental data
Net assets, end of period (in millions)                                     $398       $261        $187       $87          $9
Ratio of expenses to average daily net assets(c),(e)                        .39%       .38%        .39%      .35%        .39%(f)
Ratio of net investment income (loss) to average daily net assets          1.37%      1.30%        .98%     1.05%        .83%(f)
Portfolio turnover rate (excluding short-term securities)                     4%         9%         27%       82%         37%
Total return                                                              33.91%    (23.24%)    (16.55%)   (1.35%)      7.75%(g)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class D would have been 0.69%, 0.84%, 0.97%, 1.18% and 4.00% for the periods ended Jan. 31, 2004, 2003, 2002,
     2001 and 2000, respectively.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class E would have been 0.44%, 0.59%, 0.72%, 0.73% and 3.70% for the periods ended Jan. 31, 2004, 2003, 2002,
     2001 and 2000, respectively.

(f)  Adjusted to an annual basis.

(g)  Not annualized.

--------------------------------------------------------------------------------
39   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

AXP Mid Cap Index Fund

Class D
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                2004       2003       2002      2001    2000(b)
Net asset value, beginning of period                                       $4.64     $ 5.73      $6.20     $5.71    $5.07
Income from investment operations:
Net investment income (loss)                                                 .02        .02        .02       .03      .01
Net gains (losses) (both realized and unrealized)                           1.91      (1.00)      (.27)     1.20      .64
Total from investment operations                                            1.93       (.98)      (.25)     1.23      .65
Less distributions:
Dividends from net investment income                                        (.02)      (.02)      (.02)     (.03)    (.01)
Distributions from realized gains                                           (.03)      (.09)      (.20)     (.71)      --
Total distributions                                                         (.05)      (.11)      (.22)     (.74)    (.01)
Net asset value, end of period                                             $6.52     $ 4.64      $5.73     $6.20    $5.71

Ratios/supplemental data
Net assets, end of period (in millions)                                      $21        $15        $13        $9       $4
Ratio of expenses to average daily net assets(c),(d)                        .70%       .69%       .70%      .66%     .69%(f)
Ratio of net investment income (loss) to average daily net assets           .49%       .40%       .35%      .42%     .59%(f)
Portfolio turnover rate (excluding short-term securities)                    46%        53%        58%      109%      16%
Total return                                                              41.75%    (17.20%)    (4.04%)   22.62%   12.87%(g)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
40   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

AXP Mid Cap Index Fund

Class E
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                2004       2003       2002      2001     2000(b)
Net asset value, beginning of period                                       $4.65     $ 5.74      $6.21     $5.71    $5.07
Income from investment operations:
Net investment income (loss)                                                 .04        .03        .03       .04      .02
Net gains (losses) (both realized and unrealized)                           1.92      (1.00)      (.27)     1.21      .64
Total from investment operations                                            1.96       (.97)      (.24)     1.25      .66
Less distributions:
Dividends from net investment income                                        (.04)      (.03)      (.03)     (.04)    (.02)
Distributions from realized gains                                           (.03)      (.09)      (.20)     (.71)      --
Total distributions                                                         (.07)      (.12)      (.23)     (.75)    (.02)
Net asset value, end of period                                             $6.54     $ 4.65      $5.74     $6.21    $5.71

Ratios/supplemental data
Net assets, end of period (in millions)                                      $24        $15        $13       $11       $8
Ratio of expenses to average daily net assets(c),(e)                        .45%       .44%       .45%      .42%     .45%(f)
Ratio of net investment income (loss) to average daily net assets           .74%       .65%       .61%      .67%     .83%(f)
Portfolio turnover rate (excluding short-term securities)                    46%        53%        58%      109%      16%
Total return                                                              42.16%    (16.98%)    (3.84%)   23.06%   12.92%(g)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class D would have been 0.99%, 1.15%, 1.20%, 1.32% and 2.22% for the periods ended Jan. 31, 2004, 2003, 2002,
     2001 and 2000, respectively.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class E would have been 0.74%, 0.90%, 0.95%, 1.08% and 1.96% for the periods ended Jan. 31, 2004, 2003, 2002,
     2001 and 2000, respectively.

(f)  Adjusted to an annual basis.

(g)  Not annualized.

--------------------------------------------------------------------------------
41   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP MARKET ADVANTAGE SERIES, INC.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of AXP S&P 500 Index Fund and AXP Mid Cap Index Fund (funds within AXP Market Advantage Series, Inc.) as of January 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended January 31, 2004, and the financial highlights for each of the years in the four-year period ended January 31, 2004 and for the period from October 25, 1999 (when shares became publicly available) to January 31, 2000. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP S&P 500 Index Fund and AXP Mid Cap Index Fund as of January 31, 2004, and the results of their operations, changes in their net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

March 22, 2004

--------------------------------------------------------------------------------
42   --   AXP INDEX FUNDS   --   2004 ANNUAL REPORT

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation as amended on Jan. 16, 1990, filed as Exhibit 1 to Registration Statement No. 33-30770 are incorporated by reference.

(a)(2) Amendment to Articles of Incorporation, dated June 16, 1999, filed as Exhibit (a)(1) to Post-Effective Amendment No. 26 to Registration Statement No. 33-30770 is incorporated by reference.

(a)(3) Amendment to Articles of Incorporation, dated Nov. 14, 2002, filed on or about Jan. 21, 2003, as Exhibit (a)(3) to Post-Effective Amendment No. 28 to Registration Statement No. 33-30770, is incorporated by reference.

(b) By-laws as amended Jan. 11, 2001, filed as exhibit (b) to Post-Effective Amendment No. 26 to Registration Statement No. 33-30770 is incorporated by reference.

(c)     Instruments Defining Rights of Security Holders: Not Applicable.

(d)(1) Investment Management Services Agreement between Registrant, on behalf of AXP Blue Chip Advantage Fund, and American Express Financial Corporation, dated Dec. 1, 2002, filed on or about Jan. 21, 2003, as Exhibit (d)(1) to Registrant's Post-Effective Amendment No. 28 to Registration Statement No. 33-30770, is incorporated by reference.

(d)(2) Investment Management Services Agreement between Registrant, on behalf of AXP Small Company Index Fund, and American Express Financial Corporation, dated Dec. 1, 2002, filed on or about Jan. 21, 2003, as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 28 to Registration Statement No. 33-30770, is incorporated by reference.

(d)(3) Investment Management Services Agreement between Registrant, on behalf of AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, and American Express Financial Corporation, dated September 9, 1999, is incorporated by reference to Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 23 filed on or about Oct. 14, 1999.

(d)(4) Investment Management Services Agreement between Registrant, on behalf of AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund, AXP Portfolio Builder Moderate Aggressive Fund, AXP Portfolio Builder Aggressive Fund, AXP Portfolio Builder Total Equity Fund, and American Express Financial Corporation, dated November 13, 2003 filed on or about Jan. 16, 2004, as exhibit (d)(4) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 33-30770 is incorporated by reference.

(e)(1) Distribution Agreement, dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc., Post-Effective Amendment No. 22 to Registration Statement File No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement for AXP Blue Chip Advantage Fund and AXP Small Company Index Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(e)(2) Distribution Agreement between Registrant, on behalf of AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, and American Express Financial Advisors Inc., dated September 9, 1999, is incorporated by reference to Exhibit (e)(2) to Registrant's Post-Effective Amendment No. 23 filed on or about Oct. 14, 1999.

(e)(3) Distribution Agreement between Registrant, on behalf of AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund, AXP Portfolio Builder Moderate Aggressive Fund, AXP Portfolio Builder Aggressive Fund, AXP Portfolio Builder Total Equity Fund, and American Express Financial Corporation, dated November 13, 2003 filed on or about Jan. 16, 2004, as exhibit (e)(3) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 33-30770 is incorporated by reference.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between Registrant, on behalf of IDS Blue Chip Advantage Fund, and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit 8 to Post-Effective Amendment No. 13 to Registration Statement No. 33-30770 is incorporated by reference.

(g)(2) Custodian Agreement between Registrant, on behalf of IDS Small Company Index Fund, and American Express Trust Company, dated August 19, 1996, filed electronically as Exhibit 8(a) to Post-Effective Amendment No. 16 to Registration Statement No. 33-30770 is incorporated by reference.

(g)(3) Custodian Agreement between Registrant, on behalf of AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, and American Express Trust Company, dated September 9, 1999, is incorporated by reference to Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 23 filed on or about Oct. 14, 1999.

(g)(4) Custodian Agreement, dated May 13, 1999, between American Express Trust Company and The Bank of New York is incorporated by reference to Exhibit
        (g)(3) to IDS Precious Metals Fund, Inc., Post-Effective Amendment No. 33 to Registration Statement File No. 2-93745 filed on or about May 24, 1999.

(g)(5) Custodian Agreement Amendment between IDS International Fund, Inc. and American Express Trust Company, dated October 9, 1997, filed electronically on or about December 23, 1997 as Exhibit 8(c) to IDS
        International Fund, Inc.'s Post-Effective Amendment No. 26 to Registration Statement No. 2-92309, is incorporated herein by reference. Registrant's Custodian Agreement Amendment for AXP Blue Chip Advantage Fund and AXP Small Company Index Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(g)(6) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series Inc. Post-Effective Amendment
        No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003 is incorporated by reference.

(g)(7) Custodian Agreement between Registrant, on behalf of AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund, AXP Portfolio Builder Moderate Aggressive Fund, AXP Portfolio Builder Aggressive Fund, AXP Portfolio Builder Total Equity Fund, and American Express Trust Company, dated November 13, 2003 filed on or about Jan. 16, 2004, as exhibit
        (g)(7) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(1) Administrative Services Agreement between Registrant, on behalf of IDS Blue Chip Advantage Fund, and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(2) Amendment, dated June 3, 2002, to Administrative Services Agreement dated March 20, 1995, filed electronically on or about Jan. 21, 2003, as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 13 is incorporated by reference.

(h)(3) Administrative Services Agreement between Registrant, on behalf of IDS Small Company Index Fund, and American Express Financial Corporation, dated August 19, 1996, filed electronically as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 17 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(4) Amendment, dated June 3, 2002, to Administrative Services Agreement dated August 19, 1996, filed electronically on or about Jan. 21, 2003, as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 17 is incorporated by reference.

(h)(5) Administrative Services Agreement between Registrant, on behalf of AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, and American Express Financial Corporation, dated September 9, 1999, is incorporated by reference to Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 23 filed on or about Oct. 14, 1999.

(h)(6) Amendment, dated June 3, 2002, to Administrative Services Agreement dated September 9, 1999, filed electronically on or about Jan. 21, 2003, as Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 23 is incorporated by reference.

(h)(7) Administrative Services Agreement between Registrant, on behalf of AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund, AXP Portfolio Builder Moderate Aggressive Fund, AXP Portfolio Builder Aggressive Fund, AXP Portfolio Builder Total Equity Fund, and American Express Financial Corporation, dated November 13, 2003 filed on or about Jan. 16, 2004, as exhibit (h)(7) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(8) License Agreement between Registrant, on behalf of IDS Small Company Index Fund, and American Express Financial Corporation, dated August 1, 1996, filed electronically as Exhibit 9(c) to Post-Effective Amendment No. 16 to Registration Statement No. 33-30770, is incorporated by reference.

(h)(9) License Agreement, dated June 17, 1999, between the American Express Funds and American Express Company, filed electronically on or about September 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(10) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement for AXP Blue Chip Advantage Fund and AXP Small Company Index Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(11) Class Y Shareholder Service Agreement between Registrant, on behalf of AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund, AXP Portfolio Builder Moderate Aggressive Fund, AXP Portfolio Builder Aggressive Fund and AXP Portfolio Builder Total Equity Fund, and American Express Financial Advisors Inc. dated November 13, 2003 filed on or about
        Jan. 16, 2004, as exhibit (h)(11) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(12) Transfer Agency Agreement, dated May 1, 2003, between Registrant on behalf of AXP Blue Chip Advantage Fund, AXP Mid Cap Index Fund, AXP S&P 500 Index Fund and AXP Small Company Index Fund and American Express Client Service Corporation filed electronically on or about Nov. 7, 2003 as Exhibit (h)(12) to Post-Effective Amendment No. 30, to Registration Statement No. 33-30770, is incorporated by reference.

(h)(13) Transfer Agency Agreement, dated November 13, 2003, between Registrant, on behalf of AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund, AXP Portfolio Builder Moderate Aggressive Fund, AXP Portfolio Builder Aggressive Fund and AXP Portfolio Builder Total Equity Fund, and American Express Client Service Corporation filed on or about
        Jan. 16, 2004, as exhibit (h)(13) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(14) Plan and Agreement of Reorganization dated July 11, 2002, between AXP Total Stock Market Index Fund and AXP S&P 500 Index Fund filed electronically on or about Jan. 21, 2003, as Exhibit (h)(14) to Registrant's Post-Effective Amendment No. 28, is incorporated by reference.

(h)(15) Agreement and Plan of Reorganization dated July 11, 2002, between AXP Nasdaq 100 Index Fund and AXP S&P 500 Index Fund filed electronically on or about Jan. 21, 2003, as Exhibit (h)(15) to Registrant's Post-Effective Amendment No. 28, is incorporated by reference.

(h)(16) Plan and Liquidation dated July 11, 2002 concerning AXP International Equity Index Fund filed electronically on or about Jan. 21, 2003, as Exhibit (h)(16) to Registrant's Post-Effective Amendment No. 28, is incorporated by reference.

(h)(17) Fee Waiver Agreement, dated February 1, 2004, between American Express Financial Corporation, American Express Client Service Corporation and AXP Market Advantage Series, Inc. on behalf of AXP Mid Cap Index Fund, is filed electronically herewith as Exhibit (h)(17) to Registrant's Post-Effective Amendment No. 32.

(h)(18) Fee Waiver Agreement, February 1, 2004, between American Express Financial Corporation, American Express Client Service Corporation and AXP Market Advantage Series, Inc. on behalf of AXP S&P 500 Index Fund is filed electronically herewith as Exhibit (h)(18) to Registrant's Post-Effective Amendment No. 32.

(h)(19) Fee Waiver Agreement, dated November 13, 2003, between American Express Financial Corporation, American Express Client Service Corporation and AXP Market Advantage Series, Inc. on behalf of AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund, AXP Portfolio Builder Moderate Aggressive Fund, AXP Portfolio Builder Aggressive Fund and AXP Portfolio Builder Total Equity Fund filed on or about Jan. 16, 2004, as exhibit (h)(19) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 33-30770 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)     Independent Auditor's Consent is filed electronically herewith.

(k)     Omitted Financial Statements: None.

(l) Agreement made in consideration for providing initial capital between Registrant and IDS Financial Corporation filed as Exhibit 13 on March 1, 1990 to Pre-Effective Amendment No. 4 to Registration Statement No. 33-30770 is incorporated by reference.

(m)(1) Plan and Agreement of Distribution, dated July 1, 1999, between AXP Discovery Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc., Post-Effective Amendment No. 36 to Registration Statement File No. 2-72174 filed on or about July 30, 1999. Registrant's Plan and Agreement of Distribution for AXP Blue Chip Advantage Fund and AXP Small Company Index Fund differs from the one incorporated by reference only by the fact that the Registrant is one executing party.

(m)(2) Plan and Agreement of Distribution between Registrant, on behalf of AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, and American Express Financial Advisors Inc., dated September 9, 1999, is incorporated by reference to Exhibit (m)(2) to Registrant's Post-Effective Amendment No. 23 filed on or about Oct. 14, 1999.

(m)(3) Plan and Agreement of Distribution for Class C shares dated March 9, 2000 between AXP Bond Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m)(2) to AXP Bond Fund, Inc.'s Post-Effective Amendment No. 51 to Registration Statement File No. 2-51586 filed on or about June 26, 2000. Registrant's Plan and Agreement of Distribution for Class C shares differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(m)(4) Plan and Agreement of Distribution for Class A, B and C shares dated Nov. 13, 2003 between Registrant, on behalf of AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund, AXP Portfolio Builder Moderate Aggressive Fund, AXP Portfolio Builder Aggressive Fund and AXP Portfolio Builder Total Equity Fund and American Express Financial Advisors Inc. filed on or about Jan. 16, 2004, as exhibit (m)(4) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 33-30770 is incorporated by reference.

(n) Rule 18f-3 Plan Amendment dated January 8, 2004, is filed electronically herewith as Exhibit (n) to Post-Effective Amendment No. 32 to Registration Statement No. 33-30770.

(o)     Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 by Registrant is incorporated by reference to Exhibit (p)(1) to Registrant's Post-Effective Amendment No. 24 filed on or about March 31, 2000.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated Jan. 2, 2004, filed electronically on or about Jan. 12, 2004 as Exhibit (p)(2) to AXP Discovery Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-72174 is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign amendments to this Registration Statement, dated Jan. 7, 2004, filed on or about Jan. 16, 2004, as exhibit (q)(1) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 33-30770 is incorporated by reference.

(q)(2) Officers' Power of Attorney to sign amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit (q)(2) on March 27, 2002 to Registrant's Post-Effective Amendment No. 27 is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign amendments to this Registration Statement, dated September 17, 2002, filed electronically on or about Jan. 21, 2003, is incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant

         None.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 26.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Ruediger Adolf                  American Express Financial                                Senior Vice President
Senior Vice President           Advisors Inc.

Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - General        Assurance Company            P.O. Box 5555
Manager Annuities                                            Albany, NY  12205-0555

                                American Enterprise Life                                  Director, Chairman of the Board and
                                Insurance Company                                         Executive Vice President - Annuities

                                American Express Financial                                Vice President - General Manager
                                Advisors Inc.                                             Annuities

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Partners Life       1751 AXP Financial Center    Director, President
                                Insurance Company            Minneapolis MN  55474        and Chief Executive Officer

                                IDS Life Insurance Company                                Director and Executive Vice President -
                                                                                          Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President - Annuities
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director and Chairman of the Board

                                IDS Life Variable Annuity                                 Manager and Chairman of the Board
                                Funds A & B

Ward D. Armstrong               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retirement Services and Asset
Retirement Services                                                                       Management
and Asset Management
                                American Express Asset                                    Director and President
                                Management Group Inc.

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing                                      Manager
                                Group LLC

John M. Baker                   American Express Financial                                Vice President - Plan
Vice President - Plan Sponsor   Advisors Inc.                                             Sponsor Services
Services
                                American Express Asset                                    Vice President
                                Management Group Inc.

                                American Express Trust                                    Director and Senior Vice President
                                Company

Dudley Barksdale                American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Development
Development

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President -                Assurance Company            P.O. Box 5555                Executive Officer
Insurance Products                                           Albany, NY  12205-0555

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President and Chief
                                Agency of Oklahoma Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Chairman of the Board
                                Insurance Company                                         and Vice President-Insurance Products

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.                                Director, President and Chief
                                                                                          Executive Officer

                                IDS Life Variable Annuity                                 Manager, President and Chief
                                Funds A & B                                               Executive Officer

                                IDS REO 1, LLC                                            President

                                IDS REO 2, LLC                                            President

Arthur H. Berman                American Express                                          Senior Vice President and
Senior Vice President and       Financial Advisors Inc.                                   Chief Financial Officer
Chief Financial Officer
                                American Express                                          Director
                                Trust Company

                                American Partners Life                                    Director, Vice President - Finance
                                Insurance Company

                                IDS Life Insurance                                        Director, Executive Vice
                                Company                                                   President - Finance

Walter S. Berman                Advisory Capital Partners LLC                             Treasurer
Director, Senior Vice President
and Treasurer                   Advisory Capital Strategies                               Treasurer
                                Group Inc.

                                Advisory Convertible Arbitrage LLC                        Treasurer

                                Advisory Credit Opportunities                             Treasurer
                                GP LLC

                                Advisory Quantitative                                     Treasurer
                                Equity (General Partner) LLC

                                Advisory Select LLC                                       Treasurer

                                American Centurion Life                                   Treasurer
                                Assurance Company

                                American Enterprise Life                                  Vice President and Treasurer
                                Insurance Company

                                American Enterprise REO 1, LLC                            Treasurer

                                American Express Asset Management                         Vice President and Treasurer
                                Group, Inc.

                                American Express Asset Management                         Treasurer
                                International, Inc.

                                American Express                                          Director and Treasurer
                                Certificate Company

                                American Express Client                                   Treasurer
                                Service Corporation

                                American Express Corporation                              Treasurer

                                American Express Financial                                Director, Senior Vice President
                                Advisors Inc.

                                American Express Financial                                Vice President and Treasurer
                                Advisors Japan Inc.

                                American Express Insurance                                Treasurer
                                Agency of Alabama Inc.

                                American Express Insurance                                Treasurer
                                Agency of Arizona Inc.

                                American Express Insurance                                Treasurer
                                Agency of Idaho Inc.

                                American Express Insurance                                Treasurer
                                Agency of Maryland Inc.

                                American Express Insurance                                Treasurer
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Treasurer
                                Agency of Nevada Inc.

                                American Express Insurance                                Treasurer
                                Agency of New Mexico Inc.

                                American Express Insurance                                Treasurer
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Treasurer
                                Agency of Wyoming Inc.

                                American Partners Life                                    Vice President and Treasurer
                                Insurance Company

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Kentucky, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Maryland, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Pennsylvania, Inc.

                                American Express Personal                                 Treasurer
                                Trust Services, FSB

                                AMEX Assurance Company                                    Treasurer

                                IDS Cable Corporation                                     Treasurer

                                IDS Cable II Corporation                                  Treasurer

                                IDS Capital Holdings Inc.                                 Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer
                                of New York

                                IDS Management Corporation                                Treasurer

                                IDS Partnership Services                                  Treasurer
                                Corporation

                                IDS Property Casualty                                     Treasurer
                                Insurance Company

                                IDS Realty Corporation                                    Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                IDS REO 2, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and Treasurer
                                Development Corp.

Robert C. Bloomer               American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III

Leslie H. Bodell                American Express                                          Vice President - Technologies I
Vice President -                Financial Advisors Inc.
Technologies I

Kenneth I. Chenault             American Express Company     World Financial Center       Chairman and Chief
Director                                                     200 Vesey Street             Operating Officer
                                                             New York, NY  10285

Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Kentucky Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Maryland Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                American Express Financial                                Vice President - Retail Distribution
Vice President - Retail         Advisors Inc.                                             Services
Distribution Services

James M. Cracchiolo             American Express Financial                                Director, Chairman of the Board,
Director, Chairman of           Advisors Inc.                                             President and Chief Executive Officer
the Board, President and
Chief Executive Officer

Colleen Curran                  American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel

Luz Maria Davis                 American Express Financial                                Vice President - AEFA
Vice President - AEFA           Advisors Inc.                                             Communications
Communications

William V. Elliott              American Express Financial                                Vice President - Financial
Vice President - Financial      Advisors Inc.                                             Planning and Advice
Planning and Advice

Benjamin R. Field               American Express                                          Vice President - Finance Education &
Vice President - Finance        Financial Advisors Inc.                                   Planning Services
Education & Planning
Services

Giunero Floro                   American Express                                          Vice President - Creative Services
Vice President - Creative       Financial Advisors Inc.
Services

Terrence J. Flynn               American Express                                          Vice President - Brokerage Clearing
Vice President - Brokerage      Financial Advisors Inc.                                   Operations
Clearing Operations
                                American Enterprise                                       Senior Vice President
                                Investment Services Inc.

Jeffery P. Fox                  American Express                                          Vice President - Investment Accounting
Vice President -                Financial Advisors Inc.
Investment Accounting
                                IDS Life Series, Inc.                                     Chief Financial Officer

                                IDS Life Variable Annuity                                 Chief Financial Officer
                                Funds A & B

Barbara H. Fraser               American Express Financial                                Executive Vice President - AEFA Products
Executive Vice                  Advisors Inc.                                             and Corporate Marketing
President - Chief
Marketing Officer               IDS Life Insurance Company                                Director, Chairman of the Board and
                                                                                          Chief Executive Officer

Gordon M. Fines                 American Express Asset                                    Senior Vice President -
Vice President - Senior         Management Group Inc.                                     Growth Spectrum
Portfolio Manager I
                                American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager I

Peter A. Gallus                 American Express Financial                                Vice President -
Vice President - Investment     Advisors Inc.                                             Investment Administration
Administration
                                Kenwood Capital Management LLC                            Manager

                                IDS Capital Holdings Inc.                                 Vice President and Controller

Steve Guida                     American Enterprise                                       Vice President
Vice President - New            Investment Services Inc.
Business and Service
                                American Express Financial                                Vice President - New
                                Advisors Inc.                                             Business and Service

Teresa A. Hanratty              American Express Financial                                Senior Vice
Senior Vice                     Advisors Inc.                                             President - Field Management
President - Field Management

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Investment                                                               Investments
Administration Officer
                                American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -  Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express International                            Vice President - Investments
                                Deposit Company

                                American Express Financial                                Vice President - Investment
                                Advisors Inc.                                             Administration Officer

                                American Partners Life       1751 AXP Financial Center    Director and Vice
                                Insurance Company            Minneapolis, MN  55474       President - Investments

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Life Series Fund, Inc.                                Vice President - Investments

                                IDS Life Variable Annuity                                 Vice President - Investments
                                Funds A and B

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investment Officer
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                IDS REO 2, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 American Express Financial                                Vice President - Incentive
Vice President - Incentive      Advisors Inc.                                             Management
Management

Brian M. Heath                  American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Sales Manager
and General Sales Manager

Henry Heitman                   American Express Financial                                Vice President - Brokerage
Vice President - Brokerage      Advisors Inc.                                             Product Development
Product Development

Carol A. Holton                 American Centurion Life      20 Madison Ave. Extension    Director, Vice President - Third
Vice President - Third Party    Assurance Company            Albany, NY 12205-0555        Party Distribution
Distribution
                                American Enterprise Life     829 AXP Financial Center     Director, President and
                                Insurance Company            Minneapolis, MN  55474       Chief Executive Officer

                                American Enterprise          829 AXP Financial Center     President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express Financial                                Vice President - Third
                                Advisors Inc.                                             Party Distribution

                                IDS Life Insurance Company   20 Madison Ave. Extension    Director
                                of New York                  P.O. Box 5555
                                                             Albany, NY  12205-0555

Debra A. Hutchinson             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

James M. Jensen                 American Express Financial                                Vice President - Advice
Vice President - Advice and     Advisors Inc.                                             and Retail Distribution
Retail Distribution Group,                                                                Group Product,
Product, Compensation and                                                                 Compensation and Field
Field Administration                                                                      Administration

                                American Express Insurance                                Director, Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Texas Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Wyoming Inc.

Nancy E. Jones                  American Express Financial                                Vice President - Interactive
Vice President - Interactive    Advisors Inc.                                             Business Strategy
Business Strategy

William A. Jones                American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III

John C. Junek                   American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Counsel
and General Counsel

Ora J. Kaine                    American Express Financial                                Vice President - Retail
Vice President - Retail         Advisors Inc.                                             Distribution Services and
Distribution Services and                                                                 Chief of Staff
Chief of Staff

Theresa A. Kaminski             American Express Financial                                Vice President - Compliance
Vice President -                Advisors Inc.
Compliance

Michelle M. Keeley              AMEX Assurance Company                                    Vice President-Investments
Senior Vice President -
Fixed Income                    American Centurion Life                                   Vice President-Investments
                                Assurance Company

                                American Enterprise Life                                  Vice President-Investments
                                Insurance Company

                                American Express                                          Director
                                Asset Management
                                Group, Inc.

                                American Express                                          Vice President-Investments
                                Certificate Company

                                American Express Financial                                Senior Vice President-Fixed Income
                                Advisors Inc.

                                American Partners Life                                    Vice President-Investments
                                Insurance Company

                                IDS Life Insurance Company                                Vice President-Investments

                                IDS Life Insurance Company                                Vice President-Investments
                                of New York

Claire Kolmodin                 American Express Financial                                Vice President - Strategic
Vice President - Strategic      Advisors Inc.                                             Initiatives
Initiatives

Christopher J. Kopka            Advisory Capital Partners LLC                             Money Laundering
                                                                                          Prevention Officer

                                Advisory Capital Strategies                               Money Laundering
                                Group Inc.                                                Prevention Officer

                                Advisory Convertible Arbitrage LLC                        Money Laundering
                                                                                          Prevention Officer

                                Advisory Credit Opportunities                             Money Laundering
                                GP LLC                                                    Prevention Officer

                                Advisory Quantitative                                     Money Laundering
                                Equity (General Partner) LLC                              Prevention Officer

                                Advisory Select LLC                                       Money Laundering
                                                                                          Prevention Officer

                                American Enterprise                                       Money Laundering
                                Investment Services, Inc.                                 Prevention Officer

                                American Enterprise Life                                  Money Laundering
                                Insurance Company                                         Prevention Officer

                                American Enterprise                                       Money Laundering
                                REO 1, LLC                                                Prevention Officer

                                American Express Asset Management                         Money Laundering
                                Group, Inc.                                               Prevention Officer

                                American Express Asset Management                         Money Laundering
                                International, Inc.                                       Prevention Officer

                                American Express                                          Money Laundering
                                Certificate Company                                       Prevention Officer

                                American Express Client                                   Money Laundering
                                Service Corporation                                       Prevention Officer

                                American Express Corporation                              Money Laundering
                                                                                          Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Inc.                                             Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Japan Inc.                                       Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Alabama Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Arizona Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Idaho Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Maryland Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Massachusetts Inc.                              Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Nevada Inc.                                     Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of New Mexico Inc.                                 Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Oklahoma Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Texas Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Wyoming Inc.                                    Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Kentucky, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Maryland, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Mississippi, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Pennsylvania, Inc.

                                American Express Trust Company                            Money Laundering
                                                                                          Prevention Officer

                                American Partners Life                                    Money Laundering
                                Insurance Company                                         Prevention Officer

                                AMEX Assurance Company                                    Money Laundering
                                                                                          Prevention Officer

                                Boston Equity General                                     Money Laundering
                                Partner LLC                                               Prevention Officer

                                IDS Cable Corporation                                     Money Laundering
                                                                                          Prevention Officer

                                IDS Cable II Corporation                                  Money Laundering
                                                                                          Prevention Officer

                                IDS Capital Holdings Inc.                                 Money Laundering
                                                                                          Prevention Officer

                                IDS Insurance Agency of Utah Inc.                         Money Laundering
                                                                                          Prevention Officer

                                IDS Life Insurance Company                                Money Laundering
                                                                                          Prevention Officer

                                IDS Life Series Fund, Inc.                                Money Laundering
                                                                                          Prevention Officer

                                IDS Life Variable Annuity                                 Money Laundering
                                Funds A & B                                               Prevention Officer

                                IDS Management Corporation                                Money Laundering
                                                                                          Prevention Officer

                                IDS Partnership Services                                  Money Laundering
                                Corporation                                               Prevention Officer

                                IDS Property Casualty                                     Money Laundering
                                Insurance Company                                         Prevention Officer

                                IDS Realty Corporation                                    Money Laundering
                                                                                          Prevention Officer

                                IDS REO 1, LLC                                            Money Laundering
                                                                                          Prevention Officer

                                IDS REO 2, LLC                                            Money Laundering
                                                                                          Prevention Officer

                                Investors Syndicate                                       Money Laundering
                                Development Corporation                                   Prevention Officer

Lori J. Larson                  American Express Financial                                Vice President - Brokerage
Vice President - Brokerage      Advisors Inc.                                             and Direct Services
and Direct Services

Daniel E. Laufenberg            American Express Financial                                Vice President and Chief
Vice President and Chief        Advisors Inc.                                             U.S. Economist
U.S. Economist

Jane W. Lee                     American Express Financial                                Vice President and General
Vice President and General      Advisors Inc.                                             Manager Platinum Financial
Manager Platinum Financial                                                                Services
Services

Catherine M. Libbe              American Express                                          Vice President - Marketing & Product
Vice President -                Financial Advisors Inc.                                   Services
Marketing  & Product
Services

Diane D. Lyngstad               American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer,
Financial Officer,                                                                        U.S. Retail Group
U.S. Retail Group
                                American Express Client                                   Vice President and Chief
                                Service Corporation                                       Financial Officer

Thomas A. Mahowald              American Express Financial                                Vice President and Director of
Vice President and Director     Advisors Inc.                                             Equity Research
of Equity Research

Timothy J. Masek                American Express Financial                                Vice President and Director
Vice President and Director     Advisors Inc.                                             of Fixed Income Research
of Fixed Income Research

Mark T. McGannon                American Express Financial                                Vice President and
Vice President and              Advisors Inc.                                             General Manager - Products Sales
General Manager -
Products Sales

Brian J. McGrane                American Express                                          Vice President - LFO Finance
Vice President -                Financial Advisors Inc.
LFO Finance

                                Advisory Capital Partners LLC                             Vice President and Chief Financial
                                                                                          Officer

                                Advisory Capital                                          Vice President and Chief Financial
                                Strategies Group Inc.                                     Officer

                                Advisory Convertible                                      Vice President and Chief Financial
                                Arbitrage LLC                                             Officer

                                Advisory Credit                                           Vice President and Chief Financial
                                Opportunities GP LLC                                      Officer

                                Advisory Quantitative Equity                              Vice President and Chief Financial
                                (General Partner) LLC                                     Officer

                                Advisory Select LLC                                       Vice President and Chief Financial
                                                                                          Officer

                                American Express Asset                                    Vice President and Chief Financial
                                Management Group Inc.                                     Officer

                                Boston Equity General                                     Vice President and Chief Financial
                                Partner LLC                                               Officer

Sarah M. McKenzie               American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products                        American Express Personal                                 Director
                                Trust Services, FSB

Timothy S. Meehan               American Express                                          Secretary
Secretary                       Financial Advisors Inc.

                                American Enterprise Investment Services                   Secretary

                                American Enterprise REO 1, LLC                            Secretary

                                American Express Asset                                    Secretary
                                Management Group Inc.

                                American Express Asset                                    Secretary
                                Management International Inc.

                                American Express Client Service                           Secretary
                                Corporation

                                American Express Financial                                Secretary
                                Advisors Inc. Japan

                                American Express Insurance                                Secretary
                                Agency of Alabama Inc.

                                American Express Insurance                                Secretary
                                Agency of Arizona Inc.

                                American Express Insurance                                Secretary
                                Agency of Idaho Inc.

                                American Express Insurance                                Secretary
                                Agency of Maryland Inc.

                                American Express Insurance                                Secretary
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Secretary
                                Agency of Nevada Inc.

                                American Express Insurance                                Secretary
                                Agency of New Mexico Inc.

                                American Express Insurance                                Secretary
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Secretary
                                Agency of Wyoming Inc.

                                American Express Personal                                 Secretary
                                Trust Services, FSB

                                American Express Property                                 Secretary
                                Casualty Insurance Agency

                                American Express Property Casualty                        Secretary
                                Insurance Agency of Kentucky Inc.

                                American Express Property Casualty                        Secretary
                                Insurance Agency of Maryland  Inc.

                                American Express Property Casualty                        Secretary
                                Insurance Agency of Pennslyvania Inc.

                                Amex Assurance Company                                    Secretary

                                IDS Cable Corporation                                     Secretary

                                IDS Cable II Corporation                                  Secretary

                                IDS Capital Holdings Inc.                                 Secretary

                                IDS Life Insurance Company                                Secretary

                                IDS Management Corporation                                Secretary

                                IDS Partnership Services Corporation                      Secretary

                                IDS Property Casualty                                     Secretary
                                Insurance Company

                                IDS Realty Company                                        Secretary

                                IDS REO 1, LLC                                            Secretary

                                IDS REO 2, LLC                                            Secretary

                                Investors Syndicate Development Corp.                     Secretary

Paula R. Meyer                  American Express Financial                                Senior Vice President and General
Senior Vice President           Advisors Inc.                                             Manager - Mutual Funds
and General
Manager - Mutual Funds          American Express Certificate                              Director, President Chairman of the
                                Company                                                   Board and Chief Executive Officer

                                American Express                                          Director and President
                                International Deposit
                                Company

                                American Express                                          Director
                                Trust Company

                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

Barry J. Murphy                 American Express Client                                   Director, Chairman of the Board,
Executive Vice President -      Service Corporation                                       President and Chief Executive Officer
U.S. Retail Group
                                American Express Financial                                Executive Vice President -
                                Advisors Inc.                                             U.S. Retail Group

                                IDS Life Insurance Company                                Director

Rebecca A. Nash                 American Express Financial                                Vice President -
Vice President -                Corporation                                               Service Operations
Service Operations
                                AMEX Assurance Company                                    Vice President -
                                                                                          Service Operations

                                IDS Property Casualty                                     Vice President -
                                Insurance Company                                         Service Operations

Balakrish R. Natarajan          American Express Financial                                Vice President - Finance
Vice President - Finance        Advisors Inc.

Francois B. Odouard             American Express Financial                                Vice President - Brokerage
Vice President -                Advisors Inc.
Brokerage

Michael J. O'Keefe              American Express Financial                                Vice President - Advisory
Vice President - Advisory       Advisors Inc.                                             Business Systems
Business Systems

Kristi L. Petersen              American Express Financial                                Vice President - SPS and
Vice President - SPS and        Advisors Inc.                                             External Products
External Products
                                IDS Cable Corporation                                     Director, President and Chief Executive
                                                                                          Officer

                                IDS Cable II Corporation                                  Director, President and Chief Executive
                                                                                          Officer

                                IDS Futures Corporation                                   Director, President and Chief Executive
                                                                                          Officer

                                IDS Management Corporation                                Director, President and Chief Executive
                                                                                          Officer

                                IDS Partnership Services                                  Director, President and Chief Executive
                                Corporation                                               Officer

                                IDS Realty Corporation                                    Director, President and Chief Executive
                                                                                          Officer

Teresa J. Rasmussen             American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel
                                American Centurion Life                                   Counsel and Assistant Secretary
                                Assurance Company

                                American Enterprise Life                                  Director
                                Insurance Company

                                American Express Corporation                              Director, Vice President and Secretary

                                IDS Life Insurance Company                                Vice President, General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Insurance Company   20 Madison Ave. Extension    Assistant General Counsel and
                                of New York                  Albany, NY 12205-0555        Assistant Secretary

                                American Partners                                         Vice President, General Counsel
                                Life Insurance Company                                    and Secretary

Mark A. Riordan                 American Express                                          Vice President - Finance
Vice President - Finance        Financial Advisors Inc.                                   Emerging Technologies
Emerging Technologies

Daniel J. Rivera                American Express                                          Vice President - Senior
Vice President - Senior         Financial Advisors Inc.                                   Portfolio Manager II
Portfolio Manager II

ReBecca K. Roloff               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management and
Field Management                                                                          Financial Advisory Services
and Financial Advisory
Services

Stephen W. Roszell              Advisory Capital                                          Director
Senior Vice President -         Strategies Group Inc.
Institutional
Group                           American Express Asset                                    Director and Chief
                                Management Group Inc.                                     Executive Officer

                                American Express Asset                                    Director and Executive Vice President
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management International,
                                (Japan) Ltd.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Institutional Group

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Trust                                    Director
                                Company

                                IDS Life Insurance Company                                Director

                                Northwinds Marketing                                      Manager
                                Group LLC

Andrew C. Schell                American Express Financial                                Vice President - Client
Vice President - Client         Advisors Inc.                                             Development and Migration
Development and Migration

Peter B. Schofield              American Express                                          Vice President - Auditing
Vice President - Auditing       Financial Advisors Inc.

Gary A. Scott                   American Express                                          Vice President - Client Acquisition
Vice President -                Financial Advisors Inc.                                   Marketing
Client Acquisition
Marketing

Bridget Sperl                   American Enterprise                                       Director, President and Chief
Senior Vice President -         Investment Services Inc.                                  Executive Officer
Client Service
Organization                    American Express Client                                   Director and Senior Vice President
                                Service Corporation

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service Organization

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company

Jacqueline M. Sinjem            American Express Financial                                Vice President - Plan
Vice President - Plan           Advisors Inc.                                             Sponsor Services
Sponsor Services
                                American Express Trust                                    Vice President - Plan
                                Company                                                   Sponsor Services

Lisa A. Steffes                 American Express Financial                                Vice President - Marketing
Vice President - Marketing      Advisors Inc.                                             Officer Development
Officer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

David K. Stewart                American Express                                          Vice President - AEFA Controller
Vice President -                Financial Advisors Inc.                                   and Treasurer
AEFA Controller
                                American Enterprise                                       Treasurer
                                Investment Services, Inc.

Caroline Stockdale-Boon         American Express                                          Senior Vice President -
Senior Vice President -         Financial Advisors Inc.                                   Human Resources
Human Resources

Jeffrey J. Stremcha             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

John T. Sweeney                 American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer, Products Group
Financial Officer,
Products Group                  AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director

William F. "Ted" Truscott       Advisory Capital Strategies                               Director
Senior Vice President -         Group Inc.
Chief Investment Officer
                                American Express Asset                                    Director and Chairman of the Board,
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Asset                                    Director
                                Management International Inc.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

                                Kenwood Capital Management LLC                            Manager

George F. Tsafaridis            American Express                                          Vice President - Quality & Service Support
Vice President -                Financial Advisors Inc.
Quality & Service Support

Peter S. Velardi                American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Andrew O. Washburn              American Express                                          Vice President - Mutual Fund Marketing
Vice President -                Financial Advisors Inc.
Mutual Fund Marketing

Beth E. Weimer                  American Express Financial                                Vice President - Chief Compliance Officer
Vice President                  Advisors Inc.
Chief Compliance Officer
                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International Inc.

                                IDS Life Insurance Company                                Chief Compliance Officer

Jeffery A. Williams             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Cross-Sell/Strategic
Cross-Sell/Strategic                                                                      Management
Management

William J. Williams             American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Dianne L. Wilson                American Express                                          Vice President - Insurance Operations
Vice President -                Financial Advisors Inc.
Insurance Operations
                                Amex Assurance Company                                    Director and Senior Vice President

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Property Casualty Company                             Director and Senior Vice President

Michael D. Wolf                 American Express Asset                                    Executive Vice President
Vice President - Senior         Management Group Inc.
Portfolio Manager
                                American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager

Michael R. Woodward             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 27. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with              Offices with Registrant
         Business Address*                              Underwriter

         Ruediger Adolf                                 Senior Vice President                  None

         Gumer C. Alvero                                Vice President - General               None
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -                None
                                                        Retirement Services and
                                                        Asset Management

         John M. Baker                                  Vice President - Plan                  None
                                                        Sponsor Services

         Dudley Barksdale                               Vice President - Service               None
                                                        Development

         Timothy V. Bechtold                            Vice President -                       None
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President - Chief          None
                                                        Financial Officer - Finance

         Walter S. Berman                               Director, Senior Vice President        None

         Robert C. Bloomer                              Vice President - Technologies III      None

         Leslie H. Bodell                               Vice President - Technologies I        None

         Rob Bohli                                      Group Vice President -                 None
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -                 None
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -                 None
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Kenneth J. Ciak                                Vice President and                     None
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Martin T. Cole                                 Group Vice President - Southwest       None

         Paul A. Connolly                               Vice President - Relationship          None
                                                        Leader Retail Distribution Services

         James M. Cracchiolo                            Director, Chairman, President and      None
                                                        Chief Executive Officer

         Colleen Curran                                 Vice President and                     None
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - AEFA                  None
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -                 None
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -                 None
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                                 Group Vice President -                 None
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial             None
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace              None
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior                None
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative              None
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage             None
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment            Treasurer
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -             None
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President -                       None
                                                        Investment
                                                        Administration

         Gary W. Gassmann                               Group Vice President -                 None
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         Steven Guida                                   Vice President -                       None
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -                None
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Investments           None
                                                        Administration Officer

         Janis K. Heaney                                Vice President -                       None
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President                  None
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Henry Heitman                                  Vice President - Brokerage             None
                                                        Product Development

         Jon E. Hjelm                                   Group Vice President -                 None
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -                 None
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Carol A. Holton                                Vice President - Third                 None
                                                        Party Distribution

         Debra A. Hutchinson                            Vice President - Technologies I        None

         Diana R. Iannarone                             Group Vice President -                 None
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -                 None
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -                       None
                                                        Advice and
                                                        Retail Distribution
                                                        Group Product,
                                                        Compensation and Field
                                                        Administration

         Jody M. Johnson                                Group Vice President -                 None
                                                        Twin Cities Metro

         Nancy Jones                                    Vice President - Interactive           None
                                                        Business Development

         William A. Jones                               Vice President - Technologies III      None

         John C. Junek                                  Senior Vice President,                 None
                                                        General Counsel

         Ora J. Kaine                                   Vice President -                       None
                                                        Retail Distribution Services
                                                        and Chief of Staff

         Theresa Kaminski                               Vice President - Compliance            None

         Michelle M. Keeley                             Senior Vice President -                None
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -                 None
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic             None
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention            Non
                                                        Officer

         Mitre Kutanovski                               Group Vice President -                 None
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President -                       None
                                                        Brokerage and Direct
                                                        Services

         Daniel E. Laufenberg                           Vice President and Chief               None
                                                        U.S. Economist

         Jane W. Lee                                    Vice President and General             None
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing             None
                                                        & Product Services

         Diane D. Lyngstad                              Vice President - Lead Financial        None
                                                        Officer, U.S. Retail Group

         Thomas A. Mahowald                             Vice President and Director of         None
                                                        Equity Research

         Timothy J. Masek                               Vice President and                     None
                                                        Director of Fixed Income
                                                        Research

         Mark T. McGannon                               Vice President and General             None
                                                        Sales Manager - Products

         Brian J. McGrane                               Vice President - LFO Finance           None

         Dean O. McGill                                 Group Vice President -                 None
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and           None
                                                        Brokerage Products

         Timothy S. Meehan                              Secretary                              None

         Penny Meier                                    Vice President - Business              None
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and              President
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -                None
                                                        Technologies

         Barry J. Murphy                                Executive Vice President -             None
                                                        U.S. Retail Group

         Rebecca Nash                                   Vice President - Service               Non
                                                        Operations

         Balakrish R. Natarnjan                         Vice President - Finance               None

         Thomas V. Nicolosi                             Group Vice President -                 None
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -                 None
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage             None

         Michael J. O'Keefe                             Vice President -                       None
                                                        Advisory Business Systems

         Kristi L. Petersen                             Vice President - SPS and               None
                                                        External Products

         John G. Poole                                  Group Vice President -                 None
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -                 None
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Teresa J. Rasmussen                            Vice President and                     None
                                                        Assistant General Counsel

         Ralph D. Richardson III                        Group Vice President -                 None
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Mark Riordan                                   Vice President - Finance               None
                                                        Emerging Technologies

         Daniel J. Rivera                               Vice President - Senior                None
                                                        Portfolio Manager II

         ReBecca K. Roloff                              Senior Vice President -                None
                                                        Field Management and
                                                        Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -                Board member and
                                                        Institutional Group                    Vice President

         Maximillian G. Roth                            Group Vice President -                 None
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -                 None
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Client Development    None
                                                        and Migration

         Peter B. Schofield                             Vice President - Auditing              None

         Gary A. Scott                                  Vice President - Client                None
                                                        Acquisition Marketing

         Jacqueline M. Sinjem                           Vice President - Plan                  None
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -                 None
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget Sperl                                  Senior Vice President -                None
                                                        Client Service Organization

         Paul J. Stanislaw                              Group Vice President -                 None
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -                       None
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller       None
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -                None
                                                        Human Resources

         Jeffrey J. Stremcha                            Technologies I                         None

         John T. Sweeney                                Vice President - Lead Financial        None
                                                        Officer, Products Group

         Craig P. Taucher                               Group Vice President -                 None
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -                 None
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President -                Board member and
                                                        Chief Investment Officer               Vice President

         George F. Tsafaridis                           Vice President - Quality &             None
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -                 None
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Peter S. Velardi                               Senior Vice President -                None
                                                        Field Management

         Andrew O. Washburn                             Vice President -                       None
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -                 None
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and                     None
                                                        Chief Compliance Officer

         Jeffrey A. Williams                            Senior Vice President -                None
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -                None
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance             None
                                                        Operations

         Michael D. Wolf                                Vice President - Senior                None
                                                        Portfolio Manager

         Michael R. Woodward                            Senior Vice President -                None
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 27 (c).   Not Applicable.

Item 28.       Location of Accounts and Records

               American Express Financial Corporation
               70100 AXP Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Market Advantage Series, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 25th day of March, 2004.


AXP MARKET ADVANTAGE SERIES, INC.



By /s/   Paula R. Meyer
   -----------------------
         Paula R. Meyer, President



By /s/   Jeffrey P. Fox
   --------------------------
         Jeffrey P. Fox, Treasurer



Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of March, 2004.

Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
---------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Barbara H. Fraser                               Director
------------------------
     Barbara H. Fraser

/s/  Heinz F. Hutter*                                Director
----------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

Signature                                            Capacity


/s/  Alan G. Quasha*
----------------------                               Director
     Alan G. Quasha

/s/  Stephen W. Roszell                              Director
-------------------------
     Stephen W. Roszell

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott


* Signed pursuant to Directors' Power of Attorney, dated Jan. 7, 2004 filed electronically on or about Jan. 16, 2004, as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 31, by:



/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 32 TO REGISTRATION STATEMENT NO. 33-30770


This post-effective amendment comprises the following papers and documents:

The facing sheet.

Part A.

        Prospectus for:
        AXP(R) Blue Chip Advantage Fund
        AXP(R) Small Company Index Fund
        AXP(R) Mid Cap Index Fund
        AXP(R) S&P 500 Index Fund

Part B.

        Statement of Additional Information for:
        AXP(R) Blue Chip Advantage Fund
        AXP(R) Small Company Index Fund
        AXP(R) Mid Cap Index Fund
        AXP(R) S&P 500 Index Fund

Part C.

        Other information.

        Exhibits.

The signatures.